                                                       REGISTRATION NO. 33-41629

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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                              -------------------
                                    FORM N-4

                           POST EFFECTIVE AMENDMENT NO 4.
                                      TO
          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  /X/
                                      AND
                               AMENDMENT NO. 9 TO
                  REGISTRATION STATEMENT UNDER THE INVESTMENT
                              COMPANY ACT OF 1940                            /X/


                       SUN LIFE (N.Y.) VARIABLE ACCOUNT C
                           (EXACT NAME OF REGISTRANT)

               SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
                              (NAME OF DEPOSITOR)
                                80 BROAD STREET
                            NEW YORK, NEW YORK 10004

             (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)
                  DEPOSITOR'S TELEPHONE NUMBER: (212) 943-3855
                   BONNIE S. ANGUS, ASSISTANT VICE PRESIDENT
                C/O SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
                          ONE SUN LIFE EXECUTIVE PARK
                      WELLESLEY HILLS, MASSACHUSETTS 02181
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)
                          COPIES OF COMMUNICATIONS TO:
                              DAVID N. BROWN, ESQ.
                              COVINGTON & BURLING
                         1201 PENNSYLVANIA AVENUE, N.W.
                                 P.O. BOX 7566
                             WASHINGTON, D.C. 20044

                              -------------------


/X/ It is proposed that this filing will become effective on May 1, 1997 pursuant to paragraph (b) of Rule 485.

Pursuant to the provisions of Rule 24f-2 under the Investment Company Act of 1940, the Registrant has registered an indefinite amount of securities under the Securities Act of 1933. The Rule 24f-2 notice for the fiscal year ended December 31, 1996 was filed on February 28, 1997.

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

                       SUN LIFE (N.Y.) VARIABLE ACCOUNT C


                                Amendment No. 4 to

                       Registration Statement on Form N-4

               Cross Reference Sheet Required by Rule 495(a) under
                           The Securities Act of 1933

ITEM NUMBER IN FORM N-4                      LOCATION IN PROSPECTUS; CAPTION

PART A

 1.  Cover Page                              Cover Page

 2.  Definitions                             Definitions

 3.  Synopsis                                Cover Pages; Expense Summary

 4.  Condensed Financial                     Condensed Financial Information;
     Information                             Performance Data

 5.  General Description of                  A Word About the Company, the
     Registrant, Depositor                   Fixed Account, the Variable
     and Portfolio Companies                 Account, and the Series Fund;
                                             Additional Information About
                                             the Company

 6.  Deductions                              How the Contract Charges Are
                                             Assessed; Cash Withdrawals,
                                             Withdrawal Charges and Market
                                             Value Adjustment

 7.  General Description of                  Purchase Payments and Contract
     Variable Annuity Contracts              Values During Accumulation
                                             Period; Other Contractual
                                             Provisions

 8.  Annuity Period                          Annuity Provisions

 9.  Death Benefit                           Death Benefit

10.  Purchases and Contract                  Purchase Payments and Contract
     Value                                   Values During Accumulation
                                             Period

11.  Redemptions                             Cash Withdrawals, Withdrawal
                                             Charges and Market Value
                                             Adjustment

12.  Taxes                                   Federal Tax Status

13.  Legal Proceedings                       Legal Proceedings

14.  Table of Contents of the                Not Applicable
     Statement of Additional
     Information

                                             LOCATION IN STATEMENT OF
ITEM NUMBER IN FORM N-4                      ADDITIONAL INFORMATION; CAPTION

PART B

15.  Cover Page                              Not Applicable

16.  Table of Contents                       Not Applicable

17.  General Information and                 A Word About the Company, the
     History                                 Fixed Account, the Variable
                                             Account and the Series Fund;
                                             Additional Information About the
                                             Company*

18.  Services                                Other Contractual Provisions;
                                             Administration of the Contracts*

19.  Purchase of Securities                  Purchase Payments and Contract
     Being Offered                           Values During Accumulation
                                             Period*

20.  Underwriters                            Distribution of the Contracts*

21.  Calculation of Performance              Calculation of Performance Data*
     Data

22.  Annuity Payments                        Annuity Provisions*

23.  Financial Statements                    Financial Statements*




* In the Prospectus

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS


     Attached hereto and made a part hereof is the Prospectus dated May 1, 1997.

                                                                      PROSPECTUS
                                                                     MAY 1, 1997

                                  REGATTA - NY

               --------------------------------------------------

    The individual deferred annuity contracts (the "Contracts") offered by this Prospectus are designed for use in connection with personal retirement and deferred compensation plans, some of which may qualify as retirement programs under Sections 401, 403, or 408 of the Internal Revenue Code. The Contracts are issued by Sun Life Insurance and Annuity Company of New York (the "Company"), a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.) ("Sun Life (U.S.)"), having its Principal Executive Offices at 80 Broad Street, New York, New York, 10004, telephone (212) 943-3855 (Toll Free (800) 447-7569). The
Contracts provide that annuity payments will begin on a selected future date, and provide for fixed and variable annuity payments as elected.

    Only one Purchase Payment will be accepted by the Company for each Contract. The Purchase Payment must be at least $5,000 and the prior approval of the Company is required before it will accept a Purchase Payment in excess of $1,000,000.

    The Owner may elect to have Contract values accumulated on a fixed basis in the Fixed Account, which pays interest at the applicable Guaranteed Interest Rate(s) for the duration of the particular Guarantee Period(s) selected by the Owner, or on a variable basis in Sun Life (N.Y.) Variable Account C (the "Variable Account"), a separate account of the Company, or divided between the Fixed Account and the Variable Account. The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account uses its assets to purchase, at their net asset value, shares of a specific series of MFS/Sun Life Series Trust (the "Series Fund"), a mutual fund registered under the Investment Company Act of 1940, and advised by Massachusetts Financial Services Company, a subsidiary of Sun Life (U.S.). Ten series are available for investment under the Contracts:
(1) Money Market Series; (2) High Yield Series; (3) Capital Appreciation Series;
(4) Government Securities Series; (5) World Governments Series; (6) Total Return Series; (7) Managed Sectors Series; (8) Conservative Growth Series; (9) Utilities Series; and (10) World Growth Series. The Series Fund pays its investment adviser certain fees charged against the assets of each series. Contract values allocated to the Variable Account and the amount of variable annuity payments will vary to reflect the investment performance of the series of the Series Fund selected by the Owner and the deduction of the contract charges described under "How the Contract Charges Are Assessed" on page 23. For more information about the Series Fund, see "The Series Fund" on page 15 and the accompanying Series Fund prospectus.

                                                        (CONTINUED ON NEXT PAGE)

THE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT PROSPECTUS OF MFS/SUN LIFE SERIES TRUST. YOU SHOULD RETAIN THESE PROSPECTUSES FOR FUTURE REFERENCE.

*ANY REFERENCE IN THIS PROSPECTUS TO RECEIPT BY THE COMPANY MEANS RECEIPT AT ITS ANNUITY SERVICE MAILING ADDRESS, 80 BROAD STREET, NEW YORK, NEW YORK 10004.

    If the Owner elects to have values accumulated on a fixed basis, the Purchase Payment is allocated to one or more Guarantee Periods made available by the Company in connection with the Fixed Account with durations of from one to ten years, as selected by the Owner. The Fixed Account is the general account of the Company (See "The Fixed Account" on page 13). The Company will credit interest at a rate of not less than three percent (3%) per year, compounded annually, to amounts allocated to the Fixed Account and guarantees these amounts at various interest rates (the "Guaranteed Interest Rates") for the duration of the Guarantee Period elected by the Owner, subject to the imposition of any applicable withdrawal charge, Market Value Adjustment, or account administration fee. The Company may not change a Guaranteed Interest Rate for the duration of the Guarantee Period; however, Guaranteed Interest Rates applicable to subsequent Guarantee Periods cannot be predicted and will be determined at the sole discretion of the Company (subject to the minimum guarantee of three percent (3%)). That part of the Contract relating to the Fixed Account is registered under the Securities Act of 1933, but the Fixed Account is not subject to the restrictions of the Investment Company Act of 1940.

    The Company does not deduct a sales charge from the Purchase Payment. However, if any part of a Contract's Accumulation Account is withdrawn, a withdrawal charge (contingent deferred sales charge) may be assessed by the Company. This charge is intended to reimburse the Company for expenses relating to the distribution of the Contracts. During the first seven Contract Years up to ten percent (10%) of the Net Purchase Payment may be withdrawn in each Contract Year on a non-cumulative basis without the imposition of the withdrawal charge by the Company. Amounts withdrawn in excess of such amount (adjusted by any applicable Market Value Adjustment with respect to the Fixed Account) will be subject to a withdrawal charge ranging from 6% to 0%. The withdrawal charge is not imposed after the end of the seventh Contract Year (See "Withdrawal Charges" on page 20).

    In addition, any cash withdrawal of amounts allocated to the Fixed Account, other than a withdrawal effective within 30 days prior to the Expiration Date of the applicable Guarantee Period or the withdrawal of interest credited to a Guarantee Amount during the current Contract Year, will be subject to a Market Value Adjustment. The Market Value Adjustment will reflect the relationship between the Current Rate (which is the Guaranteed Interest Rate currently declared by the Company for Guarantee Periods equal to the balance of the Guarantee Period applicable to the amount being withdrawn) and the Guaranteed Interest Rate applicable to the amount being withdrawn. Generally, if the Guaranteed Interest Rate is lower than the Current Rate, then the application of the Market Value Adjustment will result in a lower payment upon withdrawal. Similarly, if the Guaranteed Interest Rate is higher than the Current Rate, the application of the Market Value Adjustment will result in a higher payment upon withdrawal (See "Market Value Adjustment" on page 21).

    The Company reserves the right to defer the payment of amounts withdrawn from the Fixed Account for a period not to exceed six months from the date written request for such withdrawal is received by the Company.

    Special restrictions on withdrawals apply to Contracts used with Tax Sheltered Annuities established pursuant to Section 403(b) of the Internal Revenue Code (See "Section 403(b) Annuities" on page 20).

    In addition, under certain circumstances withdrawals may result in tax penalties (See "Federal Tax Status"). For a discussion of cash withdrawals, withdrawal charges and the Market Value Adjustment see "Cash Withdrawals, Withdrawal Charges and Market Value Adjustment" on page 19.

    On each Contract Anniversary and on surrender of the Contract for full value the Company will deduct an annual account administration fee ("Account Fee") of $30 from the Contract's Accumulation Account. After the Annuity Commencement Date the Account Fee will be deducted pro rata from each variable annuity payment made during the year. The Account Fee may be waived by the Company under certain circumstances. In addition, the Company makes a deduction from the Variable Account at the end of each Valuation Period equal to an annual rate of 0.15% of the daily net assets of the Variable Account. These charges are to reimburse the Company for administrative expenses related to the issue and maintenance of the Contracts. (See "Administrative Charges" on page 23).

    The Company also deducts a mortality and expense risk charge at the end of each Valuation Period equal to an annual rate of 1.25% of the daily net assets of the Variable Account for mortality and expense risks assumed by the Company (See "Mortality and Expense Risk Charge" on page 23).

    Under certain circumstances the Company may substitute shares of another registered open-end investment company or unit investment trust both for Series Fund shares already purchased by the Variable Account and as the security to be purchased in the future. Also, upon notice to the Owner, or the Payee during the annuity period, the Company may modify the contract if such modification: (i) is necessary to make the Contract or the Variable Account comply with any law or regulation issued by a governmental agency to which the Company or the Variable Account is subject; or (ii) is necessary to assure continued qualification of the Contract under the Internal Revenue Code or other federal or state laws relating to retirement annuities or annuity contracts; or (iii) is necessary to reflect a change in the operation of the Variable Account or the Sub-Accounts; or (iv) provides additional Variable Account and/or fixed accumulation options (See "Substituted Securities" on page 29 and "Change in Operation of Variable Account" and "Modification" on page 30).

    In the event of the death of the Annuitant prior to the Annuity Commencement Date, the Company will pay a death benefit to the Beneficiary. If the death of the Annuitant occurs on or after the Annuity Commencement Date, no death benefit will be payable except as may be provided under the Annuity Option elected (See "Death Benefit" on page 22).

    Annuity Payments will begin on the Annuity Commencement Date. The Owner selects the Annuity `Commencement Date, frequency of payments and the Annuity Option (See "Annuity Provisions" on page 24).

    Premium taxes, if any, payable to any governmental entity will be charged against the Contracts (See "Premium Taxes" on page 23).

    Subject to certain conditions, and during the Accumulation Period, the Owner may transfer amounts among the Sub-Accounts or Guarantee Periods available under the Contract. Transfers (except of interest credited during the current Contract Year to the Guarantee Amount transferred) from or within the Fixed Account will be subject to the Market Value Adjustment unless the transfer is effective within 30 days prior to the Expiration Date of the amount transferred (See "Transfer Privilege" on page 19).

    After the Annuity Commencement Date, the Payee may, subject to certain restrictions, exchange the value of a designated number of Annuity Units of particular Sub-Accounts then credited with respect to the particular Payee for other Annuity Units, the value of which would be such that the dollar amount of an annuity payment made on the date of the exchange would be unaffected by the fact of the exchange (See "Exchange of Variable Annuity Units" on page 27).

    The Company will vote Series Fund shares held by the Sub-Accounts at meetings of shareholders of the Series Fund, but will follow voting instructions received from persons having the right to give voting instructions. The Owner is the person having the right to give voting instructions prior to the Annuity Commencement Date. On or after the Annuity Commencement Date the Payee is the person having such voting rights. Any shares attributable to the Company and Series Fund shares for which no timely voting instructions are received will be voted by the Company in the same proportion as the shares for which instructions are received from persons having such right (See "Voting of Series Fund Shares" on page 29).

    The Company will furnish Owners with certain reports and statements described under "Periodic Reports" on page 29. Such reports, other than prospectuses, will not include the Company's financial statements.

    If the Owner is not satisfied with the Contract it may be returned to the Company within ten days after it was delivered to the Owner. When the Company receives the returned Contract it will be cancelled and the value of the Contract's Accumulation Account at the end of the Valuation Period during which the Contract was received by the Company will be refunded.

                             AVAILABLE INFORMATION

    The Company is subject to the informational requirements of the Securities Exchange Act of 1934 (the "1934 Act"), as amended, and in accordance therewith files reports and other information with the Securities and Exchange Commission (the "Commission"). Such reports and other information can be inspected and copied at the public reference facilities of the Commission at Room 1024, 450 Fifth Street, N.W., Washington, D.C. and at the Commission's Regional Offices located at 75 Park Place, New York, New York and Northwest Atrium Center, 500 West Madison Street, Suite 1400, Chicago, Illinois 60661-2511. Copies of such materials also can be obtained from the Public Reference Section of the Commission at 450 Fifth Street, N.W., Washington, D.C. 20549, at prescribed rates.

    The Company has filed registration statements (the "Registration Statements") with the Commission under the Securities Act of 1933 relating to the Contracts offered by this Prospectus. This Prospectus has been filed as a part of the Registration Statements and does not contain all of the information set forth in the Registration Statements and exhibits thereto, and reference is hereby made to such Registration Statements and exhibits for further information relating to the Company and the Contracts. The Registration Statements and the exhibits thereto may be inspected and copied, and copies can be obtained at prescribed rates, in the manner set forth in the preceding paragraph.

                INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

    The Annual Report on Form 10-K for the year ended December 31, 1996 heretofore filed by the Company with the Commission under the 1934 Act is incorporated by reference in this Prospectus.

    Any statement contained in a document incorporated by reference herein shall be deemed modified or superseded hereby to the extent that a statement contained in a later-filed document or herein shall modify or supersede such statement. Any statement so modified or superseded shall not be deemed, except as so modified or superseded, to constitute a part of this Prospectus.

    The Company will furnish, without charge, to each person to whom a copy of this Prospectus is delivered, upon the written or oral request of such person, a copy of the document referred to above which has been incorporated by reference in this Prospectus, other than exhibits to such document (unless such exhibits are specifically incorporated by reference in the Prospectus). Requests for such document should be directed to Steven I. Rosenthal, Accounting and Administrative Officer, Sun Life Insurance and Annuity Company of New York, 80 Broad Street, New York, New York, 10004, telephone (212) 943-3855 or (800) 447-7569.

                               TABLE OF CONTENTS

                                                                                                                PAGE
Definitions                                                                                                           7
Expense Summary                                                                                                       9
Condensed Financial Information -- Accumulation Unit Values                                                          10
Performance Data                                                                                                     11
This Prospectus Is a Catalog of Facts                                                                                12
Uses of the Contract                                                                                                 12
A Word About the Company, the Fixed Account, the Variable Account and the Series Fund                                12
    The Company                                                                                                      12
    The Fixed Account                                                                                                13
    The Variable Account                                                                                             14
    The Series Fund                                                                                                  15
Purchase Payments and Contract Values During Accumulation Period                                                     16
    Purchase Payments                                                                                                16
    Variable Accumulation Value                                                                                      17
    Net Investment Factor                                                                                            17
    Fixed Accumulation Value                                                                                         18
    Guarantee Periods                                                                                                18
    Guaranteed Interest Rates                                                                                        18
    Transfer Privilege                                                                                               19
Cash Withdrawals, Withdrawal Charges and Market Value Adjustment                                                     19
    Cash Withdrawals                                                                                                 19
    Withdrawal Charges                                                                                               20
    Section 403(b) Annuities                                                                                         20
    Market Value Adjustment                                                                                          21
Death Benefit                                                                                                        22
    Death Benefit Provided by the Contract                                                                           22
    Election and Effective Date of Election                                                                          22
    Payment of Death Benefit                                                                                         22
    Amount of Death Benefit                                                                                          22
How the Contract Charges Are Assessed                                                                                23
    Administrative Charges                                                                                           23
    Premium Taxes                                                                                                    23
    Mortality and Expense Risk Charge                                                                                23
    Withdrawal Charges                                                                                               24
Annuity Provisions                                                                                                   24
    Annuity Commencement Date                                                                                        24
    Election--Change of Annuity Option                                                                               25
    Annuity Options                                                                                                  25
    Determination of Annuity Payments                                                                                26
    Fixed Annuity Payments                                                                                           26
    Variable Annuity Payments                                                                                        26
    Variable Annuity Unit Value                                                                                      27
    Exchange of Variable Annuity Units                                                                               27
    Annuity Payment Rates                                                                                            27

                                                                                                                PAGE
Other Contractual Provisions                                                                                         27
    Payment Limits                                                                                                   27
    Designation and Change of Beneficiary                                                                            27
    Exercise of Contract Rights                                                                                      28
    Change of Ownership                                                                                              28
    Death of Owner                                                                                                   28
    Voting of Series Fund Shares                                                                                     29
    Periodic Reports                                                                                                 29
    Substituted Securities                                                                                           29
    Change in Operation of Variable Account                                                                          30
    Splitting Units                                                                                                  30
    Modification                                                                                                     30
    Custodian                                                                                                        30
    Right to Return                                                                                                  30
Federal Tax Status                                                                                                   31
    Introduction                                                                                                     31
    Tax Treatment of the Company and the Variable Account                                                            31
    Taxation of Annuities in General                                                                                 31
    Qualified Retirement Plans                                                                                       33
    Pension and Profit-Sharing Plans                                                                                 33
    Tax-Sheltered Annuities                                                                                          33
    Individual Retirement Accounts                                                                                   33
Administration of the Contracts                                                                                      34
Distribution of the Contracts                                                                                        34
Additional Information About the Company                                                                             35
    Selected Financial Data                                                                                          35
    Management's Discussion and Analysis of Financial Condition and Results of Operations                            35
    Reinsurance                                                                                                      35
    Reserves                                                                                                         35
    Investments                                                                                                      36
    Competition                                                                                                      36
    Employees                                                                                                        36
    Properties                                                                                                       36
The Company's Directors and Executive Officers                                                                       36
State Regulation                                                                                                     39
Legal Proceedings                                                                                                    40
Legal Matters                                                                                                        40
Accountants                                                                                                          40
Registration Statements                                                                                              40
Financial Statements                                                                                                 41
Appendix A--Variable Accumulation Unit Value, Variable Annuity Unit Value and Variable Annuity Payment
  Calculations                                                                                                       69
Appendix B--Withdrawals, Withdrawal Charges and the Market Value Adjustment                                          70
Appendix C--Calculation of Performance Data; Advertising and Sales Literature                                        72

                                  DEFINITIONS

    The following terms as used in this Prospectus have the indicated meanings:

    ACCOUNT VALUE: The Variable Accumulation Value, if any, plus the Fixed Accumulation Value, if any, of a Contract for any Valuation Period.

    ACCUMULATION ACCOUNT: An account established for the Contract to which the Net Purchase Payment is credited.

    ACCUMULATION PERIOD: The period before the Annuity Commencement Date and during the lifetime of the Annuitant.

    *ANNUITANT: The person or persons named in the Contract and on whose life the first annuity payment is to be made. If more than one person is so named, all provisions of the Contract which are based on the death of the "Annuitant" will be based on the date of death of the last surviving of the persons so named. By example, the death benefit will become due only upon the death, prior to the Annuity Commencement Date, of the last surviving of the persons so named. Collectively, these persons are referred to in this Contract as "Annuitants." The Owner is not permitted to name a "Co-Annuitant" under a Qualified Contract.

    *ANNUITY COMMENCEMENT DATE: The date on which the first annuity payment is to be made.

    *ANNUITY OPTION:  The method for making annuity payments.

    ANNUITY UNIT: A unit of measure used in the calculation of the amount of the second and each subsequent Variable Annuity payment.

    *BENEFICIARY: The person or entity having the right to receive the death benefit set forth in the Contract, and, for Non-Qualified Contracts, who is the "designated beneficiary" for purposes of Section 72(s) of the Internal Revenue Code in the event of the Owner's death.

    COMPANY:  Sun Life Insurance and Annuity Company of New York.

    CONTRACT YEARS AND CONTRACT ANNIVERSARIES: The first Contract Year shall be the period of 12 months plus a part of a month as measured from the date the Contract is issued to the first day of the calendar month which follows the calendar month of issue. All Contract Years and Anniversaries thereafter shall be 12 month periods based upon such first day of the calendar month which follows the calendar month of issue. If, for example, the Issue Date is in March, the first Contract Year will be determined from the Issue Date but will end on the last day of March in the following year; all other Contract Years and all Contract Anniversaries will be measured from April 1.

    DUE PROOF OF DEATH: An original certified copy of an official death certificate, an original certified copy of a decree of a court of competent jurisdiction as to the finding of death, or any other proof satisfactory to the Company.

    EXPIRATION DATE:  The last day of a Guarantee Period.

    FIXED ACCOUNT: The Fixed Account consists of all assets of the Company other than those allocated to a separate account of the Company.

    FIXED ANNUITY: An annuity with payments which do not vary as to dollar amount.

    GUARANTEE AMOUNT: Any portion of the Contract's Account Value allocated to a particular Guarantee Period with a particular Expiration Date (including interest earned thereon).

    GUARANTEE PERIOD: The period for which a Guaranteed Interest Rate is credited.

    GUARANTEED INTEREST RATE: The rate of interest credited by the Company on a compound annual basis during any Guarantee Period.

------------------------
*As specified in the application, unless changed.

    ISSUE DATE:  The date on which the Contract becomes effective.

    NON-QUALIFIED CONTRACT: A Contract used in connection with a retirement plan which does not receive favorable federal income tax treatment under Sections 401, 403, or 408 of the Internal Revenue Code of 1986, as amended (the "Code"). The Contract must be owned by a natural person or by a trust or other entity as agent for a natural person for the Contract to receive favorable income tax treatment as an annuity.

    *OWNER: The person, persons or entity entitled to the ownership rights stated in the Contract and in whose name or names the Contract is issued.

    PAYEE: The recipient of payments under the Contract. The term may include an Annuitant or a Beneficiary who becomes entitled to benefits upon the death of the Annuitant.

    PURCHASE PAYMENT (PAYMENT): The amount paid to the Company by the Owner or on behalf of the Owner as consideration for the benefits provided by the Contract.

    QUALIFIED CONTRACT: A Contract used in connection with a retirement plan which receives favorable federal income tax treatment under Sections 401, 403, or 408 of the Code.

    SERIES FUND:  MFS/Sun Life Series Trust.

    SEVEN YEAR ANNIVERSARY: The seventh Contract Anniversary and each succeeding Contract Anniversary occurring at any seven year interval thereafter, for example, the 14th, 21st and 28th Contract Anniversaries.

    SUB-ACCOUNT: That portion of the Variable Account which invests in shares of a specific series or sub-series of the Series Fund.

    VALUATION PERIOD: The period of time from one determination of Variable Accumulation Unit and Annuity Unit values to the next subsequent determination of these values. Such determination shall be made as of the close of the New York Stock Exchange on each day the Exchange is open for trading and on such other days on which there is a sufficient degree of trading in the portfolio securities of the Variable Account so that the values of the Variable Account's Accumulation Units and Annuity Units might be materially affected.

    VARIABLE ACCOUNT: A separate account of the Company consisting of assets set aside by the Company, the investment performance of which is kept separate from that of the general assets of the Company.

    VARIABLE ACCUMULATION UNIT: A unit of measure used in the calculation of the value of the variable portion of a Contract's Accumulation Account.

    VARIABLE ANNUITY: An annuity with payments which vary as to dollar amount in relation to the investment performance of specified Sub-Accounts of the Variable Account.

------------------------
*As specified in the Application, unless changed.

                                EXPENSE SUMMARY

    The purpose of the following table and Example is to help Owners and prospective purchasers to understand the costs and expenses that are borne, directly and indirectly, by Contract Owners WHEN PAYMENTS ARE ALLOCATED TO THE VARIABLE ACCOUNT. The table reflects expenses of the Variable Account as well as of the Series Fund. The information set forth should be considered together with the narrative provided under the heading "How the Contract Charges Are Assessed" in this Prospectus, and with the Series Fund's prospectus. In addition to the expenses listed below, premium taxes may be applicable if the Owner is other than a New York State resident.

                                                            CAPITAL
                                      MONEY       HIGH      APPRE-      GOVERNMENT        WORLD         TOTAL       MANAGED
CONTRACT OWNER                        MARKET     YIELD      CIATION     SECURITIES     GOVERNMENTS      RETURN      SECTORS
TRANSACTION EXPENSES                  SERIES     SERIES     SERIES        SERIES         SERIES         SERIES       SERIES
-----------------------------------  --------   --------   ---------   ------------   -------------   ----------   ----------
Sales Load Imposed on Purchases        0          0          0            0               0            0            0
Deferred Sales Load (as a
 percentage of Account Value
 withdrawn)(1).....................
  Contract Year
    1..............................    6    %     6    %     6    %       6    %          6    %       6    %       6    %
    2..............................    6    %     6    %     6    %       6    %          6    %       6    %       6    %
    3..............................    5    %     5    %     5    %       5    %          5    %       5    %       5    %
    4..............................    5    %     5    %     5    %       5    %          5    %       5    %       5    %
    5..............................    4    %     4    %     4    %       4    %          4    %       4    %       4    %
    6..............................    4    %     4    %     4    %       4    %          4    %       4    %       4    %
    7..............................    3    %     3    %     3    %       3    %          3    %       3    %       3    %
    thereafter.....................    0    %     0    %     0    %       0    %          0    %       0    %       0    %
Exchange fee(2)....................    0          0          0            0               0            0            0

ANNUAL ACCOUNT FEE                                                       $30 Per Contract
-----------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES
-----------------------------------
(as a percentage of average
separate account assets)
Mortality and Expense Risk Fees....    1.25 %     1.25 %     1.25 %       1.25 %          1.25 %       1.25 %       1.25 %
Administrative Expense Charge......    0.15 %     0.15 %     0.15 %       0.15 %          0.15 %       0.15 %       0.15 %
Other Fees and Expenses of the
 Separate Account..................    0.00 %     0.00 %     0.00 %       0.00 %          0.00 %       0.00 %       0.00 %
Total Separate Account Annual
 Expenses..........................    1.40 %     1.40 %     1.40 %       1.40 %          1.40 %       1.40 %       1.40 %
SERIES FUND ANNUAL EXPENSES
-----------------------------------
(as a percentage of Series Fund
average net assets)
Management Fees....................    0.50 %     0.75 %     0.75 %       0.55 %          0.75 %       0.68 %       0.75 %
Other Expenses.....................    0.06 %     0.09 %     0.05 %       0.08 %          0.15 %       0.04 %       0.07 %
Total Series Fund Annual
 Expenses..........................    0.56 %     0.84 %     0.80 %       0.63 %          0.90 %       0.72 %       0.82 %


                                                                      WORLD
CONTRACT OWNER                        CONSERVATIVE     UTILITIES      GROWTH
TRANSACTION EXPENSES                 GROWTH SERIES      SERIES        SERIES
-----------------------------------  --------------   -----------   ----------
Sales Load Imposed on Purchases         0              0             0
Deferred Sales Load (as a
 percentage of Account Value
 withdrawn)(1).....................
  Contract Year
    1..............................     6    %         6    %        6    %
    2..............................     6    %         6    %        6    %
    3..............................     5    %         5    %        5    %
    4..............................     5    %         5    %        5    %
    5..............................     4    %         4    %        4    %
    6..............................     4    %         4    %        4    %
    7..............................     3    %         3    %        3    %
    thereafter.....................     0    %         0    %        0    %
Exchange fee(2)....................     0              0             0
ANNUAL ACCOUNT FEE
-----------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES
-----------------------------------
(as a percentage of average
separate account assets)
Mortality and Expense Risk Fees....     1.25 %         1.25 %        1.25 %
Administrative Expense Charge......     0.15 %         0.15 %        0.15 %
Other Fees and Expenses of the
 Separate Account..................     0.00 %         0.00 %        0.00 %
Total Separate Account Annual
 Expenses..........................     1.40 %         1.40 %        1.40 %
SERIES FUND ANNUAL EXPENSES
-----------------------------------
(as a percentage of Series Fund
average net assets)
Management Fees....................     0.55 %         0.75 %        0.90 %
Other Expenses.....................     0.06 %         0.13 %        0.14 %
Total Series Fund Annual
 Expenses..........................     0.61 %         0.88 %        1.04 %


------------------------------
(1) A portion of the Account Value may be withdrawn each year without imposition of any withdrawal charge, and after a Purchase Payment has been held by the Company for seven years the entire Account Value may be withdrawn free of the withdrawal charge.

(2) A Market Value Adjustment may be imposed on amounts transferred from or within the Fixed Account.

                                    EXAMPLE

    If you surrender your Contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:


                                                                         1 YEAR       3 YEARS      5 YEARS     10 YEARS
                                                                       -----------  -----------  -----------  -----------
Capital Appreciation Series                                             $      76    $     114    $     154    $     253
Conservative Growth Series                                                     74          108          144          234
High Yield Series                                                              77          115          156          257
Government Securities Series                                                   75          109          145          236
Managed Sectors Series                                                         77          114          155          255
Money Market Series                                                            74          107          142          229
Total Return Series                                                            76          111          150          245
World Governments Series                                                       77          117          159          264
Utilities Series                                                               77          116          158          262
World Growth Series                                                            79          121          166          278


    If you do not surrender your Contract, or if you annuitize at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:


                                                                        1 YEAR       3 YEARS      5 YEARS     10 YEARS
                                                                      -----------  -----------  -----------  -----------
Capital Appreciation Series                                            $      22    $      69    $     118    $     253
Conservative Growth Series                                                    20           63          108          234
High Yield Series                                                             23           70          120          257
Government Securities Series                                                  21           64          109          236
Managed Sectors Series                                                        23           69          119          255
Money Market Series                                                           20           62          106          229
Total Return Series                                                           22           66          114          245
World Governments Series                                                      23           72          123          264
Utilities Series                                                              23           71          122          262
World Growth Series                                                           25           76          130          278


    THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE GREATER OR LOWER THAN THOSE SHOWN.

          CONDENSED FINANCIAL INFORMATION -- ACCUMULATION UNIT VALUES

    The following information should be read in conjunction with the Variable Account's financial statements appearing elsewhere in this Prospectus, all of which has been audited by Deloitte & Touche LLP, independent certified public accountants.


                                                                     PERIOD ENDED              YEAR ENDED DECEMBER 31,
                                                                     DECEMBER 31,    -------------------------------------------
                                                                         1993*           1994           1995           1996
                                                                    ---------------  -------------  -------------  -------------

CAPITAL APPRECIATION SERIES
 Unit Value
  Beginning of period.............................................    $  10.0000     $     11.1751  $     10.6243  $     14.0890
  End of period...................................................    $  11.1751     $     10.6243  $     14.0890  $     16.8791
 Units outstanding end of period..................................        421,509     606,673           1,106,267      1,160,312
CONSERVATIVE GROWTH SERIES
 Unit Value
  Beginning of period.............................................  $     10.0000    $      10.1522 $       9.9013 $      13.4205
  End of period...................................................  $     10.1522    $       9.9013 $      13.4205 $      16.5965
 Units outstanding end of period..................................        134,044          342,664        671,847        845,581
GOVERNMENT SECURITIES SERIES
 Unit Value
  Beginning of period.............................................  $     10.0000    $      10.3577 $       9.9943 $      11.5958
  End of period...................................................  $     10.3577    $       9.9943 $      11.5958 $      11.6198
 Units outstanding end of period..................................        359,235          612,070        554,873        654,198

                                                                     PERIOD ENDED              YEAR ENDED DECEMBER 31,
                                                                     DECEMBER 31,    -------------------------------------------
                                                                         1993*           1994           1995           1996
                                                                    ---------------  -------------  -------------  -------------
HIGH YIELD SERIES
 Unit Value
  Beginning of period.............................................    $  10.0000     $     10.8857  $     10.4960  $     12.1149
  End of period...................................................    $  10.8857     $     10.4960  $     12.1149  $     13.3941
 Units outstanding end of period..................................        181,341     331,677             334,034        355,247
MANAGED SECTORS SERIES
 Unit Value
  Beginning of period.............................................  $     10.0000    $      10.8495 $      10.4940 $      13.6882
  End of period...................................................  $     10.8495    $      10.4940 $      13.6882 $      15.8731
 Units outstanding end of period..................................         61,302          148,048        277,142        326,412
MONEY MARKET SERIES
 Unit Value
  Beginning of period.............................................  $     10.0000    $      10.0901 $      10.3193 $      10.7318
  End of period...................................................  $     10.0901    $      10.3193 $      10.7318 $      11.1042
 Units outstanding end of period..................................        179,323          408,469        623,252        611,608
TOTAL RETURN SERIES
 Unit Value
  Beginning of period.............................................  $     10.0000    $      10.5294 $      10.1491 $      12.6896
  End of period...................................................  $     10.5294    $      10.1491 $      12.6896 $      14.2737
 Units outstanding end of period..................................        592,068        1,063,839      1,365,757      1,567,221
UTILITIES SERIES
 Unit Value
  Beginning of period.............................................     --            $      10.0000** $       9.6830 $      12.6438
  End of period...................................................     --            $       9.6830 $      12.6438 $      15.0048
 Units outstanding end of period..................................     --                    6,103         97,337        112,112
WORLD GOVERNMENTS SERIES
 Unit Value
  Beginning of period.............................................  $     10.0000    $      11.2776 $      10.6229 $      12.1203
  End of period...................................................  $     11.2776    $      10.6229 $      12.1203 $      12.5096
 Units outstanding end of period..................................        137,181          238,927        268,890        321,322
WORLD GROWTH SERIES
 Unit Value
  Beginning of period.............................................     --            $      10.0000** $       9.5906 $      10.9711
  End of period...................................................     --            $       9.5906 $      10.9711 $      12.2345
 Units outstanding end of period..................................     --                   35,096        251,193        406,783


 *From April 1, 1993 (date of commencement of sales of the Contracts) to
  December 31, 1993.
**Unit value on the date of inception of the Sub-Account investing in the Series.

                                PERFORMANCE DATA

    From time to time the Variable Account may publish reports to shareholders, sales literature and advertisements containing performance data relating to the Sub-Accounts. Performance data will consist of total return quotations which will always include quotations for the period subsequent to the date each Sub-Account became available for investment under the Contracts, and for recent one year and, when applicable, five and ten year periods. Such quotations for such periods will be the average annual rates of return required for a Purchase Payment of $1,000 to equal the actual variable accumulation value attributable to such Purchase Payment on the last day of the period, after reflection of all applicable withdrawal and contract charges. In addition, the Variable Account may calculate non-standardized rates of return that do not reflect withdrawal and contract charges. Results calculated without withdrawal and/or contract charges will be higher. Performance figures used by the Variable Account are based on the actual historical performance of the Series Fund for specified periods, and the figures are not intended to indicate future performance. The Variable Account may also from time to time compare its investment performance to various unmanaged indices or other variable annuities and may refer to certain rating and other organizations in its marketing materials. More detailed information on the computations is set forth in Appendix C.

                     THIS PROSPECTUS IS A CATALOG OF FACTS

    This Prospectus contains information about the Contract which provides fixed benefits, variable benefits or a combination of both. It describes its uses and objectives, its benefits and costs, and the rights and privileges of the Owner. It also contains information about the Company, the Variable Account, the Fixed Account and the Series Fund. It has been carefully prepared in non-technical language to help you decide whether the purchase of a Contract will fit the needs of your retirement plan. We urge you to read it carefully and retain it for future reference. The Contract has appropriate provisions relating to variable and fixed accumulation values and variable and fixed annuity payments. A Variable Annuity and a Fixed Annuity have certain similarities. Both provide that the Purchase Payment, less certain deductions, will be accumulated prior to the Annuity Commencement Date. After the Annuity Commencement Date, annuity payments will be made to the Annuitant. The Company assumes the mortality and expense risks under the Contract, for which it receives certain amounts. The significant difference between a Variable Annuity and a Fixed Annuity is that under a Variable Annuity, all investment risk is assumed by the Owner or Payee and the amounts of the annuity payments vary with the investment performance of the Variable Account; under a Fixed Annuity, the investment risk is assumed by the Company (except in the case of early withdrawals (See "Cash Withdrawals" and "Market Value Adjustment")) and the amounts of the annuity payments do not vary. However, the Owner bears the risk that the Guaranteed Interest Rate to be credited on amounts allocated to the Fixed Account may not exceed the minimum guaranteed rate of 3% for any Guarantee Period.

                              USES OF THE CONTRACT

    The Contract is designed for use in connection with retirement plans which meet the requirements of Section 401 (including Section 401(k)), Section 403,
Section 408(b), Section 408(c) or Section 408(k) of the Internal Revenue Code, however the Company may discontinue offering new Contracts in connection with certain types of qualified plans. Certain federal tax advantages are currently available to retirement plans which qualify as (1) self-employed individuals' retirement plans under Section 401; (2) corporate or association retirement plans under Section 401; (3) annuity purchase plans sponsored by certain tax exempt organizations or public school systems under Section 403(b); or (4) individual retirement accounts, including employer or association of employees individual retirement accounts under Section 408(c) and SEP-IRAs under Section 408(k) (See "Federal Tax Status").

    The Contract is also designed so that it may be used in connection with certain non-tax-qualified retirement plans, such as payroll savings plans and such other groups (trusteed or nontrusteed) as may be eligible under applicable law.

                           A WORD ABOUT THE COMPANY,
          THE FIXED ACCOUNT, THE VARIABLE ACCOUNT AND THE SERIES FUND

THE COMPANY

    The Company is a stock life insurance company incorporated under the laws of New York on May 25, 1983. Its Home Office is located at 80 Broad Street, New York, New York, 10004, telephone (212) 943-3855. The Company currently issues individual fixed and combination fixed/variable annuity contracts and group life and long-term disability insurance only in the State of New York.

    The Company is a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.) ("Sun Life of Canada (U.S.)"), a stock life insurance company incorporated in Delaware and having its Executive Office at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02181. Sun Life of Canada (U.S.) has obtained authorization to do business in forty-eight states, the District of Columbia and Puerto Rico, and it is anticipated that it will be authorized to do business in all states except New York. Sun Life of Canada (U.S.) issues life insurance policies and individual and group annuities. Sun Life of Canada (U.S.)'s other subsidiaries are Massachusetts Financial Services Company and Sun Capital Advisers, Inc., registered investment advisers, Sun Investment Services Company, a registered broker-dealer and investment adviser, Sun Benefit Services Company, Inc. which offers claims, administrative and actuarial services, New London Trust, F.S.B., a federally chartered savings bank, Sun Life Financial Services Limited, which provides off-shore administrative services and Massachusetts Casualty Insurance Company, which issues individual disability income policies.


    Sun Life of Canada (U.S.), in turn, is a wholly-owned subsidiary of Sun Life Assurance Company of Canada, 150 King Street West, Toronto, Ontario, Canada ("Sun Life (Canada)"). Sun Life (Canada) is a mutual life insurance company incorporated pursuant to Act of Parliament of Canada in 1865 and currently transacts business in all of the Canadian provinces and territories, all states except New York, the District of Columbia, Puerto Rico, the Virgin Islands, Great Britain, Ireland, Hong Kong, Bermuda and the Philippines. It is expected that as of May 1, 1997, all of the outstanding common stock of Sun Life of Canada (U.S.), will be held by a wholly-owned subsidiary of Sun Life (Canada). Sun Life of Canada (U.S.) Holdings, Inc., which has been formed to serve as the holding company for the U.S. subsidiaries of Sun Life (Canada) and for general corporate financing purposes.


THE FIXED ACCOUNT
    The Fixed Account is made up of all of the general assets of the Company other than those allocated to any separate account. A Purchase Payment will be allocated to Guarantee Periods available in connection with the Fixed Account to the extent elected by the Owner. In addition, all or part of the Contract's Account Value may be transferred to Guarantee Periods available under the Contract as described under "Transfer Privilege". Assets supporting amounts allocated to Guarantee Periods become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, including claims for benefits under the Contracts.

    The Company will invest the assets of the Fixed Account in those assets chosen by the Company and allowed by the laws of the State of New York regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.

    The Company intends to invest the assets of the Fixed Account primarily in debt instruments as follows: (1) Securities issued by the United States Government or its agencies or instrumentalities, which issues may or may not be guaranteed by the United States Government; (2) Debt securities which have an investment grade, at the time of purchase, within the four highest grades assigned by Moody's Investors Services, Inc. (Aaa, Aa, A or Baa), Standard & Poor's Corporation (AAA, AA, A or BBB) or any other nationally recognized rating service; (3) Other debt instruments, including, but not limited to, issues of or guaranteed by banks or bank holding companies and other corporations, which obligations, although not rated by Moody's or Standard & Poor's, are deemed by the Company's management to have an investment quality comparable to securities which may be purchased as stated above; and (4) Other evidences of indebtedness secured by mortgages or deeds of trust representing liens upon real estate. Notwithstanding the foregoing, the Company may also invest a portion of the Fixed Account in below investment grade debt instruments. Instruments rated Baa and/or BBB or lower normally involve a higher risk of default and are less liquid than higher rated instruments. If the rating of an investment grade debt security held by the Company is subsequently downgraded to below investment grade, the decision to retain or dispose of the security will be made based upon an individual evaluation of the circumstances surrounding the downgrading and the prospects for continued deterioration, stabilization and/or improvement.

    The Company is not obligated to invest amounts allocated to the Fixed Account according to any particular strategy, except as may be required by applicable state insurance laws. Investment income from such Fixed Account assets will be allocated between the Company and all contracts participating in the Fixed Account, including the Contracts offered by this Prospectus, in accordance with the terms of such contracts.

    Fixed annuity payments made to Annuitants under the Contracts will not be affected by the mortality experience (death rate) of persons receiving such payments or of the general population. The Company assumes this "mortality risk" by virtue of annuity rates incorporated in the Contract which cannot be changed. In addition, the Company guarantees that it will not increase charges for maintenance of the Contracts, regardless of its actual expenses.

    Investment income from the Fixed Account allocated to the Company includes compensation for mortality and expense risks and distribution expense risks borne by the Company in connection with contracts participating in the Fixed Account. The Company expects to derive a profit from this compensation. The amount of investment income allocated to the Contracts will vary from Guarantee Period to Guarantee Period in the sole discretion of the Company. However, the Company guarantees that it will credit interest at a rate of not less than three percent (3%) per year, compounded annually, to amounts allocated to the Fixed Account under the Contract. The Company may credit interest at a rate in excess of three percent (3%) per year; however, the Company is not obligated to credit any interest in excess of three percent (3%) per year. There is no specific formula for the determination of excess interest credits. Such credits, if any, will be determined by the company based on information as to expected investment yields. Some of the factors that the Company may consider in determining whether to credit interest to amounts allocated to the Fixed Account and the amount thereof, are: general economic trends; rates of return currently available and anticipated on the Company's investments; regulatory and tax requirements; and competitive factors. The Company's general investment strategy will be to invest amounts allocated to the Fixed Account in investment-grade debt securities and mortgages using immunization strategies with respect to the applicable Guarantee Periods. This includes, with respect to investments and average terms of investments, using dedication (cash flow matching) and/or duration matching to minimize the Company's risk of not achieving the rates it is crediting under Guarantee Periods in volatile interest rate environments. ANY INTEREST CREDITED TO AMOUNTS ALLOCATED TO THE FIXED ACCOUNT IN EXCESS OF 3% PER YEAR WILL BE DETERMINED IN THE SOLE DISCRETION OF THE COMPANY. THE OWNER ASSUMES THE RISK THAT INTEREST CREDITED ON AMOUNTS ALLOCATED TO THE FIXED ACCOUNT MAY NOT EXCEED THE MINIMUM GUARANTEE OF 3% FOR ANY GIVEN YEAR.

    The Company is aware of no statutory limitations on the maximum amount of interest it may credit, and the Board of Directors has set no limitations. However, inherent in the Company's exercise of discretion in this regard is the equitable allocation of distributable earnings and surplus among its various policyholders and contract owners and to its sole stockholder.

THE VARIABLE ACCOUNT

    The basic objective of a variable annuity contract is to provide variable annuity payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The Contract is designed to seek to accomplish this objective by providing that variable annuity payments
(1) will reflect the investment performance of the Variable Account with respect to amounts allocated to the Variable Account before the Annuity Commencement Date and (2) will reflect the investment performance of the Variable Account after that date. Since the Variable Account is always fully invested in Series Fund shares, its investment performance reflects the investment performance of the Series Fund. Values of Series Fund shares held by the Variable Account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the Series Fund's management to make necessary changes in its portfolios to anticipate changes in economic conditions. Therefore, the Owner bears the entire investment risk that the basic objectives of the Contract may not be realized, and that the adverse effects of inflation may not be lessened and there can be no assurance that the aggregate amount of variable annuity payments will equal or exceed the Purchase Payment for the reasons described above or because of the premature death of a Payee.

    Another important feature of the Contract related to its basic objective is the Company's promise that the dollar amount of variable annuity payments made during the lifetime of the Payee will not be adversely affected by the actual mortality experience of the Company or by the actual expenses incurred by the Company in excess of expense deductions provided for in the Contract.

    Sun Life (N.Y.) Variable Account C (the "Variable Account") was established by the Company as a separate account on October 18, 1985 pursuant to a resolution of its Board of Directors. Under New York insurance law and under the Contract, the income, gains or losses of the Variable Account are credited to or charged against the assets of the Variable Account without regard to the other income, gains, or losses of the Company. These assets are held in relation to the Contracts described in this Prospectus and such other variable annuity contracts as may be issued by the Company and designated by it as providing benefits which vary in accordance with the investment performance of the Variable Account. Although the assets maintained in the Variable Account will not be charged with any liabilities arising out of any other business conducted by the Company, all obligations arising under the Contracts, including the promise to make annuity payments, are general corporate obligations of the Company.

    The Variable Account meets the definition of a separate account under the federal securities laws and is registered as a unit investment trust under the Investment Company Act of 1940. Registration with the Securities and Exchange Commission does not involve supervision of the management or investment practices or policies of the Variable Account or of the Company by the Commission.

    The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account invests exclusively in shares of a specific series of the Series Fund. All amounts allocated to the Variable Account will be used to purchase Series Fund shares as designated by the Owner at their net asset value. Any and all distributions made by the Series Fund with respect to the shares held by the Variable Account will be reinvested to purchase additional shares at their net asset value. Deductions from the Variable Account for cash withdrawals, annuity payments, death benefits, Account Fees, contract charges against the assets of the Variable Account for the assumption of mortality and expense risks and distribution expenses, and any applicable taxes will, in effect, be made by redeeming the number of Series Fund shares at their net asset value equal in total value to the amount to be deducted. The Variable Account will be fully invested in Series Fund shares at all times.

THE SERIES FUND

    MFS/Sun Life Series Trust (the "Series Fund") is an open-end investment management company registered under the Investment Company Act of 1940. Currently shares of the Series Fund are also sold to other separate accounts established by the Company and Sun Life (U.S.) in connection with individual and group variable annuity contracts and single premium variable life insurance contracts. In the future, shares of the Series Fund may be sold to other separate accounts established by the Company or its affiliates to fund other variable annuity or variable life insurance contracts. The Company and its affiliates will be responsible for reporting to the Series Fund's Board of Trustees any potential or existing conflicts between the interests of variable annuity contract owners/participants and the interests of owners of variable life insurance contracts that provide for investment in shares of the Series Fund. The Board of Trustees, a majority of whom are not "interested persons" of the Series Fund, as that term is defined in the Investment Company Act of 1940, also intends to monitor the Series Fund to identify the existence of any such irreconcilable material conflicts and to determine what action, if any, should be taken by the Series Fund and/or the Company and its affiliates (see "Management of the Series Fund" in the Series Fund prospectus).


    The Series Fund is composed of twenty independent portfolios of securities, each of which has separate investment objectives and policies. Shares of the Series Fund are issued in twenty series, each corresponding to one of the portfolios; however, the Contracts provide for investment only in shares of the ten series of the Series Fund described below. Additional portfolios may be added to the Series Fund which may or may not be available for investment by the Variable Account.


    (1) MONEY MARKET SERIES ("MMS") will seek maximum current income to the extent consistent with stability of principal by investing exclusively in money market instruments maturing in less than 13 months, including U.S. government securities and repurchase agreements collateralized by such securities, obligations of the larger banks and prime commercial paper.

    (2) HIGH YIELD SERIES ("HYS") will seek high current income and capital appreciation by investing primarily in fixed income securities of U.S. and foreign issuers which may be in the lower rated categories or unrated (commonly known as "junk bonds") and which may include equity features. These securities generally involve greater volatility of price and risk to principal and income and less liquidity than securities in the higher rated categories. Any person contemplating allocating a Purchase Payment to the Sub-Account investing in shares of the High Yield Series should review the risk disclosure in the Series Fund prospectus carefully and consider the investment risks involved.

    (3) CAPITAL APPRECIATION SERIES ("CAS") will seek capital appreciation by investing in securities of all types, with a major emphasis on common stocks.

    (4) GOVERNMENT SECURITIES SERIES ("GSS") will seek current income and preservation of capital by investing in U.S. Government and Government-related Securities.

    (5) WORLD GOVERNMENTS SERIES ("WGS") will seek moderate current income and preservation and growth of capital by investing in a portfolio of U.S. and Foreign Government Securities.

    (6) TOTAL RETURN SERIES ("TRS") will seek primarily to obtain above-average income (compared to a portfolio entirely invested in equity securities) consistent with prudent employment of capital; its secondary objective is to take advantage of opportunities for growth of capital and income. Assets will be allocated and reallocated from time to time between money market, fixed income and equity securities. Under normal market conditions, at least 25% of the Total Return Series' assets will be invested in fixed income securities and at least 40% and no more than 75% of its assets will be invested in equity securities.

    (7) MANAGED SECTORS SERIES ("MSS") will seek capital appreciation by varying the weighting of its portfolio of common stocks among certain industry sectors. Dividend income, if any, is incidental to its objective of capital appreciation.

    (8) CONSERVATIVE GROWTH SERIES ("CGS") will seek long-term growth of capital and future income while providing more current income than is normally obtainable from a portfolio of only growth stocks by investing a substantial proportion of its assets in the common stocks or securities convertible into common stocks of companies believed to possess better than average prospects for long-term growth and a smaller proportion of its assets in securities whose principal characteristic is income production.

    (9) UTILITIES SERIES ("UTS") will seek capital growth and current income (income above that available from a portfolio invested entirely in equity securities) by investing, under normal market conditions, at least 65% of its assets in equity and debt securities issued by both domestic and foreign utility companies.

    (10) WORLD GROWTH SERIES ("WGO") will seek capital appreciation by investing in securities of companies worldwide growing at rates expected to be well above the growth rate of the overall U.S. economy.

    The investment adviser of the Series Fund, Massachusetts Financial Services Company ("MFS"), is paid fees by the Series Fund for its services pursuant to investment advisory agreements. MFS, a Delaware corporation, is a subsidiary of Sun Life (U.S.). MFS also serves as investment adviser to each of the funds in the MFS Family of Funds, and to certain other investment companies established or distributed by MFS and/ or Sun Life (U.S.). MFS Institutional Advisors, Inc., a wholly-owned subsidiary of MFS, provides investment advice to substantial private clients. MFS and its predecessor organizations have a history of money management dating from 1924. MFS operates as an autonomous organization and the obligation of performance with respect to the investment advisory and underwriting agreements (including supervision of the sub-advisers noted below) is solely that of MFS. Neither the Company nor Sun Life (U.S.) undertakes any obligation in this respect.

    The investment advisory agreement for the World Growth Series permits MFS from time to time to engage one or more sub-advisers to assist in the performance of its services. MFS has engaged Foreign & Colonial Management Limited ("FCM") and its subsidiary, Foreign & Colonial Emerging Markets Limited ("FCEM"), as sub-advisers to the World Growth Series.

    A more detailed description of the Series Fund, its management, its investment objectives, policies and restrictions and its expenses may be found in the accompanying current prospectus of the Series Fund and in the Series Fund's Statement of Additional Information.

        PURCHASE PAYMENTS AND CONTRACT VALUES DURING ACCUMULATION PERIOD

PURCHASE PAYMENTS

(1) PLACE, AMOUNT AND FREQUENCY
    The Purchase Payment is to be paid to the Company at its Annuity Service Mailing Address. The Company will not accept a Purchase Payment which is less than $5,000. In addition, the prior approval of the Company is required before it will accept a Purchase Payment in excess of $1,000,000. Only one Purchase Payment may be made per Contract. The Contract shall be continued automatically in full force during the lifetime of the Annuitant until the Annuity Commencement Date or until the Contract is surrendered.

    The completed application and the Purchase Payment are forwarded to the Company for acceptance. Upon acceptance, the Contract is issued to the Owner and the Purchase Payment is then credited to the Contract's Accumulation Account. The Purchase Payment must be applied within two business days of receipt by the Company of a completed application. The Company may retain the Purchase Payment for up to five business days while attempting to complete an incomplete application. If the application cannot be made complete within five business days, the applicant will be informed of the reasons for the delay and the Purchase Payment will be returned immediately unless the applicant specifically consents to the Company's retaining the Purchase Payment until the application is made complete. Thereafter, the Purchase Payment must be applied within two business days.

(2) ACCUMULATION ACCOUNT

    The Company will establish an Accumulation Account for each Contract and will maintain the Accumulation Account during the Accumulation Period. The Contract's Account Value for any Valuation Period is equal to the sum of the variable accumulation value, if any, plus the fixed accumulation value, if any, of the Contract's Accumulation Account for that Valuation Period.

(3) ALLOCATION OF NET PURCHASE PAYMENT

    The Net Purchase Payment is that portion of the Purchase Payment which remains after deduction of any applicable premium or similar tax. The Net Purchase Payment will be allocated either to Guarantee Periods available in connection with the Fixed Account or to Sub-Accounts of the Variable Account or to both Sub-Accounts and the Fixed Account in accordance with the allocation factors specified by the Owner in the application.

VARIABLE ACCUMULATION VALUE

    The variable accumulation value, if any, for any Valuation Period is equal to the sum of the value of all Variable Accumulation Units credited to the Contract's Accumulation Account for such Valuation Period.

(1) CREDITING VARIABLE ACCUMULATION UNITS

    Upon receipt of the Purchase Payment by the Company, all or that portion, if any, of the Net Purchase Payment to be allocated to the Sub-Accounts will be credited to the Accumulation Account in the form of Variable Accumulation Units. The number of particular Variable Accumulation Units to be credited is determined by dividing the dollar amount allocated to the particular Sub-Account by the Variable Accumulation Unit value for the particular Sub-Account for the Valuation Period during which the Purchase Payment is received by the Company.

(2) VARIABLE ACCUMULATION UNIT VALUE

    The Variable Accumulation Unit value for each Sub-Account was established at $10.00 for the first Valuation Period of the particular Sub-Account. The Variable Accumulation Unit value for the particular Sub-Account for any subsequent Valuation Period is determined by methodology which is the mathematical equivalent of multiplying the Variable Accumulation Unit value for the particular Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the particular Sub-Account for such subsequent Valuation Period. The Variable Accumulation Unit value for each Sub-Account for any Valuation Period is the value determined as of the end of the particular Valuation Period and may increase, decrease or remain the same from Valuation Period to Valuation Period in accordance with the Net Investment Factor described below. For a hypothetical example of the calculation of the value of a Variable Accumulation Unit, see Appendix A.

NET INVESTMENT FACTOR

    The Net Investment Factor is an index applied to measure the investment performance of a Sub-Account from one Valuation Period to the next. The Net Investment Factor may be greater or less than or equal to one; therefore the value of a Variable Accumulation Unit may increase, decrease or remain the same.

    The Net Investment Factor for any Sub-Account for any Valuation Period is determined by dividing (a) by (b) and then subtracting (c) from the result where:

        (a) is the net result of:

           (1) the net asset value of a Series Fund share held in the Sub-Account determined as of the end of the Valuation Period, plus

           (2) the per share amount of any dividend or other distribution declared by the Series Fund on the shares held in the Sub-Account if the "ex-dividend" date occurs during the Valuation Period, plus or minus

           (3) a per share credit or charge with respect to any taxes paid or reserved for by the Company during the Valuation Period which are determined by the Company to be attributable to the operation of the Sub-Account (no federal income taxes are applicable under present law);

        (b) is the net asset value of a Series Fund share held in the Sub-Account determined as of the end of the preceding Valuation Period; and

        (c) is the asset charge factor determined by the Company for the Valuation Period to reflect the charges for assuming the mortality and expense risks and administrative expense risk.

FIXED ACCUMULATION VALUE

    The fixed accumulation value, if any, for any Valuation Period is equal to the sum of the values of all Guarantee Amounts credited to the Contract's Accumulation Account for such Valuation Period.

GUARANTEE PERIODS

    The Owner may elect one or more Guarantee Period(s) with durations of from one to ten years from among those made available by the Company. The period(s) elected will determine the Guaranteed Interest Rate(s). The Purchase Payment, or the portion thereof (or the amount transferred in accordance with the Transfer Privilege) allocated to a particular Guarantee Period, less any applicable premium or similar taxes and any amounts subsequently withdrawn, will earn interest at the Guaranteed Interest Rate during the Guarantee Period. Initial Guarantee Periods begin on the Issue Date or, in the case of a transfer, on the effective date of the transfer, and end the number of calendar years in the Guarantee Period elected from the end of the calendar month in which the amount was allocated to the Guarantee Period (the "Expiration Date"). Subsequent Guarantee Periods begin on the first day following the Expiration Date.

    Any portion of a Contract's Account Value allocated to a particular Guarantee Period with a particular Expiration Date (including interest earned thereon) will be referred to herein as a "Guarantee Amount". Interest will be credited daily at a rate equivalent to the compound annual rate. As a result of renewals and transfers of portions of the Account Value described under "Transfer Privilege" below, which will begin new Guarantee Periods, Guarantee Amounts allocated to Guarantee Periods of the same duration may have different Expiration Dates. Thus each Guarantee Amount will be treated separately for purposes of determining any Market Value Adjustment (see "Market Value Adjustment").

    The Company will notify the Owner in writing at least 45 and no more than 75 days prior to the Expiration Date for any Guarantee Amount. A new Guarantee Period of the same duration as the previous Guarantee Period will commence automatically at the end of the previous Guarantee Period unless the Company receives, prior to the end of such Guarantee Period, a written election by the Owner of a different Guarantee Period from among those being offered by the Company at such time, or instructions to transfer all or a portion of the Guarantee Amount to one or more Sub-Accounts in accordance with the Transfer Privilege Provision.

GUARANTEED INTEREST RATES

    The Company periodically will establish an applicable Guaranteed Interest Rate for each Guarantee Period offered by the Company. Current Guaranteed Interest Rates may be changed by the Company frequently or infrequently depending on interest rates available to the Company and other factors as described below, but once established rates will be guaranteed for the duration of the respective Guarantee Periods. However, Account Value withdrawn from the Fixed Account will be subject to any applicable withdrawal charge and Account Fee and may be subject to a Market Value Adjustment on withdrawal or surrender (See "Market Value Adjustment").

    The Guaranteed Interest Rate will not be less than three percent (3%) per year compounded annually. The Company has no specific formula for determining the rate of interest that it will declare as a Guaranteed Interest Rate, as these rates will be reflective of interest rates available on the types of debt instruments in which the Company intends to invest amounts allocated to the Fixed Account (See "The Fixed Account"). In addition, the Company's management may consider other factors in determining Guaranteed Interest Rates for a particular duration including: regulatory and tax requirements; sales commissions and administrative and distribution expenses borne by the Company; general economic trends; and competitive factors. The Owner bears the risk that the Guaranteed Interest Rate to be credited on amounts allocated to the Fixed Account may not exceed the minimum guaranteed rate of three percent (3%) for any Guarantee Period.

TRANSFER PRIVILEGE

    During the Accumulation Period the Owner may, upon written request received by the Company, transfer all or part of the Account Value to one or more Sub-Accounts or Guarantee Periods available under the Contract, subject to the following conditions: (1) not more than 12 transfers may be made in any Contract Year; (2) the amount being transferred from a Sub-Account may not be less than $1,000, unless the total Account Value attributable to the Sub-Account is being transferred; (3) any Account Value remaining in a Sub-Account may not be less than $1,000; and (4) the total Account Value attributable to a Guarantee Amount must be transferred; however, the transfer of interest credited to such Guarantee Amount during the current Contract Year will not be subject to this restriction. In addition, transfers of a Guarantee Amount (except interest credited to such Guarantee Amount during the current Contract Year) will be subject to the Market Value Adjustment described below unless the transfer is effective within 30 days prior to the Expiration Date applicable to the Guarantee Amount; and transfers involving Variable Accumulation Units shall be subject to such terms and conditions as may be imposed by the Series Fund. A transfer generally will be effective on the date the request for transfer is received by the Company. Under current tax law, a transfer will not result in any tax liability to the Owner.

        CASH WITHDRAWALS, WITHDRAWAL CHARGES AND MARKET VALUE ADJUSTMENT

CASH WITHDRAWALS

    At any time before the Annuity Commencement Date and during the lifetime of the Annuitant, the Owner may elect to receive a cash withdrawal payment from the Company. Any such election shall specify the amount of the withdrawal and will be effective on the date that it is received by the Company. Amounts withdrawn may not be redeposited.

    The Owner may request a full surrender or partial withdrawal. A full surrender will result in a cash withdrawal payment equal to the Contract's Account Value at the end of the Valuation Period during which the election becomes effective less the Account Fee, plus or minus any applicable Market Value Adjustment, and less any applicable withdrawal charge. A request for a partial withdrawal will result in the cancellation of a portion of the Contract's Account Value equal to the dollar amount of the cash withdrawal payment, plus or minus any applicable Market Value Adjustment and plus any applicable withdrawal charge. If a partial withdrawal is requested which would leave an Account Value of less than the Account Fee, then such partial withdrawal will be treated as a full surrender. The Account Fee and any applicable Market Value Adjustment will be deducted from the Accumulation Account before the application of any withdrawal charge.

    In the case of a partial withdrawal, the Owner may instruct the Company as to the amounts to be withdrawn from each Sub-Account and/or Guarantee Amount. If not so instructed, the Company will effect such withdrawal pro-rata from each Sub-Account and Guarantee Amount in which the Contract's Accumulation Account is invested at the end of the Valuation Period during which the withdrawal becomes effective. ALL CASH WITHDRAWALS OF ANY GUARANTEE AMOUNT, EXCEPT THOSE EFFECTIVE WITHIN 30 DAYS PRIOR TO THE EXPIRATION DATE OF SUCH GUARANTEE AMOUNT OR THE WITHDRAWAL OF INTEREST CREDITED DURING THE CURRENT CONTRACT YEAR, WILL BE SUBJECT TO THE MARKET VALUE ADJUSTMENT.

    Cash withdrawals from a Sub-Account will result in the cancellation of Variable Accumulation Units with an aggregate value on the effective date of the withdrawal equal to the total amount by which the Sub-Account is reduced. The cancellation of such units will be based on the Variable Accumulation Unit values of the Sub-Account for the Valuation Period during which the cash withdrawal is effective.

    The Company, upon request, will advise the Owner of the amounts that would be payable in the event of a full surrender or partial withdrawal.

    Any cash withdrawal payment will be paid within seven days from the date the election becomes effective, except as the Company may be permitted to defer such payment in accordance with the Investment Company Act of 1940 and New York insurance law. Deferral of amounts withdrawn from the Variable Account is currently permissible only (1) for any period (a) during which the New York Stock Exchange is closed other than customary week-end and holiday closings or
(b) during which trading on the

New York Stock Exchange is restricted as determined by the Securities and Exchange Commission, (2) for any period during which an emergency exists as a result of which (a) disposal of securities held by the Series Fund is not reasonably practicable or (b) it is not reasonably practicable to determine the value of the net assets of the Series Fund or (3) for such other periods as the Securities and Exchange Commission may by order permit for the protection of security holders. The Company reserves the right to defer the payment of amounts withdrawn from the Fixed Account for a period not to exceed six months from the date written request for such withdrawal is received by the Company.

    Since the Qualified Contracts offered by this Prospectus will be issued in connection with retirement plans which meet the requirements of Sections 401, 403, and 408 of the Internal Revenue Code, reference should be made to the terms of the particular retirement plan for any limitations or restrictions on cash withdrawals. For special restrictions applicable to withdrawals from Contracts used with Tax-Sheltered Annuities established pursuant to Section 403(b) of the Internal Revenue Code, see "Section 403(b) Annuities" below.

    A cash withdrawal under either a Qualified or Non-Qualified Contract offered by this Prospectus also may result in a tax penalty. The tax consequences of a cash withdrawal payment under both Qualified and Non-Qualified Contracts should be carefully considered (See "Federal Tax Status").

WITHDRAWAL CHARGES

    If a cash withdrawal is made, a withdrawal charge (contingent deferred sales charge) may be assessed by the Company. During the first seven Contract Years, up to 10% of the Net Purchase Payment may be withdrawn in each Contract Year on a non-cumulative basis without the imposition of the withdrawal charge. Amounts withdrawn in excess of such amount (adjusted by any applicable Market Value Adjustment) will be subject to a withdrawal charge assessed against such excess amount as follows:

CONTRACT YEAR      WITHDRAWAL CHARGE
-------------  -------------------------
      1                       6%
      2                       6%
      3                       5%
      4                       5%
      5                       4%
      6                       4%
      7                       3%
 thereafter                   0%

    The withdrawal charge is not imposed after the end of the seventh Contract Year, nor is the withdrawal charge imposed upon payment of the death benefit or upon amounts applied to purchase an annuity.

    The withdrawal charge is not assessed with respect to a Contract established for the personal account of an employee of the Company or of any of its affiliates, or of a licensed insurance agent engaged in distributing the Contracts.

    In no event shall the aggregate withdrawal charges assessed against a Contract exceed 9% of the Purchase Payment.

    For illustrative examples of withdrawals, surrenders, withdrawal charges and the Market Value Adjustment, see Appendix B.

SECTION 403(B) ANNUITIES

    The Internal Revenue Code imposes restrictions on cash withdrawals from Contracts used with Section 403(b) Annuities. In order for these Contracts to receive tax deferred treatment, the Contract must provide that cash withdrawals of amounts attributable to salary reduction contributions (other than withdrawals of accumulation account value as of December 31, 1988 ("Pre-1989 Account Value")) may be made only when the Contract Owner attains age 59 1/2, separates from service with the employer, dies or becomes disabled (within the meaning of Section 72(m)(7) of the Code). These restrictions apply to any growth or interest on or after January 1, 1989 on Pre-1989 Account Value, salary reduction contributions made on or after January 1, 1989, and any growth or interest on such contributions ("Restricted Account Value").

    Withdrawals of Restricted Account Value are also permitted in cases of financial hardship, but only to the extent of contributions; earnings on contributions cannot be withdrawn for hardship reasons. While specific rules defining hardship have not been issued by the Internal Revenue Service, it is expected that to qualify for a hardship distribution, the Owner must have an immediate and heavy bona fide financial need and lack other resources reasonably available to satisfy the need. Hardship withdrawals (as well as certain other premature withdrawals) will be subject to a 10% tax penalty, in addition to any withdrawal charge applicable under the Contract (See "Federal Tax Status").

    Under the terms of a particular Section 403(b) plan, the Owner may be entitled to transfer all or a portion of the Contract's Account Value to one or more alternative funding options. Contract Owners should consult the documents governing their plan and the person who administers the plan for information as to such investment alternatives.

    With respect to these restrictions on withdrawals from the Variable Account, the Company is relying upon a no-action letter dated November 28, 1988 from the staff of the Securities and Exchange Commission to the American Council of Life Insurance, the requirements for which have been complied with by the Company.

    For information on the federal income tax withholding rules that apply to distributions from Qualified Contracts (including Section 403(b) Annuities) see "Federal Tax Status".

MARKET VALUE ADJUSTMENT

    Any cash withdrawal of a Guarantee Amount, other than a withdrawal effective within 30 days prior to the Expiration Date of the Guarantee Amount or the withdrawal of interest credited on such Guarantee Amount during the current Contract Year, will be subject to a Market Value Adjustment ("MVA") (for this purpose, transfers, distributions on the death of the Owner and amounts applied to purchase an annuity are treated as cash withdrawals). The MVA will be applied to the amount being withdrawn after deduction of any applicable Account Fee and before deduction of any applicable withdrawal charge.

    The MVA will reflect the relationship between the Current Rate (as defined below) for the Guarantee Amount being withdrawn and the Guaranteed Interest Rate applicable to the amount being withdrawn. It also reflects the time remaining in the applicable Guarantee Period. Generally, if the Guaranteed Interest Rate is lower than the applicable Current Rate, then the application of the MVA will result in a lower payment upon withdrawal. Similarly, if the Guaranteed Interest Rate is higher than the applicable Current Rate, the application of the MVA will result in a higher payment upon withdrawal.

    The Market Value Adjustment is determined by the application of the following formula:

                                 N/12
           1 + I
        (  1 + J      )                     -1

where,

    I is the Guaranteed Interest Rate being credited to the Guarantee Amount subject to the Market Value Adjustment,

    J is the Guaranteed Interest Rate declared by the Company, as of the effective date of the application of the Market Value Adjustment, for current allocations to Guarantee Periods equal to the balance of the Guarantee Period of the Guarantee Amount subject to the Market Value Adjustment, rounded to the next higher number of complete years (the "Current Rate"), and

    N is the number of complete months remaining in the Guarantee Period of the Guarantee Amount subject to the Market Value Adjustment.

    In the determination of J, if the Company currently does not offer the applicable Guarantee Period, then the rate will be determined by linear interpolation of the current rates for Guarantee Periods that are available.

    See Appendix B for examples of the application of the Market Value
Adjustment.

                                 DEATH BENEFIT

DEATH BENEFIT PROVIDED BY THE CONTRACT

    In the event of the death of the Annuitant prior to the Annuity Commencement Date, the Company will pay a death benefit to the Beneficiary. If there is no designated Beneficiary living on the date of death of the Annuitant, the Company will, upon receipt of Due Proof of Death of both the Annuitant and the designated Beneficiary, pay the death benefit in one sum to the Owner or, if the Annuitant was the Owner, to the estate of the deceased Owner/Annuitant. If the death of the Annuitant occurs on or after the Annuity Commencement Date, no death benefit will be payable under the Contract except as may be provided under the Annuity Option elected.

ELECTION AND EFFECTIVE DATE OF ELECTION
    During the lifetime of the Annuitant and prior to the Annuity Commencement Date, the Owner may elect to have the death benefit applied under one or more Annuity Options to effect a Variable Annuity or a Fixed Annuity or a combination of both for the Beneficiary as Payee after the death of the Annuitant. If no election of a method of settlement of the death benefit by the Owner is in effect on the date of death of the Annuitant, the Beneficiary may elect (a) to receive the death benefit in the form of a single cash payment; or (b) to have the death benefit applied under one or more of the Annuity Options (on the Annuity Commencement Date described under "Payment of Death Benefit") to effect a Variable Annuity or a Fixed Annuity or a combination of both for the Beneficiary as Payee. Either election described above may be made by filing with the Company a written election in such form as `the Company may require. Any election of a method of settlement of the death benefit by the Owner will become effective on the date it is received by the Company. For the purposes of the Payment of Death Benefit and Amount of Death Benefit sections below, any election of the method of settlement of the death benefit by the Owner which is in effect on the date of death of the Annuitant will be deemed effective on the date due proof of death of the Annuitant is received by the Company. Any election of a method of settlement of the death benefit by the Beneficiary will become effective on the later of: (a) the date the election is received by the Company; or (b) the date due proof of the death of the Annuitant is received by the Company. If an election by the Beneficiary is not received by the Company within 60 days following the date due proof of the death of the Annuitant is received by the Company, the Beneficiary will be deemed to have elected a cash payment as of the last day of the 60 day period.

    In all cases, no Owner or Beneficiary shall be entitled to exercise any rights that would adversely affect the treatment of the Contract as an annuity contract under the Internal Revenue Code. (See "Other Contractual
Provisions--Death of Owner").

PAYMENT OF DEATH BENEFIT
    If the death benefit is to be paid in cash to the Beneficiary, payment will be made within seven days of the date the election becomes effective or is deemed to become effective, except as the Company may be permitted to defer any such payment of amounts derived from the Variable Account in accordance with the Investment Company Act of 1940. If the death benefit is to be paid in one sum to the Owner or, if the Annuitant was the Owner, to the estate of the deceased Owner/Annuitant, payment will be made within seven days of the date due proof of the death of the Annuitant, the Owner and/or the designated Beneficiary, as applicable, is received by the Company. If settlement under one or more of the Annuity Options is elected the Annuity Commencement Date will be the first day of the second calendar month following the effective date or the deemed effective date of the election, and the Contract's Accumulation Account will be maintained in effect until the Annuity Commencement Date.

AMOUNT OF DEATH BENEFIT
    The death benefit is determined as of the effective date or deemed effective date of the death benefit election and is equal to the greatest of (1) the Contract's Account Value for the Valuation Period during which the death benefit election is effective or is deemed to become effective; (2) the Purchase Payment, minus the sum of all partial withdrawals; (3) the Contract's Account Value on the Seven Year Anniversary immediately preceding the date the death benefit election is effective or is deemed to become effective, adjusted for any subsequent partial withdrawals and charges; and (4) the amount that would have been payable in the event of a full surrender of the Contract on the date the death benefit election is effective or is deemed to become effective; or, if the Annuitant is less than age 80 on the date of death,
(5) the Contract's Account Value on the Contract Anniversary immediately preceding the date the death benefit election is effective or is deemed to become effective, adjusted for any subsequent partial withdrawals and charges.

    If (2), (3), (4) or (5) is operative, the Contract's Account Value will be increased by the excess of (2), (3), (4) or (5), as applicable, over (1) and the increase will be allocated to the Sub-Accounts based on the respective values of the Sub-Accounts on the date the amount of the death benefit is determined. If no portion of the Account Value is allocated to the Sub-Accounts, the entire increase will be allocated to the Sub-Account invested in the Money Market Series of the Series Fund.

                     HOW THE CONTRACT CHARGES ARE ASSESSED

    As more fully described below, charges under the Contract offered by this Prospectus are assessed in three ways: (1) as deductions for administrative expenses and, if applicable, for premium taxes (currently, no premium taxes are applicable in the State of New York); (2) as charges against the assets of the Variable Account for the assumption of mortality and expense risks and administrative expense charges; and (3) as withdrawal charges (contingent deferred sales charges). In addition, certain deductions are made from the assets of the Series Fund for investment management fees and expenses. These fees and expenses are described in the Series Fund's prospectus and Statement of Additional Information.

ADMINISTRATIVE CHARGES
    Each year on the Contract Anniversary, the Company deducts from the Contract's Accumulation Account an annual account administration fee ("Account Fee") of $30 as partial compensation for administrative expenses relating to the issue and maintenance of the Contract. If the Contract is surrendered for its full value on other than the Contract Anniversary, the Account Fee will be deducted in full at the time of such surrender. The Account Fee will be deducted on a pro rata basis from amounts allocated to each Guarantee Period and each Sub-Account in which the Accumulation Account is invested at the time of such deduction. The Account Fee will be waived by the Company when the entire Account Value has been allocated to the Fixed Account during the entire previous Contract Year or the Contract's Account Value is greater than $75,000 at the time of such deduction. On the Annuity Commencement Date, the value of the Accumulation Account will be reduced by a proportionate amount of the Account Fee to reflect the time elapsed between the last Contract Anniversary and the day before the Annuity Commencement Date. After the Annuity Commencement Date the Account Fee will be deducted in equal amounts from each variable annuity payment made during the year. No deduction will be made from fixed annuity payments.

    The Company makes a deduction from the Variable Account at the end of each Valuation Period (during both the Accumulation Period and after annuity payments begin) at an effective annual rate of 0.15% to reimburse the Company for those administrative expenses attributable to the Contracts and the Variable Account which exceed the revenues received from the Account Fee. The Company believes that the administrative expense charge has been set at a level that will recover no more than the actual costs associated with administering the Contracts. For a description of administrative services provided see "Administration of the Contracts" on Page 34 of this Prospectus.

PREMIUM TAXES
    A deduction, when applicable, is made for premium or similar state or local taxes. Currently, no premium taxes are applicable in the State of New York; however, if an Owner or Payee is other than a New York State resident, a premium tax ranging from 0% to 3.5% may be assessed, depending on the state of residence. It is currently the policy of the Company to deduct any tax from the amount applied to provide an annuity at the time annuity payments commence; however, the Company reserves the right to deduct such taxes when incurred.

MORTALITY AND EXPENSE RISK CHARGE
    The mortality risk assumed by the Company arises from the contractual obligation to continue to make annuity payments to each Annuitant regardless of how long the Annuitant lives and regardless of how long all annuitants as a group live. This assures each annuitant that neither the longevity of fellow annuitants nor an improvement in the life expectancy generally will have an adverse effect on the amount of any annuity payment received under the Contract. The Company assumes this mortality risk by virtue of annuity rates incorporated into the Contract which cannot be changed. The expense risk assumed by the Company is the risk that the administrative charges assessed under the Contract may be insufficient to cover the actual total administrative expenses incurred by the Company.

    For assuming these risks, the Company makes a deduction from the Variable Account at the end of each Valuation Period during both the Accumulation Period and after annuity payments begin at an effective annual rate of 1.25%. If the deduction is insufficient to cover the actual cost of the mortality and expense risk undertaking, the Company will bear the loss. Conversely, if the deduction proves more than sufficient, the excess will be profit to the Company and would be available for any proper corporate purpose including, among other things, payment of distribution expenses. The Company will recoup its expected costs associated with registering and distributing the Contracts by the assessment of the withdrawal charges (contingent deferred sales charges) and the distribution expense charge described below. However, the withdrawal charges and distribution expense charges may prove to be insufficient to cover actual distribution expenses. If this is the case, the deficiency will be met from the Company's general corporate funds which may include amounts derived from the mortality and expense risk charges.

    Mortality and expense risk and administrative expense charges were the only expenses of the Variable Account for the year ended December 31, 1996.

WITHDRAWAL CHARGES

    No deduction for sales charges is made from the Purchase Payment. However, a withdrawal charge (contingent deferred sales charge) of up to 6% of certain amounts withdrawn, when applicable, will be used to cover certain expenses relating to the sale of the Contracts, including commissions paid to sales personnel, the costs of preparation of sales literature and other promotional costs and acquisition expenses. Gross commissions and other distribution expenses paid on the sale of these Contracts are not more than 6.36% of the Purchase Payment (See "Cash Withdrawals" and "Withdrawal Charges").

                               ANNUITY PROVISIONS

ANNUITY COMMENCEMENT DATE

    Annuity payments will begin on the Annuity Commencement Date which is selected by the Owner, at the time the Contract is applied for. The Annuity Commencement Date may not be sooner than the first day of the second calendar month following the Issue Date. The Annuity Commencement Date may be changed by the Owner from time to time by written notice to the Company, provided that notice of each change is received by the Company at least 30 days prior to the then current Annuity Commencement Date and the new Annuity Commencement Date is a date which is: (1) at least 30 days after the date notice of the change is received by the Company; (2) the first day of a month; and (3) not later than the first day of the first month following the Annuitant's 85th birthday, unless otherwise restricted, in the case of a Qualified Contract, by the particular retirement plan or by applicable law. In most situations, current law requires that the Annuity Commencement Date under a Qualified Contract be no later than April 1 following the year the Annuitant reaches age 70 1/2, and the terms of the particular retirement plan may impose additional limitations. The Annuity Commencement Date may also be changed by an election of an Annuity Option as described in the Death Benefit section of this Prospectus.

    On the Annuity Commencement Date the Contract's Accumulation Account will be cancelled and its adjusted value will be applied to provide an annuity under one or more of the options described below. No withdrawal charge will be imposed upon amounts applied to purchase an annuity. However, the Market Value Adjustment may apply, as noted under "Determination of Amount." NO PAYMENTS MAY BE REQUESTED UNDER THE CONTRACT'S CASH WITHDRAWAL PROVISIONS ON OR AFTER THE ANNUITY COMMENCEMENT DATE, AND NO CASH WITHDRAWAL WILL BE PERMITTED EXCEPT AS MAY BE AVAILABLE UNDER THE ANNUITY OPTION ELECTED.

    Since the Contracts offered by this Prospectus may be issued in connection with retirement plans which meet the requirements of Section 401, 403 or 408 of the Internal Revenue Code, as well as certain non-qualified plans, reference should be made to the terms of the particular plan for any limitations or restrictions on the Annuity Commencement Date.

ELECTION--CHANGE OF ANNUITY OPTION

    During the lifetime of the Annuitant and prior to the Annuity Commencement Date, the Owner may elect one or more of the Annuity Options described below, or such other settlement option as may be agreed to by the Company, for the Annuitant as Payee. The Owner may also change any election, but written notice of any election or change of election must be received by the Company at least 30 days prior to the Annuity Commencement Date. If no election is in effect on the 30th day prior to the Annuity Commencement Date, Annuity Option B, for a Life Annuity with 120 monthly payments certain, will be deemed to have been elected. If more than one person is named as "Annuitant" due to the designation of a co-annuitant, the adjusted value of the Accumulation Account will be applied under Annuity Option C, with the survivor benefit to be calculated in accordance with such option using fifty percent (50%).

    Any election may specify the proportion of the adjusted value of the Contract's Accumulation Account to be applied to provide a Fixed Annuity and a Variable Annuity. In the event the election does not so specify, or if no election is in effect on the 30th day prior to the Annuity Commencement Date, then the portion of the adjusted value of the Contract's Accumulation Account to be applied to provide a Fixed Annuity and a Variable Annuity will be determined on a pro rata basis from the composition of the Accumulation Account on the Annuity Commencement Date.

    Annuity Options may also be elected by the Owner or the Beneficiary as provided in the Death Benefit section of this Prospectus.

    Reference should be made to the terms of a particular retirement plan and any applicable legislation for any limitations or restrictions on the options which may be elected.

    NO CHANGE OF ANNUITY OPTION IS PERMITTED AFTER THE ANNUITY COMMENCEMENT
DATE.

ANNUITY OPTIONS

    No lump sum settlement option is available under the Contract. The Owner may surrender the Contract prior to the Annuity Commencement Date; however, any applicable surrender charge will be deducted from the cash withdrawal payment and a Market Value Adjustment, if applicable, will be applied.

    Annuity Options A, B, C and D are available to provide either a Fixed Annuity or a Variable Annuity. Annuity Option E is available only to provide a Fixed Annuity.

    Annuity Option A. Life Annuity: Monthly payments during the lifetime of the Payee. This option offers a higher level of monthly payments than Annuity Options B or C because no further payments are payable after the death of the Payee and there is no provision for a death benefit payable to a Beneficiary.

    Annuity Option B.  Life Annuity with 60, 120, 180 or 240 Monthly Payments
Certain: Monthly payments during the lifetime of the Payee and in any event for 60, 120, 180 or 240 months certain as elected. The election of a longer period certain results in smaller monthly payments than would be the case if a shorter period certain were elected. In the event of the death of the Payee under this option, the Contract provides that if there is no designated beneficiary entitled to the remaining payments then living, the discounted value of the remaining payments, if any, will be calculated and paid in one sum to the deceased Payee's estate. In addition, any beneficiary who becomes entitled to any remaining payments under this option may elect to receive the amounts due under this option in one sum. The discounted value for variable annuity payments will be based on interest compounded annually at the assumed interest rate of 4%. The discounted value for payments being made on a fixed basis will be based on the interest rate initially used by the Company to determine the amount of each payment.

    Annuity Option C. Joint and Survivor Annuity: Monthly payments payable during the joint lifetime of the Payee and the designated second person and during the lifetime of the survivor. During the lifetime of the survivor, variable monthly payments, if any, will be determined using the percentage chosen at the time of election of this option of the number of each type of Annuity Unit credited to the Contract with respect to the Payee and fixed monthly payments, if any, will be equal to the same percentage of the fixed monthly payment payable during the joint lifetime of the Payee and the designated second person.

    *Annuity Option D.  Monthly Payments for a Specified Period
Certain: Monthly payments for a specified period of time (at least five years but not exceeding 30 years), as elected. In the event of the death of the Payee under this option, the Contract provides that, as described under Annuity Option B above, in certain circumstances the discounted value of the remaining payments, if any, will be calculated and paid in one sum.

    *Annuity Option E. Fixed Payments: The amount applied to provide fixed payments in accordance with this option will be held by the Company at interest. Fixed payments will be made in such amounts and at such times as may be agreed upon with the Company and will continue until the amount held by the Company with interest is exhausted. The final payment will be for the balance remaining and may be less than the amount of each preceding payment. Interest will be credited yearly on the amount remaining unpaid at a rate which shall be determined by the Company from time to time but which shall not be less than 4% per year, compounded annually. The rate so determined may be changed at any time and as often as may be determined by the Company, provided, however, that the rate may not be reduced more frequently than once during each calendar year.

DETERMINATION OF ANNUITY PAYMENTS

    On the Annuity Commencement Date the Contract's Accumulation Account will be cancelled and its adjusted value will be applied to provide a Variable Annuity or a Fixed Annuity or a combination of both. The adjusted value will be equal to the Account Value for the Valuation Period which ends immediately preceding the Annuity Commencement Date, reduced by a proportionate amount of the Account Fee to reflect the time elapsed between the last Contract Anniversary and the day before the Annuity Commencement Date, plus or minus any applicable Market Value Adjustment and minus any applicable premium or similar taxes.

    If the amount to be applied under any annuity option is less than $2,000, or if the first annuity payment payable in accordance with such option is less than $20, the Company will pay the amount to be applied in a single payment to the Payee.

FIXED ANNUITY PAYMENTS

    The dollar amount of each fixed annuity payment will be determined in accordance with the Annuity Payment Rates found in the Contract which are based on a minimum guaranteed interest rate of 4% per year, or, if more favorable to the Payee, in accordance with the Annuity Payment Rates published by the Company and in use on the Annuity Commencement Date.

VARIABLE ANNUITY PAYMENTS

    The dollar amount of the first variable annuity payment will be determined in accordance with the Annuity Payment Rates found in the Contract which are based on an assumed interest rate of 4% per year. All variable annuity payments other than the first are determined by means of Annuity Units credited to the Contract. The number of Annuity Units to be credited in respect of a particular Sub-Account is determined by dividing that portion of the first variable annuity payment attributable to that Sub-Account by the Annuity Unit value of that Sub-Account at the end of the Valuation Period which ends immediately preceding the Annuity Commencement Date. The number of Annuity Units of each particular Sub-Account credited to the Contract then remains fixed unless an exchange of Annuity Units is made as described below. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant, and is equal to the sum of the amounts determined by multiplying the number of Annuity Units of a particular Sub-Account credited to the Contract by the Annuity Unit value for the particular Sub-Account for the Valuation Period which ends immediately preceding the due date of each subsequent payment. If the net investment return on the assets of the Variable Account is the same as the assumed interest rate of 4% per year, variable

------------------------
*The election of this annuity option may result in the imposition of a penalty tax.

annuity payments will remain level. If the net investment return exceeds the assumed interest rate variable annuity payments will increase and, conversely, if it is less than the assumed interest rate the payments will decrease.

    For a hypothetical example of the calculation of a Variable Annuity Payment, see Appendix A.

VARIABLE ANNUITY UNIT VALUE

    The Annuity Unit value for each Sub-Account was established at $10.00 for the first Valuation Period of the particular Sub-Account. The Annuity Unit Value for the particular Sub-Account for any subsequent Valuation Period is determined by multiplying the Annuity Unit value for the particular Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor (See "Variable Accumulation Value, Net Investment Factor") for the particular Sub-Account for the current Valuation Period and then multiplying that product by a factor to neutralize the assumed interest rate of 4% per year used to establish the Annuity Payment Rates found in the Contract. The factor is
0.99989255 for a one day Valuation Period.

    For a hypothetical example of the calculation of the value of a Variable Annuity Unit, see Appendix A.

EXCHANGE OF VARIABLE ANNUITY UNITS

    After the Annuity Commencement Date the Payee may, by filing a written request with the Company, exchange the value of a designated number of Annuity Units of particular Sub-Accounts then credited with respect to the particular Payee into other Annuity Units, the value of which would be such that the dollar amount of an annuity payment made on the date of the exchange would be unaffected by the fact of the exchange. No more than twelve (12) exchanges may be made within each Contract Year.

    Exchanges may be made only between Sub-Accounts. Exchanges will be made using the Annuity Unit values for the Valuation Period during which any request for exchange is received by the Company.

ANNUITY PAYMENT RATES

    The Contract contains Annuity Payment Rates for each Annuity Option described in this Prospectus. The rates show, for each $1,000 applied, the dollar amount of: (a) the first monthly variable annuity payment based on the assumed interest rate of 4%; and (b) the monthly fixed annuity payment, when this payment is based on the minimum guaranteed interest rate of 4% per year.

    The annuity payment rates may vary according to the Annuity Option elected and the adjusted age of the Payee. The Contract also describes the method of determining the adjusted age of the Payee. The mortality table used in determining the annuity payment rates for Options A, B and C is the 1983 Individual Annuitant Mortality Table.

                          OTHER CONTRACTUAL PROVISIONS

PAYMENT LIMITS

    Only one Purchase Payment may be made per Contract. The amount of the single Purchase Payment must be at least $5,000. In addition, the prior approval of the Company is required before it will accept a Purchase Payment in excess of $1,000,000.

DESIGNATION AND CHANGE OF BENEFICIARY

    The beneficiary designation contained in the application will remain in effect until changed. The interest of any Beneficiary is subject to the particular Beneficiary surviving the Annuitant and, in the case of a Non-Qualified Contract, the Owner as well.

    Subject to the rights of an irrevocably designated Beneficiary, the Owner may change or revoke the designation of a Beneficiary at any time while the Annuitant is living by filing with the Company a written beneficiary designation or revocation in such form as the Company may require. The change or revocation will not be binding upon the Company until it is received by the Company. When it is so received the change or revocation will be effective as of the date on which the beneficiary designation or revocation was signed, but the change or revocation will be without prejudice to the Company on account of any payment made or any action taken by the Company prior to receiving the change or revocation.

    Reference should be made to the terms of a particular retirement plan and any applicable legislation for any restrictions on the beneficiary designation.

EXERCISE OF CONTRACT RIGHTS

    The Owner is entitled to exercise all Contract rights and privileges without the consent of the Beneficiary (other than an irrevocably designated Beneficiary) or any other person. Such rights and privileges may be exercised only during the lifetime of the Annuitant and prior to the Annuity Commencement Date, except as otherwise provided in the Contract.

    The Annuitant becomes the Payee on and after the Annuity Commencement Date. The Beneficiary becomes the Payee on the death of the Annuitant. Such Payees may thereafter exercise such rights and privileges, if any, of ownership which continue.

CHANGE OF OWNERSHIP

    Ownership of a Qualified Contract may not be transferred except to: (1) the Annuitant; (2) a trustee or successor trustee of a pension or profit sharing trust which is qualified under Section 401 of the Internal Revenue Code; (3) the employer of the Annuitant provided that the Qualified Contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Internal Revenue Code for the benefit of the Annuitant; (4) the trustee of an individual retirement account plan qualified under Section 408 of the Internal Revenue Code for the benefit of the Owner; or (5) as otherwise permitted from time to time by laws and regulations governing the retirement or deferred compensation plans for which a Qualified Contract may be issued. Subject to the foregoing, a Qualified Contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than the Company.

    The Owner of a Non-Qualified Contract may change the ownership of the Contract during the lifetime of the Annuitant and prior to the Annuity Commencement Date, subject to the provisions of the Contract, although such change may result in the imposition of tax (See "Federal Tax Status -- Taxation of Annuities in General"). A change of ownership will not be binding upon the Company until written notification is received by the Company. When such notification is so received, the change will be effective as of the date on which the request for change was signed by the Owner, but the change will be without prejudice to the Company on account of any payment made or any action taken by the Company prior to receiving the change.

DEATH OF OWNER

    If the Owner of a Non-Qualified Contract dies prior to the Annuitant and before the Annuity Commencement Date, an amount equal to the death benefit (determined in accordance with the Amount of Death Benefit provision, except that the deemed effective date of the death benefit election will be the date the Company receives Due Proof of Death of the Owner) must be distributed to the Beneficiary, if then alive, either (1) within five years after the date of death of the Owner, or (2) over some period not greater than the life or expected life of the Beneficiary, with annuity payments beginning within one year after the date of death of the Owner. The person named as the Beneficiary shall be considered the designated beneficiary for the purposes of Section 72(s) of the Internal Revenue Code and if no person then living has been so named, then the Annuitant shall automatically be the designated beneficiary for this purpose.

    These mandatory distribution requirements will not apply when the designated beneficiary is the spouse of the deceased Owner, if the spouse elects to continue the Contract in the spouse's own name, as Owner. When the deceased Owner was also the Annuitant, the surviving spouse (if the designated beneficiary) may elect to be named as both Owner and Annuitant and continue the Contract, but if that election is not made, the Death Benefit provision of the Contract shall be controlling. In all other cases where the Owner and the Annuitant are the same individual, the Death Benefit provision of the Contract controls.

    If the Payee dies on or after the Annuity Commencement Date and before the entire accumulation under the Contract has been distributed, the remaining portion of such accumulation, if any, must be distributed at least as rapidly as the method of distribution then in effect.

    In all cases, no Owner or Beneficiary shall be entitled to exercise any rights that would adversely affect the treatment of the Contract as an annuity contract under the Internal Revenue Code.

    Any distributions upon the death of the Owner of a Qualified Contract will be subject to the laws and regulations governing the particular retirement or deferred compensation plan in connection with which the Qualified Contract was issued.

VOTING OF SERIES FUND SHARES

    The Company will vote Series Fund shares held by the Sub-Accounts at meetings of shareholders of the Series Fund, but will follow voting instructions received from persons having the right to give voting instructions. The Owner is the person having the right to give voting instructions prior to the Annuity Commencement Date. On or after the Annuity Commencement Date the Payee is the person having such voting rights. Any shares attributable to the Company and Series Fund shares for which no timely voting instructions are received will be voted by the Company in the same proportion as the shares for which instructions are received from persons having such voting rights.

    Owners of Qualified Contracts may be subject to other voting provisions of the particular plan and of the Investment Company Act of 1940. Employees who contribute to plans which are funded by the Contracts may be entitled to instruct the Owners as to how to instruct the Company to vote the Series Fund shares attributable to their contributions. Such plans may also provide the additional extent, if any, to which the Owners shall follow voting instructions of persons with rights under the plans.

    Neither the Variable Account nor the Company is under any duty to provide information concerning the voting instruction rights of persons who may have such rights under plans, other than rights afforded by the Investment Company Act of 1940, nor any duty to inquire as to the instructions received or the authority of Owners or others to instruct the voting of Series Fund shares. Except as the Variable Account or the Company has actual knowledge to the contrary, the instructions given by Owners and Payees will be valid as they affect the Variable Account, the Company and any others having voting instruction rights with respect to the Variable Account.

    All Series Fund proxy material, together with an appropriate form to be used to give voting instructions, will be provided to each person having the right to give voting instructions at least ten days prior to each meeting of the shareholders of the Series Fund. The number of Series Fund shares as to which each such person is entitled to give instructions will be determined by the Company on a date not more than 90 days prior to each such meeting. Prior to the Annuity Commencement Date, the number of Series Fund shares as to which voting instructions may be given to the Company is determined by dividing the value of all of the Variable Accumulation Units of the particular Sub-Account credited to the Contract's Accumulation Account by the net asset value of one Series Fund share as of the same date. On or after the Annuity Commencement Date, the number of Series Fund shares as to which such instructions may be given by a Payee is determined by dividing the reserve held by the Company in the Sub-Account for the Contract by the net asset value of a Series Fund share as of the same date. After the Annuity Commencement Date, the number of Series Fund shares as to which a Payee is entitled to give voting instructions will generally decrease due to the decrease in the reserve.

PERIODIC REPORTS

    During the Accumulation Period the Company will send the Owner, at least once during each Contract Year, a statement showing the number, type and value of Accumulation Units credited to the Contract's Accumulation Account, the Fixed Accumulation Value of such account, and the Contract's cash withdrawal value, which statement shall be accurate as of a date not more than two months previous to the date of mailing. In addition, the Owner will receive such reports or prospectuses concerning the Variable Account and the Series Fund as may be required by the Investment Company Act of 1940 and the Securities Act of 1933. The Company will also send such statements reflecting transactions in the Contract's Accumulation Account as may be required by applicable laws, rules and regulations.

    Upon request, the Company will provide the Owner with information regarding fixed and variable accumulation values.

SUBSTITUTED SECURITIES

    Shares of any or all Series of the Series Fund may not always be available for purchase by the Sub-Accounts of the Variable Account or the Company may decide that further investment in any such shares is no longer appropriate in view of the purposes of the Variable Account or in view of legal, regulatory or federal income tax restrictions. In either event, shares of another series or shares of another registered open-end investment company or unit investment trust may be substituted both for Series Fund shares already purchased by the Variable Account and/or as the security to be purchased in the future provided that these substitutions have been approved by the Securities and Exchange Commission and the Superintendent of Insurance of the State of New York. In the event of any substitution pursuant to this provision, the Company may make appropriate endorsement to the Contract to reflect the substitution.

CHANGE IN OPERATION OF VARIABLE ACCOUNT

    At the Company's election and subject to the prior approval of the Superintendent of Insurance of the State of New York and to any necessary vote by persons having the right to give instructions with respect to the voting of Series Fund shares held by the Sub-Accounts, the Variable Account may be operated as a management company under the Investment Company Act of 1940 or it may be deregistered under the Investment Company Act of 1940 in the event registration is no longer required. Deregistration of the Variable Account requires an order by the Securities and Exchange Commission. In the event of any change in the operation of the Variable Account pursuant to this provision, the Company, subject to the prior approval of the Superintendent of Insurance of the State of New York, may make appropriate endorsement to the Contract to reflect the change and take such other action as may be necessary and appropriate to effect the change.

SPLITTING UNITS

    The Company reserves the right to split or combine the value of Variable Accumulation Units, Annuity Units or any of them. In effecting any such change of unit values, strict equity will be preserved and no change will have a material effect on the benefits or other provisions of the Contract.

MODIFICATION

    Upon notice to the Owner (or to the Payee during the annuity period), the Contract may be modified by the Company if such modification: (i) is necessary to make the Contract or the Variable Account comply with any law or regulation issued by a governmental agency to which the Company or the Variable Account is subject; or (ii) is necessary to assure continued qualification of the Contract under the Internal Revenue Code or other federal or state laws relating to retirement annuities or annuity contracts; or (iii) is necessary to reflect a change in the operation of the Variable Account or the Sub-Account(s) (See "Change in Operation of Variable Account"); or (iv) provides additional Variable Account and/or fixed accumulation options. In the event of any such modification, the Company may make appropriate endorsement in the Contract to reflect such modification.

CUSTODIAN

    The Company is the Custodian of the assets of the Variable Account. The Company will purchase Series Fund shares at net asset value in connection with amounts allocated to the Sub-Accounts in accordance with the instructions of the Owner and redeem Series Fund shares at net asset value for the purpose of meeting the contractual obligations of the Variable Account, paying charges relative to the Variable Account or making adjustments for annuity reserves held in the Variable Account.

RIGHT TO RETURN

    If the Owner is not satisfied with the Contract it may be returned by mailing it to the Company within ten days after it was delivered to the Owner. When the Company receives the returned Contract it will be cancelled and the Contract's Account Value at the end of the Valuation Period during which the Contract was received by the Company will be refunded to the Owner.

    With respect to Individual Retirement Accounts, under the Employee Retirement Income Security Act of 1974 ("ERlSA") an Owner establishing an Individual Retirement Account must be furnished with a disclosure statement containing certain information about the Contract and applicable legal requirements. This statement must be furnished on or before the date the Individual Retirement Account is established. If the Owner is furnished with such disclosure statement before the seventh day preceding the date the Individual Retirement Account is established, the Owner will not have any right of revocation. If the disclosure statement is furnished after the seventh day preceding the establishment of the Individual Retirement

Account, then the Owner may give a notice of revocation to the Company at any time within seven days after the Issue Date. Upon such revocation, the Company will refund the Purchase Payment made by the Owner. The foregoing right of revocation with respect to an Individual Retirement Account is in addition to the return privilege set forth in the preceding paragraph. The Company will allow an Owner establishing an Individual Retirement Account a "ten day free-look," notwithstanding the provisions of ERISA.

                               FEDERAL TAX STATUS

INTRODUCTION

    The Contracts described in this Prospectus are designed for use in connection with retirement plans that may or may not be qualified plans under Sections 401, 403 or 408 of the Internal Revenue Code (the "Code"). The ultimate effect of federal income taxes may depend upon the type of retirement plan for which the Contract is purchased and a number of different factors. This discussion is general in nature, is based upon the Company's understanding of current federal income tax laws, and is not intended as tax advice. Congress has the power to enact legislation affecting the tax treatment of annuity contracts, and such legislation could be applied retroactively to Contracts purchased before the date of enactment. Any person contemplating the purchase of a Contract should consult a qualified tax adviser. THE COMPANY DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS, FEDERAL, STATE OR LOCAL, OF ANY CONTRACT OR ANY TRANSACTION INVOLVING A CONTRACT.

TAX TREATMENT OF THE COMPANY AND THE VARIABLE ACCOUNT

    The Company is taxed as a life insurance company under the Code. The operations of the Variable Account are accounted for separately from other operations of the Company for purposes of federal income taxation, but the Variable Account is not taxable as a regulated investment company or otherwise as an entity separate from the Company. The income of the Variable Account (consisting primarily of interest, dividends and net capital gains) is not taxable to the Company to the extent that it is applied to increase reserves under contracts participating in the Variable Account.

TAXATION OF ANNUITIES IN GENERAL

    Purchase Payments made under Non-Qualified Contracts are not deductible from the Owner's income for federal income tax purposes. Owners of Qualified Contracts should consult a tax adviser regarding the tax treatment of Purchase Payments.

    Generally, no taxes are imposed on the increase in the value of a Contract held by an individual Owner until a distribution occurs, either as an annuity payment or as a cash withdrawal or lump-sum payment prior to the Annuity Commencement Date. However, corporate Owners and other Owners that are not natural persons are subject to current taxation on the annual increase in the value of a Non-Qualified Contract, unless the non-natural person holds the Contract as agent for a natural person (such as where a bank or other entity holds a Contract as trustee under a trust agreement). This current taxation of annuities held by non-natural persons does not apply to earnings accumulated under an immediate annuity, which the Code defines as a single premium contract with an annuity commencement date within one year of the date of purchase. Also, the Internal Revenue Service could assert that Owners of both Qualified and Non-Qualified Contracts annually receive and are subject to a tax on a deemed distribution equal to the cost of any life insurance benefit provided by the Contract.

    A partial cash withdrawal (that is, a withdrawal of less than the entire value of the Contract's Accumulation Account) from a Non-Qualified Contract before the Annuity Commencement Date is treated first as a withdrawal from the increase in the Accumulation Account's value, rather than as a return of the Purchase Payment. The amount of the withdrawal allocable to this increase will be includible in the Owner's income and subject to tax at ordinary income rates. If a Contract is assigned or pledged as collateral for a loan, the amount assigned or pledged must be treated as if it were withdrawn from the Contract.

    In the case of annuity payments under a Non-Qualified Contract after the Annuity Commencement Date, a portion of each payment is treated as a nontaxable return of the Purchase Payment. The nontaxable portion is determined by applying to each annuity payment an "exclusion ratio," which, in general, is the ratio that the total amount the Owner paid for the Contract bears to the Payee's expected return under the Contract. The remainder of the payment is taxable at ordinary income rates.

    The total amount that a Payee may exclude from income through application of the "exclusion ratio" is limited to the amount the Owner paid for the Contract. If the Annuitant survives for his full life expectancy, so that the Payee recovers the entire amount paid for the Contract, any subsequent annuity payment will be fully taxable as income. Conversely, if the Annuitant dies before the Payee recovers the entire amount paid, the Payee will be allowed a deduction for the amount of the unrecovered Purchase Payment.

    Taxable cash withdrawals and lump-sum payments from Non-Qualified Contracts may be subject to a penalty tax equal to 10% of the amount treated as taxable income. This 10% penalty also may apply to certain annuity payments. This penalty will not apply in certain circumstances (such as where the distribution is made upon the death of the Owner). The withdrawal penalty also does not apply to distributions under an immediate annuity (as defined above).

    In the case of a Qualified Contract, distributions generally are taxable and distributions made prior to age 59 1/2 are subject to a 10% penalty tax, although this penalty tax will not apply in certain circumstances. Certain distributions, known as "eligible rollover distributions," if rolled over to certain other qualified retirement plans (either directly or after being distributed to the Payee), are not taxable until distributed from the plan to which they are rolled over. In general, an eligible rollover distribution is any taxable distribution other than a distribution that is part of a series of payments made for life or for a specified period of ten years or more. Owners, Annuitants, Payees and Beneficiaries should seek qualified advice about the tax consequences of distributions, withdrawals, payments and rollovers under the retirement plans in connection with which the Contracts are purchased.

    If the Owner of a Non-Qualified Contract dies, the value of the Contract generally must be distributed within a specified period (see "Other Contractual Provisions -- Death of Owner"). For Contracts owned by non-natural persons, a change in the Annuitant is treated as the death of the Owner.

    A purchaser of a Qualified Contract should refer to the terms of the applicable retirement plan and consult a tax adviser regarding distribution requirements upon the death of the Owner.

    A transfer of a Non-Qualified Contract by gift (other than to the Owner's spouse) is treated as the receipt by the Owner of income in an amount equal to the value of the Contract's Accumulation Account minus the total amount paid for the Contract.

    The Company will withhold and remit to the U.S. government a part of the taxable portion of each distribution made under a Non-Qualified Contract or under a Qualified Contract issued in connection with an individual retirement account unless the Owner or Payee provides his or her taxpayer identification number to the Company and notifies the Company (in the manner prescribed) before the time of the distribution that he or she chooses not to have any amounts withheld.

    In the case of distributions from a Qualified Contract (other than distributions from a Contract issued for use with an individual retirement account), the Company or the plan administrator must withhold and remit to the U.S. government 20% of each distribution that is an eligible rollover distribution (as defined above) unless the Owner or Payee elects to make a direct rollover of the distribution to another qualified retirement plan that is eligible to receive the rollover. If a distribution from a Qualified Contract is not an eligible rollover distribution, then the Owner or Payee can choose not to have amounts withheld as described above for Non-Qualified Contracts and individual retirement accounts.

    Amounts withheld from any distribution may be credited against the Owner's or Payee's federal income tax liability for the year of the distribution.

    The Internal Revenue Service has issued regulations that prescribe investment diversification requirements for mutual fund series underlying nonqualified variable contracts. Contracts that do not comply with these regulations do not qualify as annuities for income tax purposes, and therefore the annual increase in the value of such contracts is subject to current taxation. The Company believes that each series of the Series Fund complies with the regulations.

    The preamble to the regulations states that the Service may promulgate guidelines under which a variable contract will not be treated as an annuity for tax purposes if the owner has excessive control over the investments underlying the contract. It is not known whether such guidelines, if in fact promulgated, would have retroactive effect. If guidelines are promulgated, the Company will take any action (including modification of the Contract and/or the Variable Account) necessary to comply with the guidelines.

    THE FOLLOWING INFORMATION SHOULD BE CONSIDERED ONLY WHEN AN IMMEDIATE ANNUITY CONTRACT AND A DEFERRED ANNUITY CONTRACT ARE PURCHASED TOGETHER: The Company understands that the Treasury Department is in the process of reconsidering the tax treatment of annuity payments under an immediate annuity contract (as defined above) purchased together with a deferred annuity contract. The Company believes that any adverse change in the existing tax treatment of such immediate annuity contracts is likely to be prospective, that is, it would not apply to contracts issued before such a change is announced. However, there can be no assurance that any such change, if adopted, would not be applied retroactively.

QUALIFIED RETIREMENT PLANS

    The Qualified Contracts described in this Prospectus are designed for use with several types of qualified retirement plans. The tax rules applicable to participants in such qualified retirement plans vary according to the type of plan and its terms and conditions. Therefore, no attempt is made herein to provide more than general information about the use of the Qualified Contracts with the various types of qualified retirement plans. Owners, Annuitants, Payees and Beneficiaries are cautioned that the rights of any person to any benefits under these plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Qualified Contracts issued in connection therewith. In addition, Owners, Payees, Beneficiaries and administrators of qualified retirement plans should consider and consult their tax adviser concerning whether the Death Benefit payable under the Contract affects the qualified status of their retirement plan. Following are brief descriptions of various types of qualified retirement plans and the use of the Qualified Contracts in connection therewith.

PENSION AND PROFIT-SHARING PLANS

    Sections 401(a), 401(k) and 403(a) of the Code permit business employers and certain associations to establish various types of retirement plans for employees. The Tax Equity and Fiscal Responsibility Act of 1982 eliminated most differences between qualified retirement plans of corporations and those of self-employed individuals. The Contract may be purchased by those who would have been covered under the rules governing old H.R. 10 (Keogh) Plans as well as by corporate plans. Such retirement plans may permit the purchase of the Qualified Contracts to provide benefits under the plans. Employers intending to use the Qualified Contracts in connection with such plans should seek qualified advice in connection therewith.

TAX-SHELTERED ANNUITIES

    Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c) (3) of the Code to purchase annuity contracts and, subject to certain limitations, exclude the amount of purchase payments from gross income for tax purposes. These annuity contracts are commonly referred to as "Tax-Sheltered Annuities." Purchasers of the Qualified Contracts for such purposes should seek qualified advice as to eligibility, limitations on permissible amounts of Purchase Payments and tax consequences of distributions. Only one Purchase Payment per Contract will be accepted (See "Section 403(b) Annuities").

INDIVIDUAL RETIREMENT ACCOUNTS

    Sections 219 and 408 of the Code permit eligible individuals to contribute to an individual retirement program, including Simplified Employee Pension Plans and Employer/Association of Employees Established Individual Retirement Account Trusts, known as an Individual Retirement Account ("IRA"). These IRA's are subject to limitations on the amount that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from some other types of retirement plans may be placed on a tax-deferred basis in an IRA. Sale of the Contracts for use with IRA's may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contracts for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances as described in the section of this Prospectus entitled "Right to Return Contract."

                        ADMINISTRATION OF THE CONTRACTS

    The Company performs certain administrative functions relating to the Contracts and the Variable Account. These functions include, among other things, maintaining the books and records of the Variable Account and the Sub-Accounts, and maintaining records of the name, address, taxpayer identification number, Contract number, type of contract issued to each owner, the status of the Accumulation Account under each Contract, and other pertinent information necessary to the administration and operation of the Contracts. The Company has entered into agreements with Massachusetts Financial Services Company ("MFS"), 500 Boylston Street, Boston, Massachusetts 02116, a wholly-owned subsidiary of Sun Life of Canada (U.S.) and the Series Fund's investment adviser, and Sun Life Assurance Company of Canada ("Sun Life (Canada)"), under which MFS and Sun Life (Canada) have agreed to provide certain of these administrative services relating to the Contracts and the Variable Account for a fee calculated on a per contract basis and a cost reimbursement basis, respectively. The Company also has entered into a Service Agreement with MFS which provides that the Company will furnish MFS, as required, with personnel as well as certain services on a cost reimbursement basis to enable MFS to perform the duties required under the agreement described above.

                         DISTRIBUTION OF THE CONTRACTS

    The offering of the Contracts is continuous. The Contracts will be sold by licensed insurance agents in the state of New York. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. and who have entered into distribution agreements with the Company and the General Distributor, Clarendon Insurance Agency, Inc. ("Clarendon"), 500 Boylston Street, Boston, Massachusetts 02116, a wholly-owned subsidiary of Massachusetts Financial Services Company, which in turn is a wholly-owned subsidiary of Sun Life (U.S.). Clarendon is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as broker-dealer and is a member of the National Association of Securities Dealers, Inc. Clarendon also acts as the general distributor of certain other annuity contracts issued by the Company and Sun Life (U.S.), and variable life insurance contracts issued by Sun Life (U.S.). Commissions and other distribution expenses will be paid by the Company on the sale of the Contracts and will not be more than 6.36% of the Purchase Payment. Commissions will not be paid with respect to Contracts established for the personal account of employees of the Company or any of its affiliates, or of persons engaged in the distribution of the Contracts. During 1994, 1995 and 1996 approximately $467,389, $495,911, and $201,950, respectively, was paid to and retained by Clarendon in connection with the distribution of the Contracts.

                    ADDITIONAL INFORMATION ABOUT THE COMPANY

SELECTED FINANCIAL DATA


    The following selected financial data for the Company should be read in conjunction with the Company's financial statements and notes thereto included in this Prospectus beginning on page 52.


                                                                        SELECTED FINANCIAL DATA
                                                                           (IN $ THOUSANDS)
                                                                   FOR THE YEARS ENDED DECEMBER 31,
                                                         -----------------------------------------------------
                                                           1996       1995       1994       1993       1992
                                                         ---------  ---------  ---------  ---------  ---------
Revenues
    Premiums, annuity deposits and other revenues        $  83,711  $  85,446  $  75,997  $  59,930  $  74,574
    Net investment income                                   13,019     19,204     22,698     25,736     25,296
                                                         ---------  ---------  ---------  ---------  ---------
                                                            96,730    104,650     98,695     85,666     99,870
                                                         ---------  ---------  ---------  ---------  ---------
Benefits and Expenses
    Policyholder benefits                                   62,591     59,695     47,708     53,783     91,926
    Other expenses                                          29,358     41,557     45,146     24,892      4,108
                                                         ---------  ---------  ---------  ---------  ---------
                                                            91,949    101,252     92,854     78,675     96,034
                                                         ---------  ---------  ---------  ---------  ---------
Income from operations before federal income tax
 expense                                                     4,781      3,398      5,841      6,991      3,836
    Federal income tax (excluding tax on capital
     losses)                                                 1,939      2,447      1,017      2,962      1,161
                                                         ---------  ---------  ---------  ---------  ---------
Income from operations after federal income tax expense
 and before realized capital losses                          2,842        951      4,824      4,029      2,675
    Net realized capital losses less capital gains tax        (439)       (21)      (469)       (69)       (24)
                                                         ---------  ---------  ---------  ---------  ---------
Net income                                               $   2,403  $     930  $   4,355  $   3,960  $   2,651
                                                         ---------  ---------  ---------  ---------  ---------
                                                         ---------  ---------  ---------  ---------  ---------
Total Assets                                             $ 518,033  $ 520,169  $ 503,982  $ 507,012  $ 483,045
                                                         ---------  ---------  ---------  ---------  ---------
                                                         ---------  ---------  ---------  ---------  ---------

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND RESULTS OF OPERATIONS

(1)  LIQUIDITY AND CAPITAL RESOURCES

    The Company generated cash flow from operations sufficient to meet its liquidity needs. It has an active asset liability management program in order to maintain adequate liquidity. Capital is considered to be adequate; the Company has not required capital contributions since 1990 when Sun Life (U.S.) contributed an additional $12 million.

(2)  RESULTS OF OPERATIONS

    The Company had net income of $2,403,000 for 1996 as compared to $930,000 for 1995. An increase in group life and health insurance premiums, higher fees from appreciating separate account assets and proportionally lower federal income taxes in 1996 were offset by lower earnings on investments and a decrease in fixed annuity deposits.

    The Company had net income of $930,000 for 1995 as compared to $4,355,000 for 1994. An increase in group life and health insurance premiums and fixed annuity deposits in 1995 was offset by lower earnings on investments, higher annuity surrenders and proportionally higher federal income taxes.

REINSURANCE

    The Company has executed agreements which provide that the parent company will reinsure risks under certain group life, health, and long-term disability insurance contracts sold by the Company.

RESERVES

    In accordance with the life insurance laws and regulations under which the Company operates it is obligated to carry on its books, as liabilities, actuarially determined reserves to meet its obligations on its outstanding contracts. Reserves are based on mortality tables in general use in the United States and are computed to equal amounts that, with additions from premiums to be received, and with interest on such reserves computed annually at certain assumed rates, will be sufficient to meet the Company's policy obligations at their maturities or in the event of an insured's death. In the accompanying Financial Statements these reserves are determined in accordance with statutory regulations which are generally accepted accounting principles for the Company.

INVESTMENTS

    The Company maintains investments in bonds and mortgages with cash flows to match estimated cash flows of its liabilities.

    It is the Company's policy to acquire only investment grade securities. Only 2.4% of the Company's holdings of bonds were rated below investment grade at December 31, 1996. Publicly traded government and corporate bonds comprised 61.8% of the Company's total bonds at December 31, 1996. The Company underwrites commercial mortgages with a maximum loan to value ratio of 75%, and as a rule invests only in properties that are almost fully leased. The Company did not have any mortgage loans in arrears more than 60 days at December 31, 1996.

COMPETITION

    The Company is engaged in a business that is highly competitive because of the large number of stock and mutual life insurance companies and other entities marketing insurance products. There are approximately 150 insurers in the life insurance business in the State of New York. Best's Insurance Reports, Life-Health Edition, 1996, assigned the Company its highest classification, A++, as of December 31, 1995. Standard & Poor's and Duff and Phelps have assigned the Company their highest ratings for claims paying ability, AAA. These ratings should not be considered as bearing on the investment performance of the Series Fund shares held in the Sub-Accounts of the Variable Account. However, the ratings are relevant to the Company's ability to meet its general corporate obligations under the Contracts.

EMPLOYEES

    The Company has entered into Service Agreements with Sun Life of Canada (U.S.) and Sun Life (Canada) which provide that the latter will furnish the Company, as required, with personnel as well as certain services and facilities on a cost reimbursement basis. As of December 31, 1996 the Company had 28 direct employees all of whom are employed at its Home Office and Group Insurance Sales Office in New York, New York.

PROPERTIES

    The Company leases the office space occupied by it at 80 Broad Street, New York, New York. The monthly cost of the lease, which expires in February, 2004, is $19,600.

                 THE COMPANY'S DIRECTORS AND EXECUTIVE OFFICERS

    The directors and principal officers of the Company are listed below, together with information as to their ages, dates of election and principal business occupations during the last five years (if other than their present business occupations). Except as otherwise indicated, the directors and officers of the Company who are associated with Sun Life Assurance Company of Canada and/or its subsidiaries have been associated with Sun Life Assurance Company of Canada for more than five years either in the position shown or in other positions.

JOHN D. MCNEIL, 63, Chairman and Director (1984*)
150 King Street West
Toronto, Ontario, Canada M5H 1J9

    He is Chairman and a Director of Sun Life Assurance Company of Canada and Sun Life of Canada (U.S.); a Director of Massachusetts Financial Services Company; Chairman and a Trustee of MFS/Sun Life Series Trust; Chairman and a Member of the Boards of Managers of Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, World Governments Variable Account, Total Return Variable Account and Managed Sectors Variable Account; and a Director of Shell (Canada) Limited and Canadian Pacific, Ltd.

------------------------
*Year Elected Director

DONALD A. STEWART, 50, President and Director (1996*)
150 King Street West
Toronto, Ontario, Canada M5H 1J9

    He is President and a Director of Sun Life Assurance Company of Canada and Sun Life of Canada (U.S.) and a Director of Massachusetts Financial Services Company, Massachusetts Casualty Insurance Company and Sun Life Financial Services Limited.

DAVID D. HORN, 55, Senior Vice President and Director (1984*)
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02181

    He is Senior Vice President and General Manager for the United States of Sun Life Assurance Company of Canada; Chairman and President and a Director of Sun Investment Services Company; Senior Vice President and General Manager and a Director of Sun Life of Canada (U.S.); President and a Director of Sun Benefit Services Company, Inc., Sun Canada Financial Co., and Sun Life Financial Services Limited; a Director of Sun Capital Advisers, Inc.; a Director of Massachusetts Casualty Insurance Company; a Trustee of MFS/Sun Life Series Trust; and a Member of the Boards of Managers of Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, World Governments Variable Account, Total Return Variable Account and Managed Sectors Variable Account.

JOHN G. IRELAND, 72, Director (1984*)
280 Steamboat Road,
Greenwich, Connecticut 06830

    Prior to March 31, 1990, he was the Chairman of William M. Mercer-Meidinger, Incorporated.

EDWARD M. LAMONT, 70, Director (1984*)
1234 Moores Hill Road
Syosset, New York 11791

    He is self employed as a private investor and consultant.

ANGUS A. MACNAUGHTON, 65, Director (1984*)
Metro Tower, 950 Tower Lane
Foster City, California 94404-2121

    He is President of Genstar Investment Corporation and a Director of Sun Life Assurance Company of Canada, Sun Life of Canada (U.S.), Canadian Pacific, Ltd., Stelco, Inc. and Varian Associates, Inc.

JOHN S. LANE, 62, Director (1991*)
150 King Street West
Toronto, Ontario, Canada M5H 1J9

    He is Senior Vice President, Investments of Sun Life Assurance Company of Canada; and a Director of Sun Investment Services Company, Sun Capital Advisers, Inc. and Sun Life of Canada (U.S.).

RICHARD B. BAILEY, 70, Director (1984*)
500 Boylston Street
Boston, Massachusetts 02116

    He is a Director of Sun Life of Canada (U.S.) and a Director/Trustee of certain funds in the MFS Family of Funds. Prior to October 1, 1991 he was Chairman and a Director of Massachusetts Financial Services Company.

A. KEITH BRODKIN, 61, Director (1990*)
500 Boylston Street
Boston, Massachusetts 02116

    He is Chairman and a Director of Massachusetts Financial Services Company; a Director of Sun Life of Canada (U.S.); and a Director/Trustee and/or Officer of the Funds in the MFS Family of Funds.
------------------------

*Year Elected Director

M. COLYER CRUM, 64, Director (1986*)
104 West Cliff Street
Weston, Massachusetts 02193

    He is a Professor Emeritus of the Harvard Business School; and a Director of Sun Life Assurance Company of Canada, Sun Life of Canada (U.S.), Merrill Lynch Ready Assets Trust, Merrill Lynch Basic Value Fund, Inc., Merrill Lynch Special Value Fund, Inc., Merrill Lynch Capital Fund, Inc., Merrill Lynch U.S.A. Government Reserves, Merrill Lynch Natural Resources Trust, Merrill Lynch U.S. Treasury Money Fund, MuniVest California Insured Fund, Inc., MuniVest Florida Fund, Inc., MuniVest Michigan Insured Fund, Inc., MuniVest New Jersey Fund, Inc., MuniVest New York Insured Fund, Inc., MuniYield Florida Insured Fund, MuniYield Insured Fund II, Inc., MuniYield Michigan Insured Fund, Inc., MuniYield New Jersey Insured Fund, Inc., MuniYield New York Insured Fund III, Inc. and MuniYield Pennsylvania Fund. Prior to July, 1996 he was a professor at the Harvard Business School.

FIORAVANTE G. PERROTTA, ESQ., 65, Director (1984*)
200 Park Avenue
New York, New York 10166

    He is a retired Partner in the law firm of Rogers & Wells.

RALPH F. PETERS, 68, Director (1984*)
58 Pine Street
New York, New York 10005

    He is Chairman of the Executive Committee of Discount Corporation of New
York.

PAMELA T. TIMMINS, 59, Director, (1984*)
306 East 61st Street
New York, New York 10021

    She is President of Timmins-Minn Incorporated, an interior design firm.

S. CAESAR RABOY, 60, Senior Vice President (1994)
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02181

    He is Senior Vice President and Deputy General Manager for the United States of Sun Life Assurance Company of Canada; Senior Vice President and Deputy General Manager and a Director of Sun Life of Canada (U.S.); and Vice President and a Director of Sun Life Financial Services Limited.

ROBERT P. VROLYK, 44, Vice President, Controller, and Actuary (1986) One Sun Life Executive Park
Wellesley Hills, Massachusetts 02181

    He is Vice President, Finance for the United States of Sun Life Assurance Company of Canada; Vice President and Actuary of Sun Life of Canada (U.S.); a Director of Massachusetts Casualty Insurance Company; and Vice President and a Director of Sun Canada Financial Co.

C. JAMES PRIEUR, 46, Vice President, Investments (1993)
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02181

    He is Vice President, Investments for the United States of Sun Life Assurance Company of Canada; Vice President, Investments of Sun Investment Services Company, Massachusetts Casualty Insurance Company and Sun Life of Canada (U.S.); and a Director of Sun Capital Advisers, Inc., New London Trust, F.S.B. and Sun Canada Financial Co.

------------------------

*Year Elected Director

MARGARET SEARS MEAD, 47, Assistant Vice President and Secretary (1996) One Sun Life Executive Park
Wellesley Hills, Massachusetts 02181

    She is Assistant Vice President and Counsel for the United States of Sun Life Assurance Company of Canada and Assistant Vice President and Secretary of Sun Life of Canada (U.S.).

L. BROCK THOMSON, 55, Vice President and Treasurer (1986)
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02181

    He is Vice President, Portfolio Management for the United States of Sun Life Assurance Company of Canada; Vice President and Treasurer of Sun Investment Service Company, Sun Capital Advisers, Inc., Sun Benefit Services Company, Inc. and Sun Life of Canada (U.S.); and Assistant Treasurer of Massachusetts Casualty Insurance Company.

MICHAEL A. COHEN, 57, Vice President and Regional Manager (1991)
80 Broad Street
New York, New York 10004

    He is Vice President and Regional Manager of the Company.

    The directors, officers and employees of the Company are covered under a commercial blanket bond and a liability policy. The directors, officers and employees of Massachusetts Financial Services Company and Clarendon Insurance Agency, Inc. are covered under a fidelity bond and errors and omissions policy.

    Directors of the Company who are also officers of Sun Life Assurance Company of Canada or its affiliates receive no compensation in addition to their compensation as officers of Sun Life Assurance Company of Canada or its affiliates. The other directors receive compensation in the amount of $5,000 per year, plus $800 for each meeting attended, plus expenses.

    No shares of the Company are owned by any executive officer or director. The Company is a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02181, which, in turn, is a wholly-owned subsidiary of Sun Life Assurance Company of Canada, 150 King Street West, Toronto, Ontario, Canada M5H 1J9.

                                STATE REGULATION

    The Company is subject to the laws of the State of New York governing life insurance companies and to regulation by the Superintendent of Insurance of New York. An annual statement is filed with the Superintendent of Insurance on or before March 1st in each year relating to the operations of the Company for the preceding year and its financial condition on December 31st of such year. Its books and records are subject to review or examination by the Superintendent or his agents at any time and a full examination of its operations is conducted at periodic intervals.

    The Superintendent of Insurance has broad administrative powers with respect to licensing to transact business, overseeing trade practices, licensing agents, approving policy forms, establishing reserve requirements, fixing maximum interest rates on life insurance policy loans and minimum rates for accumulation of surrender values, prescribing the form and content of required financial statements and regulating the type and amounts of investments permitted.

    In addition, affiliated groups of insurers, such as the Company, its parent and its affiliates, are regulated under insurance holding company legislation in New York and certain other states. Under such laws, inter-company transfers of assets and dividend payments from insurance subsidiaries may be subject to prior notice or approval, depending on the size of such transfers and payments in relation to the financial positions of the companies involved.

    Under insurance guaranty fund laws in New York, insurers doing business therein can be assessed (up to prescribed limits) for policyholder losses incurred by insolvent companies. The amount of any future assessments of the Company under these laws cannot be reasonably estimated. However, most of these laws do provide that an assessment may be excused or deferred if it would threaten an insurer's own financial strength and also may permit the deduction of all or a portion of any such assessment from any future premium or similar taxes payable.

    Although the federal government generally does not directly regulate the business of insurance, federal initiatives often have an impact on the business in a variety of ways. Current and proposed federal measures which may significantly affect the insurance business include employee benefit regulation, removal of barriers preventing banks from engaging in the insurance business, tax law changes affecting the taxation of insurance companies, the tax treatment of insurance products and its impact on the relative desirability of various personal investment vehicles, and proposed legislation to prohibit the use of gender in determining insurance and pension rates and benefits.

                               LEGAL PROCEEDINGS

    There are no pending legal proceedings affecting the Variable Account. The Company and Sun Life (U.S.) and its other subsidiaries are engaged in various kinds of routine litigation which, in their management's judgment, is not of material importance to their respective total assets or material with respect to the Variable Account.

                                 LEGAL MATTERS

    The organization of the Company, its authority to issue the Contracts and the validity of the form of the Contracts have been passed upon by David D. Horn, Esq., Senior Vice President of the Company. Covington & Burling, Washington, D. C., has advised the Company on certain legal matters concerning federal securities laws applicable to the issue and sale of the Contracts and federal income tax laws applicable to the Contracts.

                                  ACCOUNTANTS

    The financial statements of the Variable Account for the year ended December 31, 1996 and the financial statements of the Company for the years ended December 31, 1996, 1995 and 1994 included in this Prospectus have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

                            REGISTRATION STATEMENTS

    Registration statements have been filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 as amended, with respect to the Contracts offered by this Prospectus. This Prospectus does not contain all the information set forth in the registration statements and the exhibits filed as part of the registration statements, to all of which reference is hereby made for further information concerning the Variable Account, the Fixed Account, the Company, the Series Fund and the Contract. Statements found in this Prospectus as to the terms of the Contracts and other legal instruments are summaries, and reference is made to such instruments as filed.

                              FINANCIAL STATEMENTS

    The financial statements of the Company which are included in this Prospectus should be considered only as bearing on the ability of the Company to meet its obligations with respect to amounts allocated to the Fixed Account and with respect to the death benefit and the Company's assumption of the mortality and expense risks. They should not be considered as bearing on the investment performance of the Series Fund shares held in the Sub-Accounts of the Variable Account. The Variable Account value of the interests of Owners, Annuitants, Payees and Beneficiaries under the Contracts is affected primarily by the investment results of the Series Fund. The financial statements of the Variable Account reflect units outstanding and expenses incurred under other contracts participating in the Variable Account which impose certain contract charges that are different from those imposed under the Contracts.

                              -------------------

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

STATEMENT OF CONDITION-- December 31, 1996

ASSETS:
   Investments in MFS/Sun Life Series Trust:                                   Shares       Cost         Value
                                                                              ---------  -----------  -----------
    Capital Appreciation Series ("CAS").....................................    677,620  $21,139,073  $24,280,378
    Conservative Growth Series ("CGS")......................................    680,690   14,683,336   18,036,792
    Emerging Growth Series ("EGS")..........................................    238,536    3,577,567    3,537,598
    MFS/Foreign & Colonial International Growth Series ("FCG")..............     54,194      572,516      575,722
    Government Securities Series ("GSS")....................................    625,140    7,908,807    8,043,793
    High Yield Series ("HYS")...............................................    646,578    5,733,607    5,956,759
    Managed Sectors Series ("MSS")..........................................    238,438    5,745,868    6,258,922
    Money Market Series ("MMS").............................................  9,284,944    9,284,944    9,284,944
    Research Series ("RES").................................................    259,667    4,140,259    4,303,827
    Total Return Series ("TRS").............................................  1,363,836   23,138,854   26,512,871
    Utilities Series ("UTS")................................................    156,673    1,892,041    2,191,401
    World Asset Allocation Series ("WAA")...................................     30,331      405,413      417,927
    World Governments Series ("WGS")........................................    387,312    4,466,731    4,360,249
    World Growth Series ("WGO").............................................    457,126    5,709,395    5,958,066
    World Total Return Series ("WTR").......................................     19,457      248,186      258,112
                                                                                         -----------  -----------
                                                                                         $108,646,597 $119,977,361
                                                                                         -----------
                                                                                         -----------
LIABILITY:
    Payable to sponsor......................................................                               38,577
                                                                                                      -----------
        Net Assets..........................................................                          $119,938,784
                                                                                                      -----------
                                                                                                      -----------

NET ASSETS:
                                                             Applicable to Owners of
                                                            Deferred Variable Annuity
                                                                   Contracts:               Reserve for
                                                       -----------------------------------   Variable
                                                         Units    Unit Value      Value      Annuities      Total
                                                       ---------  -----------  -----------  -----------  -----------
Regatta-NY Contracts:
    CAS..............................................  1,160,312   $  16.8791  $19,621,285   $ 148,402   $19,769,687
    CGS..............................................    845,581      16.5965   14,065,848      69,311    14,135,159
    GSS..............................................    654,198      11.6198    7,624,785       9,009     7,633,794
    HYS..............................................    355,247      13.3941    4,791,954      --         4,791,954
    MSS..............................................    326,412      15.8731    5,212,835      --         5,212,835
    MMS..............................................    611,608      11.1042    6,809,834       2,251     6,812,085
    TRS..............................................  1,567,221      14.2737   22,396,243     623,737    23,019,980
    UTS..............................................    112,112      15.0048    1,682,534      --         1,682,534
    WGS..............................................    321,322      12.5096    4,046,854       5,903     4,052,757
    WGO..............................................    406,783      12.2345    4,977,292      --         4,977,292
                                                                               -----------  -----------  -----------
                                                                               $91,229,464   $ 858,613   $92,088,077
                                                                               -----------  -----------  -----------
Regatta Gold-NY Contracts:
    CAS..............................................    401,401   $  11.2208  $ 4,504,211   $  --       $ 4,504,211
    CGS..............................................    347,210      11.2287    3,898,581      --         3,898,581
    EGS..............................................    335,404      10.5475    3,537,598      --         3,537,598
    FCG..............................................     56,408      10.2062      575,722      --           575,722
    GSS..............................................     40,062      10.2283      409,804      --           409,804
    HYS..............................................    109,992      10.5902    1,164,805      --         1,164,805
    MSS..............................................     92,171      11.3497    1,046,086      --         1,046,086
    MMS..............................................    244,386      10.1193    2,472,810      --         2,472,810
    RES..............................................    386,810      11.1263    4,303,827      --         4,303,827
    TRS..............................................    321,897      10.7617    3,464,267      --         3,464,267
    UTS..............................................     45,474      11.1898      508,868      --           508,868
    WAA..............................................     39,223      10.6551      417,929      --           417,929
    WGS..............................................     30,008      10.2412      307,314      --           307,314
    WGO..............................................     94,134      10.4190      980,773      --           980,773
    WTR..............................................     24,306      10.6202      258,112      --           258,112
                                                                               -----------  -----------  -----------
                                                                               $27,850,707   $  --       $27,850,707
                                                                               -----------  -----------  -----------
        Net Assets...........................................................  $119,080,171  $ 858,613   $119,938,784
                                                                               -----------  -----------  -----------
                                                                               -----------  -----------  -----------

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

STATEMENT OF OPERATIONS-- Year Ended December 31, 1996

                                      CAS          CGS          EGS           FCG           GSS          HYS          MSS
                                  Sub-Account  Sub-Account  Sub-Account* Sub-Account*   Sub-Account  Sub-Account  Sub-Account
                                  -----------  -----------  -----------  -------------  -----------  -----------  -----------
INCOME AND EXPENSES:
  Dividend income and capital
   gain distributions
   received.....................   $1,509,942   $ 464,174    $  --         $  --         $ 465,691    $ 336,895    $ 561,229
  Mortality and expense risk
   charges......................     244,105      161,511        8,692         1,281        98,305       56,110       61,781
  Administrative charges........      29,293       19,381        1,043           154        11,797        6,733        7,414
                                  -----------  -----------  -----------  -------------  -----------  -----------  -----------
      Net investment income
       (loss)...................   $1,236,544   $ 283,282    $  (9,735)    $  (1,435)    $ 355,589    $ 274,052    $ 492,034
                                  -----------  -----------  -----------  -------------  -----------  -----------  -----------
REALIZED AND UNREALIZED GAINS:
  Realized gains on investment
   transactions:
    Proceeds from sales.........   $5,998,193   $2,311,917   $ 256,033     $  31,913     $2,789,736   $2,701,730   $1,412,327
    Cost of investments sold....   4,595,974    1,625,361      237,294        31,202     2,749,850    2,472,675    1,218,374
                                  -----------  -----------  -----------  -------------  -----------  -----------  -----------
      Net realized gains........   $1,402,219   $ 686,556    $  18,739     $     711     $  39,886    $ 229,055    $ 193,953
                                  -----------  -----------  -----------  -------------  -----------  -----------  -----------
  Net unrealized appreciation
   (depreciation) on
   investments:
    End of year.................   $3,141,305   $3,353,456   $ (39,969)    $   3,206     $ 134,986    $ 223,152    $ 513,054
    Beginning of year...........   2,185,946    1,495,863       --            --           455,475      236,587      441,178
                                  -----------  -----------  -----------  -------------  -----------  -----------  -----------
      Change in unrealized
       appreciation
       (depreciation)...........   $ 955,359    $1,857,593   $ (39,969)    $   3,206     $(320,489)   $ (13,435)   $  71,876
                                  -----------  -----------  -----------  -------------  -----------  -----------  -----------
        Realized and unrealized
         gains (losses).........   $2,357,578   $2,544,149   $ (21,230)    $   3,917     $(280,603)   $ 215,620    $ 265,829
                                  -----------  -----------  -----------  -------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS.........   $3,594,122   $2,827,431   $ (30,965)    $   2,482     $  74,986    $ 489,672    $ 757,863
                                  -----------  -----------  -----------  -------------  -----------  -----------  -----------
                                  -----------  -----------  -----------  -------------  -----------  -----------  -----------

                                     MMS
                                  Sub-Account
                                  ----------
INCOME AND EXPENSES:
  Dividend income and capital
   gain distributions
   received.....................  $  349,293
  Mortality and expense risk
   charges......................      91,005
  Administrative charges........      10,920
                                  ----------
      Net investment income
       (loss)...................  $  247,368
                                  ----------
REALIZED AND UNREALIZED GAINS:
  Realized gains on investment
   transactions:
    Proceeds from sales.........  $10,360,091
    Cost of investments sold....  10,360,091
                                  ----------
      Net realized gains........  $   --
                                  ----------
  Net unrealized appreciation
   (depreciation) on
   investments:
    End of year.................  $   --
    Beginning of year...........      --
                                  ----------
      Change in unrealized
       appreciation
       (depreciation)...........  $   --
                                  ----------
        Realized and unrealized
         gains (losses).........  $   --
                                  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS.........  $  247,368
                                  ----------
                                  ----------

                                       RES          TRS          UTS           WAA           WGS          WGO           WTR
                                   Sub-Account* Sub-Account  Sub-Account  Sub-Account**  Sub-Account  Sub-Account  Sub-Account***
                                   -----------  -----------  -----------  -------------  -----------  -----------  -------------
INCOME AND EXPENSES:
  Dividend income and capital
   gain distributions received...   $  --        $1,496,774   $  74,155     $  --         $ 492,561    $ 287,259    $   --
  Mortality and expense risk
   charges.......................      10,987      263,279       19,347           783        47,392       55,480            590
  Administrative charges.........       1,319       31,594        2,322            94         5,687        6,658             71
                                   -----------  -----------  -----------  -------------  -----------  -----------  -------------
      Net investment income
       (loss)....................   $ (12,306)   $1,201,901   $  52,486     $    (877)    $ 439,482    $ 225,121    $      (661)
                                   -----------  -----------  -----------  -------------  -----------  -----------  -------------
REALIZED AND UNREALIZED GAINS
 (LOSSES):
  Realized gains (losses) on
   investment transactions:
    Proceeds from sales..........   $ 221,366    $3,208,244   $ 329,633     $  31,505     $ 532,064    $ 582,547    $    13,171
    Cost of investments sold.....     208,167    2,817,895      264,844        31,075       575,163      496,018         12,837
                                   -----------  -----------  -----------  -------------  -----------  -----------  -------------
      Net realized gains
       (losses)..................   $  13,199    $ 390,349    $  64,789     $     430     $ (43,099)   $  86,529    $       334
                                   -----------  -----------  -----------  -------------  -----------  -----------  -------------
  Net unrealized appreciation
   (depreciation) on investments:
    End of year..................   $ 163,568    $3,374,017   $ 299,360     $  12,514     $(106,483)   $ 248,671    $     9,927
    Beginning of year............      --        2,289,049      120,703        --           153,332      158,881        --
                                   -----------  -----------  -----------  -------------  -----------  -----------  -------------
      Change in unrealized
       appreciation
       (depreciation)............   $ 163,568    $1,084,968   $ 178,657     $  12,514     $(259,815)   $  89,790    $     9,927
                                   -----------  -----------  -----------  -------------  -----------  -----------  -------------
        Realized and unrealized
         gains (losses)..........   $ 176,767    $1,475,317   $ 243,446     $  12,944     $(302,914)   $ 176,319    $    10,261
                                   -----------  -----------  -----------  -------------  -----------  -----------  -------------
INCREASE IN NET ASSETS FROM
 OPERATIONS......................   $ 164,461    $2,677,218   $ 295,932     $  12,067     $ 136,568    $ 401,440    $     9,600
                                   -----------  -----------  -----------  -------------  -----------  -----------  -------------
                                   -----------  -----------  -----------  -------------  -----------  -----------  -------------


                                     Total
                                   ----------
INCOME AND EXPENSES:
  Dividend income and capital
   gain distributions received...  $6,037,973
  Mortality and expense risk
   charges.......................   1,120,648
  Administrative charges.........     134,480
                                   ----------
      Net investment income
       (loss)....................  $4,782,845
                                   ----------
REALIZED AND UNREALIZED GAINS
 (LOSSES):
  Realized gains (losses) on
   investment transactions:
    Proceeds from sales..........  $30,780,470
    Cost of investments sold.....  27,696,820
                                   ----------
      Net realized gains
       (losses)..................  $3,083,650
                                   ----------
  Net unrealized appreciation
   (depreciation) on investments:
    End of year..................  $11,330,764
    Beginning of year............   7,537,014
                                   ----------
      Change in unrealized
       appreciation
       (depreciation)............  $3,793,750
                                   ----------
        Realized and unrealized
         gains (losses)..........  $6,877,400
                                   ----------
INCREASE IN NET ASSETS FROM
 OPERATIONS......................  $11,660,245
                                   ----------
                                   ----------

  * For the period August 13, 1996 (commencement of operations) to December 31, 1996.
 ** For the period August 29, 1996 (commencement of operations) to December 31, 1996.
*** For the period September 18, 1996 (commencement of operations) to December 31, 1996.

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

STATEMENTS OF CHANGES IN NET ASSETS

                                                            CAS                     CGS                  EGS
                                                        Sub-Account             Sub-Account          Sub-Account
                                                   ----------------------  ---------------------  -----------------
                                                                                                     Year Ended
                                                         Year Ended             Year Ended          December 31,
                                                        December 31,           December 31,             1996*
                                                   ----------------------  ---------------------  -----------------

                                                      1996        1995        1996       1995
                                                   ----------  ----------  ----------  ---------
OPERATIONS:
  Net investment income (expense)................  $1,236,544  $   76,548  $  283,282  $  33,776     $    (9,735)
  Net realized gains.............................   1,402,219      79,869     686,556     92,928          18,739
  Net unrealized gains (losses)..................     955,359   2,630,005   1,857,593  1,558,928         (39,969)
                                                   ----------  ----------  ----------  ---------  -----------------
      Increase (decrease) in net assets from
       operations................................  $3,594,122  $2,786,422  $2,827,431  $1,685,632    $   (30,965)
                                                   ----------  ----------  ----------  ---------  -----------------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received...................  $8,660,397  $5,366,882  $6,950,910  $3,495,520    $ 3,404,586
    Net transfers between Sub-Accounts and Fixed
     Account.....................................    (759,828)  1,418,442     873,302    649,433         178,813
    Withdrawals, surrenders, annuitizations and
     contract charges............................  (2,973,326)   (418,456) (1,720,406)  (200,218)        (14,836)
                                                   ----------  ----------  ----------  ---------  -----------------
      Net accumulation activity..................  $4,927,243  $6,366,868  $6,103,806  $3,944,735    $ 3,568,563
                                                   ----------  ----------  ----------  ---------  -----------------
  Annuitization Activity:
    Annuitizations...............................  $  136,803  $   14,987  $   68,590  $  --         $   --
    Annuity payments and contract charges........     (18,380)     (3,311)     (5,923)    --             --
    Adjustments to annuity reserve...............      (6,355)       (185)     (3,052)    --             --
                                                   ----------  ----------  ----------  ---------  -----------------
      Net annuitization activity.................  $  112,068  $   11,491  $   59,615  $  --         $   --
                                                   ----------  ----------  ----------  ---------  -----------------
  Increase in net assets from contract owner
   transactions..................................  $5,039,311  $6,378,359  $6,163,421  $3,944,735    $ 3,568,563
                                                   ----------  ----------  ----------  ---------  -----------------
    Increase in net assets.......................  $8,633,433  $9,164,781  $8,990,852  $5,630,367    $ 3,537,598
NET ASSETS:
  Beginning of year..............................  15,640,465   6,475,684   9,042,888  3,412,521         --
                                                   ----------  ----------  ----------  ---------  -----------------
  End of year....................................  $24,273,898 $15,640,465 $18,033,740 $9,042,888    $ 3,537,598
                                                   ----------  ----------  ----------  ---------  -----------------
                                                   ----------  ----------  ----------  ---------  -----------------

                                                          FCG
                                                      Sub-Account
                                                   -----------------
                                                      Year Ended
                                                     December 31,
                                                         1996*
                                                   -----------------

OPERATIONS:
  Net investment income (expense)................      $  (1,435)
  Net realized gains.............................            711
  Net unrealized gains (losses)..................          3,206
                                                        --------
      Increase (decrease) in net assets from
       operations................................      $   2,482
                                                        --------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received...................      $ 535,282
    Net transfers between Sub-Accounts and Fixed
     Account.....................................         49,397
    Withdrawals, surrenders, annuitizations and
     contract charges............................        (11,439)
                                                        --------
      Net accumulation activity..................      $ 573,240
                                                        --------
  Annuitization Activity:
    Annuitizations...............................      $  --
    Annuity payments and contract charges........         --
    Adjustments to annuity reserve...............         --
                                                        --------
      Net annuitization activity.................      $  --
                                                        --------
  Increase in net assets from contract owner
   transactions..................................      $ 573,240
                                                        --------
    Increase in net assets.......................      $ 575,722
NET ASSETS:
  Beginning of year..............................         --
                                                        --------
  End of year....................................      $ 575,722
                                                        --------
                                                        --------

  * For the period August 13, 1996 (commencement of operations) to December 31, 1996.

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

                                                        GSS                    HYS                    MSS              MMS
                                                    Sub-Account            Sub-Account            Sub-Account       Sub-Account
                                               ---------------------  ---------------------  ---------------------  ----------
                                                                                                                    Year Ended
                                                    Year Ended             Year Ended             Year Ended         December
                                                   December 31,           December 31,           December 31,          31,
                                               ---------------------  ---------------------  ---------------------  ----------

                                                 1996        1995       1996        1995        1996       1995        1996
                                               ---------  ----------  ---------  ----------  ----------  ---------  ----------
OPERATIONS:
  Net investment income......................  $ 355,589  $  242,483  $ 274,052  $  167,734  $  492,034  $  35,186  $  247,368
  Net realized gains (losses)................     39,886    (115,930)   229,055      76,785     193,953      9,478      --
  Net unrealized gains (losses)..............   (320,489)    736,390    (13,435)    233,953      71,876    557,033      --
                                               ---------  ----------  ---------  ----------  ----------  ---------  ----------
      Increase in net assets from
       operations............................  $  74,986  $  862,943  $ 489,672  $  478,472  $  757,863  $ 601,697  $  247,368
                                               ---------  ----------  ---------  ----------  ----------  ---------  ----------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received...............  $1,551,889 $1,638,343  $2,175,861 $1,270,014  $2,103,015  $1,349,023 $7,525,727
    Net transfers between Sub-Accounts and
     Fixed Account...........................    606,593  (2,027,001)   (46,281)    583,971     734,538    399,369  (3,679,992)
    Withdrawals, surrenders, annuitizations
     and contract charges....................   (655,818)   (154,062)  (738,718) (1,757,160) (1,157,372)  (103,799) (1,518,287)
                                               ---------  ----------  ---------  ----------  ----------  ---------  ----------
      Net accumulation activity..............  $1,502,664 $ (542,720) $1,390,862 $   96,825  $1,680,181  $1,644,593 $2,327,448
                                               ---------  ----------  ---------  ----------  ----------  ---------  ----------
  Annuitization Activity:
    Annuitizations...........................  $  --      $   11,807  $  --      $   --      $   --      $  --      $   --
    Annuity payments and contract charges....     (2,581)       (656)    --          --          --         --            (646)
    Adjustments to annuity reserve...........       (152)        (43)    --          --          --         --             (38)
                                               ---------  ----------  ---------  ----------  ----------  ---------  ----------
      Net annuitization activity.............  $  (2,733) $   11,108  $  --      $   --      $   --      $  --      $     (684)
                                               ---------  ----------  ---------  ----------  ----------  ---------  ----------
  Increase (decrease) in net assets from
   contract owner transactions...............  $1,499,931 $ (531,612) $1,390,862 $   96,825  $1,680,181  $1,644,593 $2,326,764
                                               ---------  ----------  ---------  ----------  ----------  ---------  ----------
    Increase in net assets...................  $1,574,917 $  331,331  $1,880,534 $  575,297  $2,438,044  $2,246,290 $2,574,132
NET ASSETS:
  Beginning of year..........................  6,468,681   6,137,350  4,076,225   3,500,928   3,820,877  1,574,587   6,710,763
                                               ---------  ----------  ---------  ----------  ----------  ---------  ----------
  End of year................................  $8,043,598 $6,468,681  $5,956,759 $4,076,225  $6,258,921  $3,820,877 $9,284,895
                                               ---------  ----------  ---------  ----------  ----------  ---------  ----------
                                               ---------  ----------  ---------  ----------  ----------  ---------  ----------



                                                  1995
                                               ----------
OPERATIONS:
  Net investment income......................  $  212,481
  Net realized gains (losses)................      --
  Net unrealized gains (losses)..............      --
                                               ----------
      Increase in net assets from
       operations............................  $  212,481
                                               ----------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received...............  $7,242,711
    Net transfers between Sub-Accounts and
     Fixed Account...........................  (4,861,678)
    Withdrawals, surrenders, annuitizations
     and contract charges....................    (120,225)
                                               ----------
      Net accumulation activity..............  $2,260,808
                                               ----------
  Annuitization Activity:
    Annuitizations...........................  $    2,948
    Annuity payments and contract charges....        (162)
    Adjustments to annuity reserve...........         (10)
                                               ----------
      Net annuitization activity.............  $    2,776
                                               ----------
  Increase (decrease) in net assets from
   contract owner transactions...............  $2,263,584
                                               ----------
    Increase in net assets...................  $2,476,065
NET ASSETS:
  Beginning of year..........................   4,234,698
                                               ----------
  End of year................................  $6,710,763
                                               ----------
                                               ----------

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

                                                          RES                  TRS                    UTS
                                                      Sub-Account          Sub-Account            Sub-Account
                                                   -----------------  ----------------------  --------------------
                                                      Year Ended
                                                     December 31,           Year Ended             Year Ended
                                                         1996*             December 31,           December 31,
                                                   -----------------  ----------------------  --------------------

                                                                         1996        1995       1996       1995
                                                                      ----------  ----------  ---------  ---------
OPERATIONS:
  Net investment income (expense)................     $   (12,306)    $1,201,901  $  307,436  $  52,486  $    (632)
  Net realized gains.............................          13,199        390,349      59,519     64,789     10,315
  Net unrealized gains...........................         163,568      1,084,968   2,777,204    178,657    120,719
                                                   -----------------  ----------  ----------  ---------  ---------
      Increase in net assets from operations.....     $   164,461     $2,677,218  $3,144,159  $ 295,932  $ 130,402
                                                   -----------------  ----------  ----------  ---------  ---------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received...................     $ 3,950,551     $7,465,981  $3,549,303  $ 766,463  $ 648,062
    Net transfers between Sub-Accounts and Fixed
     Account.....................................         210,522         67,782     647,551     12,346    398,554
    Withdrawals, surrenders, annuitizations and
     contract charges............................         (21,707)    (1,623,155)   (662,572)  (114,012)    (5,451)
                                                   -----------------  ----------  ----------  ---------  ---------
      Net accumulation activity..................     $ 4,139,366     $5,910,608  $3,534,282  $ 664,797  $1,041,165
                                                   -----------------  ----------  ----------  ---------  ---------
  Annuitization Activity:
    Annuitizations...............................     $   --          $   --      $   --      $  --      $  --
    Annuity payments and contract charges........         --             (59,327)    (53,574)    --         --
    Adjustments to annuity reserve...............         --             (11,982)      1,036     --         --
                                                   -----------------  ----------  ----------  ---------  ---------
      Net annuitization activity.................     $   --          $  (71,309) $  (52,538) $  --      $  --
                                                   -----------------  ----------  ----------  ---------  ---------
  Increase in net assets from contract owner
   transactions..................................     $ 4,139,366     $5,839,299  $3,481,744  $ 664,797  $1,041,165
                                                   -----------------  ----------  ----------  ---------  ---------
    Increase in net assets.......................     $ 4,303,827     $8,516,517  $6,625,903  $ 960,729  $1,171,567
NET ASSETS:
  Beginning of year..............................         --          17,967,730  11,341,827  1,230,673     59,106
                                                   -----------------  ----------  ----------  ---------  ---------
  End of year....................................     $ 4,303,827     $26,484,247 $17,967,730 $2,191,402 $1,230,673
                                                   -----------------  ----------  ----------  ---------  ---------
                                                   -----------------  ----------  ----------  ---------  ---------

                                                           WAA
                                                       Sub-Account
                                                   -------------------

                                                       Year Ended
                                                   December 31, 1996**
                                                   -------------------

OPERATIONS:
  Net investment income (expense)................       $    (877)
  Net realized gains.............................             430
  Net unrealized gains...........................          12,514
                                                         --------
      Increase in net assets from operations.....       $  12,067
                                                         --------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received...................       $ 401,856
    Net transfers between Sub-Accounts and Fixed
     Account.....................................           4,517
    Withdrawals, surrenders, annuitizations and
     contract charges............................            (511)
                                                         --------
      Net accumulation activity..................       $ 405,862
                                                         --------
  Annuitization Activity:
    Annuitizations...............................       $  --
    Annuity payments and contract charges........          --
    Adjustments to annuity reserve...............          --
                                                         --------
      Net annuitization activity.................       $  --
                                                         --------
  Increase in net assets from contract owner
   transactions..................................       $ 405,862
                                                         --------
    Increase in net assets.......................       $ 417,929
NET ASSETS:
  Beginning of year..............................          --
                                                         --------
  End of year....................................       $ 417,929
                                                         --------
                                                         --------

  * For the period August 13, 1996 (commencement of operations) to December 31, 1996.
 ** For the period August 29, 1996 (commencement of operations) to December 31, 1996.

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

                                                       WGS                   WGO                   WTR
                                                   Sub-Account           Sub-Account           Sub-Account         Total
                                               --------------------  --------------------  -------------------  -----------
                                                                                               Year Ended       Year Ended
                                                    Year Ended            Year Ended          December 31,       December
                                                   December 31,          December 31,            1996***            31,
                                               --------------------  --------------------  -------------------  -----------

                                                 1996       1995       1996       1995                             1996
                                               ---------  ---------  ---------  ---------                       -----------
OPERATIONS:
  Net investment income (expense)............  $ 439,482  $ 105,435  $ 225,121  $   5,851       $    (661)      $ 4,782,845
  Net realized gains (losses)................    (43,099)   (37,747)    86,529      4,653             334         3,083,650
  Net unrealized gains (losses)..............   (259,815)   309,414     89,790    167,910           9,927         3,793,750
                                               ---------  ---------  ---------  ---------        --------       -----------
      Increase in net assets from
       operations............................  $ 136,568  $ 377,102  $ 401,440  $ 178,414       $   9,600       $11,660,245
                                               ---------  ---------  ---------  ---------        --------       -----------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received...............  $ 706,389  $ 492,054  $2,327,475 $1,231,855      $ 244,238       $48,770,620
    Net transfers between Sub-Accounts and
     Fixed Account...........................    444,392    (30,310)   914,961  1,034,283           4,753          (384,185)
    Withdrawals, surrenders, annuitizations
     and contract charges....................   (218,490)  (109,230)  (442,142)   (24,904)           (479)      (11,210,698)
                                               ---------  ---------  ---------  ---------        --------       -----------
      Net accumulation activity..............  $ 932,291  $ 352,514  $2,800,294 $2,241,234      $ 248,512       $37,175,737
                                               ---------  ---------  ---------  ---------        --------       -----------
  Annuitization Activity:
    Annuitizations...........................  $  --      $  --      $  --      $  --           $  --           $   205,393
    Annuity payments and contract charges....     (2,242)    (2,227)    --         --              --               (89,099)
    Adjustments to annuity reserve...........       (105)      (119)    --         --              --               (21,684)
                                               ---------  ---------  ---------  ---------        --------       -----------
      Net annuitization activity.............  $  (2,347) $  (2,346) $  --      $  --           $  --           $    94,610
                                               ---------  ---------  ---------  ---------        --------       -----------
  Increase in net assets from contract owner
   transactions..............................  $ 929,944  $ 350,168  $2,800,294 $2,241,234      $ 248,512       $37,270,347
                                               ---------  ---------  ---------  ---------        --------       -----------
    Increase in net assets...................  $1,066,512 $ 727,270  $3,201,734 $2,419,648      $ 258,112       $48,930,592
NET ASSETS:
  Beginning of year..........................  3,293,559  2,566,289  2,756,331    336,683          --            71,008,192
                                               ---------  ---------  ---------  ---------        --------       -----------
  End of year................................  $4,360,071 $3,293,559 $5,958,065 $2,756,331      $ 258,112       $119,938,784
                                               ---------  ---------  ---------  ---------        --------       -----------
                                               ---------  ---------  ---------  ---------        --------       -----------



                                                  1995
                                               ----------
OPERATIONS:
  Net investment income (expense)............  $1,186,298
  Net realized gains (losses)................     179,870
  Net unrealized gains (losses)..............   9,091,556
                                               ----------
      Increase in net assets from
       operations............................  $10,457,724
                                               ----------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received...............  $26,283,767
    Net transfers between Sub-Accounts and
     Fixed Account...........................  (1,787,386)
    Withdrawals, surrenders, annuitizations
     and contract charges....................  (2,556,077)
                                               ----------
      Net accumulation activity..............  $20,940,304
                                               ----------
  Annuitization Activity:
    Annuitizations...........................  $   29,742
    Annuity payments and contract charges....     (59,930)
    Adjustments to annuity reserve...........         679
                                               ----------
      Net annuitization activity.............  $  (29,509)
                                               ----------
  Increase in net assets from contract owner
   transactions..............................  $20,910,795
                                               ----------
    Increase in net assets...................  $31,368,519
NET ASSETS:
  Beginning of year..........................  39,639,673
                                               ----------
  End of year................................  $71,008,192
                                               ----------
                                               ----------

*** For the period September 18, 1996 (commencement of operations) to December 31, 1996.

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS

(1) ORGANIZATION

Sun Life (N.Y.) Variable Account C (the "Variable Account"), a separate account of Sun Life Insurance and Annuity Company of New York, the Sponsor (a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.)), was established on October 18, 1985 as a funding vehicle for the variable portion of certain individual combination fixed/variable annuity contracts. Sale of the Regatta-NY and Regatta Gold-NY contracts commenced on April 1, 1993 and August 1, 1996, respectively. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account is invested in shares of a specific series of MFS/Sun Life Series Trust (the "Series Trust") as selected by contract owners. The Series Trust is an open-end management investment company registered under the Investment Company Act of 1940. Massachusetts Financial Services Company, a subsidiary of Sun Life Assurance Company of Canada (U.S.), is investment adviser to the Series Trust.

(2) SIGNIFICANT ACCOUNTING POLICIES
GENERAL

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS

Investments in shares of the Series Trust are recorded at their net asset value. Realized gains and losses on sales of shares of the Series Trust are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional Series Trust shares and are recognized on the ex-dividend date.

Exchanges between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds.

FEDERAL INCOME TAX STATUS

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately; the Variable Account is not taxed as a regulated investment company. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not subject to tax.

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

(3) CONTRACT CHARGES

A mortality and expense risk charge based on the value of the Variable Account is deducted from the Variable Account at the end of each valuation period for the mortality and expense risks assumed by the Sponsor. These deductions are transferred periodically to the Sponsor. Currently, the deduction is at an effective annual rate of 1.25%.

Each year on the contract anniversary, an account administration fee ("Account Fee") of $30 is deducted from each contract's accumulation account. After the annuity commencement date the Account Fee is deducted pro rata from each variable annuity payment made during the year. In addition, a deduction is made from the Variable Account at the end of each valuation period (during both the accumulation period and after annuity payments begin) at an effective annual rate of 0.15% of the daily net assets of the Variable Account. These charges are paid to the Sponsor to reimburse it for administrative expenses which exceed the revenues received from the Account Fee.

The Sponsor does not deduct a sales charge from the purchase payments. However, a withdrawal charge (contingent deferred sales charge) of up to 6% of certain amounts withdrawn, when applicable, will be deducted to cover certain expenses relating to the sale of the contracts. In no event shall the aggregate withdrawal charges assessed exceed 9% of the purchase payment made under a Regatta-NY contract or 6% of the aggregate purchase payments made under a Regatta Gold-NY contract.

(4) ANNUITY RESERVES
    Annuity reserves are calculated using the 1983 Individual Annuitant Mortality Table and an assumed interest rate of 4% for Regatta-NY contracts and 3% for Regatta Gold-NY contracts. Required adjustments to the reserves are accomplished by transfers to or from the Sponsor.

(5) UNIT ACTIVITY FROM CONTRACT OWNER TRANSACTIONS

                                                 CAS                         CGS                         GSS
                                             Sub-Account                 Sub-Account                 Sub-Account
                                      -------------------------   -------------------------   -------------------------
                                             Year Ended                  Year Ended                  Year Ended
                                            December 31,                December 31,                December 31,
                                      -------------------------   -------------------------   -------------------------

 REGATTA-NY CONTRACTS                    1996          1995          1996          1995          1996          1995
                                      -----------   -----------   -----------   -----------   -----------   -----------
 Units outstanding beginning of
  year..............................    1,106,267       606,673       671,847       342,664       554,873       612,070
   Units purchased..................      286,629       415,058       240,454       293,750        98,739       149,800
   Units transferred between
    Sub-Accounts and Fixed
    Account.........................      (41,266)      118,528        48,286        53,992        62,138      (191,789)
   Units withdrawn, surrendered and
    annuitized......................     (191,318)      (33,992)     (115,006)      (18,559)      (61,552)      (15,208)
                                      -----------   -----------   -----------   -----------   -----------   -----------
 Units outstanding end of year......    1,160,312     1,106,267       845,581       671,847       654,198       554,873
                                      -----------   -----------   -----------   -----------   -----------   -----------
                                      -----------   -----------   -----------   -----------   -----------   -----------

                                                 HYS                         MSS
                                             Sub-Account                 Sub-Account
                                      -------------------------   -------------------------
                                             Year Ended                  Year Ended
                                            December 31,                December 31,
                                      -------------------------   -------------------------
 REGATTA-NY CONTRACTS                    1996          1995          1996          1995
                                      -----------   -----------   -----------   -----------
 Units outstanding beginning of
  year..............................      334,034       331,677       277,142       148,048
   Units purchased..................       86,443       108,668        80,334       105,019
   Units transferred between
    Sub-Accounts and Fixed
    Account.........................       (7,902)       50,762        47,725        32,193
   Units withdrawn, surrendered and
    annuitized......................      (57,328)     (157,073)      (78,789)       (8,118)
                                      -----------   -----------   -----------   -----------
 Units outstanding end of year......      355,247       334,034       326,412       277,142
                                      -----------   -----------   -----------   -----------
                                      -----------   -----------   -----------   -----------

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

REGATTA-NY CONTRACTS continued

                                                 MMS                         TRS                         UTS
                                             Sub-Account                 Sub-Account                 Sub-Account
                                      -------------------------   -------------------------   -------------------------
                                             Year Ended                  Year Ended                  Year Ended
                                            December 31,                December 31,                December 31,
                                      -------------------------   -------------------------   -------------------------
                                         1996          1995          1996          1995          1996          1995
                                      -----------   -----------   -----------   -----------   -----------   -----------
 Units outstanding beginning of
  year..............................      623,252       408,469     1,365,756     1,063,839        97,337         6,103
   Units purchased..................      364,043       687,664       324,430       305,777        25,150        57,226
   Units transferred between
    Sub-Accounts and Fixed
    Account.........................     (237,318)     (460,986)       (4,270)       54,692        (2,207)       34,485
   Units withdrawn, surrendered and
    annuitized......................     (138,369)      (11,895)     (118,695)      (58,552)       (8,168)         (477)
                                      -----------   -----------   -----------   -----------   -----------   -----------
 Units outstanding end of year......      611,608       623,252     1,567,221     1,365,756       112,112        97,337
                                      -----------   -----------   -----------   -----------   -----------   -----------
                                      -----------   -----------   -----------   -----------   -----------   -----------

                                                 WGS                         WGO
                                             Sub-Account                 Sub-Account
                                      -------------------------   -------------------------

                                             Year Ended                  Year Ended
                                            December 31,                December 31,
                                      -------------------------   -------------------------
                                         1996          1995          1996          1995
                                      -----------   -----------   -----------   -----------
 Units outstanding beginning of
  year..............................      268,890       238,927       251,193        35,096
   Units purchased..................       38,923        41,956       126,008       118,652
   Units transferred between
    Sub-Accounts and Fixed
    Account.........................       31,381        (2,027)       66,300       100,386
   Units withdrawn, surrendered and
    annuitized......................      (17,872)       (9,966)      (36,718)       (2,941)
                                      -----------   -----------   -----------   -----------
 Units outstanding end of year......      321,322       268,890       406,783       251,193
                                      -----------   -----------   -----------   -----------
                                      -----------   -----------   -----------   -----------

                                          CAS           CGS           EGS           FCG           GSS
                                      Sub-Account*  Sub-Account*  Sub-Account*  Sub-Account*  Sub-Account**
                                      -----------   -----------   -----------   -----------   -----------
 REGATTA GOLD-NY CONTRACTS                               Year Ended December 31, 1996
                                      -------------------------------------------------------------------
 Units outstanding beginning of
  period............................      --            --            --            --            --
   Units purchased..................     407,434       330,331       320,269        52,685        47,450
   Units transferred between
    Sub-Accounts and Fixed
    Account.........................      (5,259)       17,455        16,544         4,856        (7,335)
   Units withdrawn, surrendered and
    annuitized......................        (774)         (576)       (1,409)       (1,133)          (53)
                                      -----------   -----------   -----------   -----------   -----------
 Units outstanding end of period....     401,401       347,210       335,404        56,408        40,062
                                      -----------   -----------   -----------   -----------   -----------
                                      -----------   -----------   -----------   -----------   -----------

                                          HYS           MSS           MMS           RES           TRS
                                      Sub-Account*  Sub-Account*  Sub-Account** Sub-Account*  Sub-Account*
                                      -----------   -----------   -----------   -----------   -----------
                                                         Year Ended December 31, 1996
                                      -------------------------------------------------------------------
 Units outstanding beginning of
  period............................      --            --            --            --            --
   Units purchased..................     105,694        89,182       356,116       369,786       309,797
   Units transferred between
    Sub-Accounts and Fixed
    Account.........................       4,469         3,307          (722)       19,046        12,703
   Units withdrawn, surrendered and
    annuitized......................        (171)         (318)     (111,008)       (2,022)         (603)
                                      -----------   -----------   -----------   -----------   -----------
 Units outstanding end of period....     109,992        92,171       244,386       386,810       321,897
                                      -----------   -----------   -----------   -----------   -----------
                                      -----------   -----------   -----------   -----------   -----------


                                          UTS           WAA           WGS           WGO           WTR
                                      Sub-Account** Sub-Account** Sub-Account** Sub-Account** Sub-Account***
                                      -----------   -----------   -----------   -----------   -----------
                                                         Year Ended December 31, 1996
                                      -------------------------------------------------------------------
 Units outstanding beginning of
  period............................      --            --            --            --            --
   Units purchased..................      42,136        38,842        23,592        81,554        23,899
   Units transferred between
    Sub-Accounts and Fixed
    Account.........................       3,338           430         6,423        12,751           453
   Units withdrawn, surrendered and
    annuitized......................      --               (49)           (7)         (171)          (46)
                                      -----------   -----------   -----------   -----------   -----------
 Units outstanding end of period....      45,474        39,223        30,008        94,134        24,306
                                      -----------   -----------   -----------   -----------   -----------
                                      -----------   -----------   -----------   -----------   -----------

  * For the period August 13, 1996 (commencement of operations) to December 31, 1996.
 ** For the period August 29, 1996 (commencement of operations) to December 31, 1996.
*** For the period September 18, 1996 (commencement of operations) to December 31, 1996.

INDEPENDENT AUDITORS' REPORT

To the Contract Owners participating in Sun Life (N.Y.) Variable Account C and the Board of Directors of Sun Life Insurance and Annuity Company of New
York:

We have audited the accompanying statement of condition of Sun Life (N.Y.) Variable Account C (the "Variable Account") as of December 31, 1996, the related statement of operations for the year then ended and the statements of changes in net assets for the years ended December 31, 1996 and 1995. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held at December 31, 1996 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Variable Account as of December 31, 1996, the results of its operations and the changes in its net assets for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 7, 1997

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(Wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.)) STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND CAPITAL STOCK AND SURPLUS

                                                 DECEMBER 31,
                                          --------------------------
                                              1996          1995
                                          ------------  ------------
ADMITTED ASSETS
    Bonds                                 $ 81,649,792  $132,026,064
    Mortgage loans                          40,431,773    51,843,936
    Real estate, net of encumbrances         1,377,041             0
    Policy loans                               651,332       476,194
    Cash                                       107,821     1,267,905
    Investment income due and accrued        1,737,199     3,255,286
    Due from (to) separate accounts          1,689,278    (1,036,679)
    Other assets                               505,452       443,663
                                          ------------  ------------
    General account assets                 128,149,688   188,276,369
    Unitized separate account assets       297,690,137   250,782,417
    Non-unitized separate account assets    92,192,714    81,110,554
                                          ------------  ------------
    Total assets                          $518,032,539  $520,169,340
                                          ------------  ------------
                                          ------------  ------------
LIABILITIES
    Policy reserves                       $ 25,264,586  $ 23,548,885
    Annuity and other deposits              61,747,147   129,743,536
    Accrued expenses and taxes                 532,957       376,573
    Other liabilities                          941,534       906,238
    Due to (from) parent and
     affiliates--net                         2,014,355    (1,292,878)
    Interest maintenance reserve             1,173,961     1,648,375
    Asset valuation reserve                  1,845,237     1,545,857
                                          ------------  ------------
    General account liabilities             93,519,777   156,476,586
    Unitized separate account
     liabilities                           297,517,405   250,617,786
    Non-unitized separate account
     liabilities                            92,192,714    81,110,554
                                          ------------  ------------
    Total liabilities                      483,229,896   488,204,926
                                          ------------  ------------
CAPITAL STOCK AND SURPLUS
    Capital stock--Par value $1,000:
        Authorized, issued and
         outstanding;
         2,000 shares                        2,000,000     2,000,000
    Surplus                                 32,802,643    29,964,414
                                          ------------  ------------
    Total capital stock and surplus         34,802,643    31,964,414
                                          ------------  ------------
    Total liabilities, capital stock and
     surplus                              $518,032,539  $520,169,340
                                          ------------  ------------
                                          ------------  ------------

                  SEE NOTES TO STATUTORY FINANCIAL STATEMENTS.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(Wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.)) STATUTORY STATEMENTS OF OPERATIONS

                                                  YEARS ENDED DECEMBER 31,
                                          ----------------------------------------
                                              1996          1995          1994
                                          ------------  ------------  ------------
INCOME
    Premiums and annuity considerations   $ 11,581,817  $ 11,731,623  $  8,798,684
    Deposit-type funds                      72,121,136    73,714,439    67,198,340
    Net investment income                   12,313,903    18,450,106    21,947,153
    Amortization of interest maintenance
     reserve                                   704,763       753,351       750,567
    Net gain from operations from
     separate accounts                           8,101             0             0
                                          ------------  ------------  ------------
                                            96,729,720   104,649,519    98,694,744
                                          ------------  ------------  ------------
BENEFITS AND EXPENSES
    Death benefits                           2,964,690     2,589,934     2,269,435
    Annuity benefits                         7,175,995     6,606,801     6,567,874
    Disability benefits and benefits
     under accident and health policies        464,615       233,549       162,660
    Surrender benefits and other fund
     withdrawals                           118,432,072   118,975,912    73,728,402
    Increase (decrease) in aggregate
     reserves for life and accident
     health policies and contracts           1,550,701     3,022,081    (1,000,757)
    Decrease in liability for premium
     and other deposit funds               (67,996,389)  (71,733,008)  (34,019,334)
                                          ------------  ------------  ------------
                                            62,591,684    59,695,269    47,708,280
    Commissions on premiums and annuity
     considerations                          3,047,358     3,212,849     2,921,526
    General insurance expenses               6,093,131     5,716,492     5,391,935
    Insurance taxes, licenses and fees         729,244       579,585       466,088
    Net transfers to separate accounts      19,487,747    32,047,554    36,365,814
                                          ------------  ------------  ------------
                                            91,949,164   101,251,749    92,853,643
                                          ------------  ------------  ------------
    Net gain from operations before
     federal income taxes                    4,780,556     3,397,770     5,841,101
    Federal income taxes incurred
     (excluding tax on capital gains)        1,938,734     2,446,706     1,017,155
                                          ------------  ------------  ------------
    Net gain from operations after
     federal income taxes and before
     realized capital losses                 2,841,822       951,064     4,823,946
    Net realized capital losses less
     capital gains tax                        (439,101)      (21,536)     (469,115)
                                          ------------  ------------  ------------
NET INCOME                                $  2,402,721  $    929,528  $  4,354,831
                                          ------------  ------------  ------------
                                          ------------  ------------  ------------

                  SEE NOTES TO STATUTORY FINANCIAL STATEMENTS.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(Wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.)) STATUTORY STATEMENTS OF CHANGES IN CAPITAL STOCK AND SURPLUS

                                                YEARS ENDED DECEMBER 31,
                                          -------------------------------------
                                             1996         1995         1994
                                          -----------  -----------  -----------
CAPITAL STOCK                             $ 2,000,000  $ 2,000,000  $ 2,000,000
                                          -----------  -----------  -----------
PAID-IN SURPLUS
    Balance, beginning of year             28,750,000   28,750,000   28,750,000
    Transfer from special contingency
     reserve                                  750,000            0            0
                                          -----------  -----------  -----------
    Balance, end of year                   29,500,000   28,750,000   28,750,000
                                          -----------  -----------  -----------
SPECIAL CONTINGENCY RESERVE
    Balance, beginning of year                750,000      750,000      750,000
    Transfer to paid-in surplus              (750,000)           0            0
                                          -----------  -----------  -----------
    Balance, end of year                            0      750,000      750,000
                                          -----------  -----------  -----------
UNASSIGNED SURPLUS
    Balance, beginning of year                464,414      (90,931)  (4,295,377)
    Net income                              2,402,721      929,528    4,354,831
    Unrealized gains (losses)                 702,000     (672,000)           0
    Change in non-admitted assets              32,888       71,263     (139,468)
    Earnings on and transfers of
     separate account surplus                       0        8,490     (150,603)
    Change in asset valuation reserve        (299,380)     218,064      139,686
                                          -----------  -----------  -----------
    Balance, end of year                    3,302,643      464,414      (90,931)
                                          -----------  -----------  -----------
TOTAL SURPLUS                              32,802,643   29,964,414   29,409,069
                                          -----------  -----------  -----------
TOTAL CAPITAL STOCK AND SURPLUS           $34,802,643  $31,964,414  $31,409,069
                                          -----------  -----------  -----------
                                          -----------  -----------  -----------

                  SEE NOTES TO STATUTORY FINANCIAL STATEMENTS.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(Wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.)) STATUTORY STATEMENTS OF CASH FLOW

                                                  YEARS ENDED DECEMBER 31,
                                          ----------------------------------------
                                              1996          1995          1994
                                          ------------  ------------  ------------
CASH PROVIDED
    Premiums, annuity considerations and
     deposit funds received               $ 83,598,181  $ 85,243,958  $ 76,078,969
    Net investment income received          14,106,521    19,808,090    22,786,790
                                          ------------  ------------  ------------
      Total receipts                        97,704,702   105,052,048    98,865,759
                                          ------------  ------------  ------------
    Benefits paid                          128,975,968   128,129,129    82,549,621
    Insurance expenses and taxes paid        9,712,774     9,655,310     8,541,614
    Net cash transfers to separate
     accounts                               22,213,704    29,702,679    36,637,408
    Federal income tax payments
     (excluding tax on capital gains)        2,909,899     2,125,541       242,155
                                          ------------  ------------  ------------
      Total payments                       163,812,345   169,612,659   127,970,798
                                          ------------  ------------  ------------
    Net cash from operations               (66,107,643)  (64,560,611)  (29,105,039)
                                          ------------  ------------  ------------
    Proceeds from long-term investments
     sold, matured or repaid (after
     deducting taxes on capital gains of
     $(112,405) for 1996, $324,248 for
     1995 and $75,024 for 1994)             86,583,714   123,662,512    98,478,190
    Other cash provided                      4,654,856       444,240     2,649,519
                                          ------------  ------------  ------------
      Total cash provided                   91,238,570   124,106,752   101,127,709
                                          ------------  ------------  ------------
CASH APPLIED
    Cost of long-term investments
     acquired                               28,654,582    51,631,901    68,372,127
    Other cash applied                         166,107     2,401,799     2,267,072
                                          ------------  ------------  ------------
      Total cash applied                    28,820,689    54,033,700    70,639,199
                                          ------------  ------------  ------------
      Net change in cash and short-term
       investments                          (3,689,762)    5,512,441     1,383,471
CASH AND SHORT-TERM INVESTMENTS:
BEGINNING OF YEAR                            8,304,756     2,792,315     1,408,844
                                          ------------  ------------  ------------
END OF YEAR                               $  4,614,994  $  8,304,756  $  2,792,315
                                          ------------  ------------  ------------
                                          ------------  ------------  ------------

                  SEE NOTES TO STATUTORY FINANCIAL STATEMENTS.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(Wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.)) NOTES TO STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

1.  DESCRIPTION OF THE BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

GENERAL--

Sun Life Insurance and Annuity Company of New York (the Registrant) is incorporated as a life insurance company and is currently engaged in the sale of individual fixed and variable annuities and group life and long- term disability insurance. The parent company, Sun Life Assurance Company of Canada (U.S.) (Sun Life of Canada (U.S.)), is a wholly-owned subsidiary of Sun Life Assurance Company of Canada (Sun Life (Canada)), a mutual life insurance company.

The Registrant, which is domiciled in the State of New York, prepares its financial statements in accordance with statutory accounting practices prescribed or permitted by the State of New York Insurance Department. Prescribed accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as New York State laws, regulations and general administrative rules. Permitted accounting practices encompass all accounting practices not so prescribed. The permitted accounting practices adopted by the Registrant are not material to the financial statements. Prior to 1996, statutory accounting practices were recognized by the insurance industry and the accounting profession as generally accepted accounting principles (GAAP) for mutual life insurance companies and stock life insurance companies wholly owned by mutual life insurance companies. In April, 1993, the Financial Accounting Standards Board (FASB) issued an interpretation (the Interpretation), that became effective in 1996, that has changed the previous practice of mutual life insurance companies (and stock life insurance companies that are wholly owned subsidiaries of mutual life insurance companies) with respect to utilizing statutory basis financial statements for general purposes, in that it will no longer allow such financial statements to be described as having been prepared in conformity with GAAP. Consequently, these financial statements prepared in conformity with statutory accounting practices as described above, vary from and are not intended to present the Registrant's financial position and results of operations and capital in conformity with GAAP. (See Note 17 for further discussion relative to the Registrant's basis of financial statement presentation.) The effects on the financial statements of the variances between the statutory basis of accounting and GAAP, although not reasonably determinable, are presumed to be material.

INVESTED ASSETS--

Bonds are carried at cost adjusted for amortization of premium or accrual of discount. Mortgage loans acquired at a premium or discount are carried at amortized values and other mortgage loans at the amounts of the unpaid balances. Real estate investments are carried at the lower of cost, adjusted for accumulated depreciation, or appraised value less encumbrances. Short-term investments are carried at amortized cost which approximates fair value. Depreciation of buildings and improvements is calculated using the straight-line method over the estimated useful life of the property, generally three to sixteen years.

POLICY AND CONTRACT RESERVES--

The reserves for group life insurance, group long-term disability insurance and annuity contracts, developed by accepted actuarial methods, have been established and maintained on the basis of published mortality and morbidity tables using assumed interest rates and valuation methods that will provide reserves at least as great as those required by law and contract provisions.

INCOME AND EXPENSES--

For group life, group long-term disability and annuity contracts, premiums are recognized as revenues over the premium paying period, whereas commissions and other costs applicable to the acquisition of new business are charged to operations as incurred.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(Wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.)) NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

1. DESCRIPTION OF THE BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):
SEPARATE ACCOUNTS--

The Registrant has established unitized separate accounts applicable to individual qualified and non-qualified variable annuity contracts.

Assets and liabilities of the separate accounts, representing net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contract holders, are shown as separate captions in the financial statements. Assets held in the separate accounts are carried at market values.

The Registrant has also established a non-unitized separate account for amounts allocated to the fixed portion of a certain combination fixed/variable deferred annuity contracts. The assets of this account are available to fund general account liabilities and general account assets are available to fund liabilities of this account.

Gains (losses) from mortality experience and investment experience, not applicable to contract owners, are transferred to (from) the general account. Accumulated gains (losses) that have not been transferred are recorded as payable (receivable) to (from) the general account. Amounts payable to the general account of the Registrant amounted to $1,689,000 in 1996. The amount receivable from the general account of the Registrant was $1,037,000 in 1995.

CHANGES IN ACCOUNTING PRINCIPLES AND REPORTING--

During 1996 the Registrant changed its method of accounting and reporting for deposits to and withdrawals from its unitized separate accounts. Previously, deposits were recorded as direct increases in liabilities of the separate accounts and withdrawals and benefits were recorded as direct decreases in that liability. Effective for 1996 the Registrant recorded deposits as revenue in the general account, withdrawals and benefits as expenses in the general account and the transfer of those funds between the general account and the separate account are reflected as an expense (income) item. Amounts presented for the years ended December 31, 1995 and 1994 have been restated to conform to this presentation. The effect of this change was to increase revenue and expenses by $54 million in 1996, $29 million in 1995 and $40 million in 1994, with no impact on net income of the general account. This new method of reporting is consistent with the accounting treatment for deposits and withdrawals and benefits of the non-unitized separate account of the Registrant and is consistent with prescribed statutory accounting practices.

The Registrant has also revised the format of its statutory statements of operations, changes in capital stock and surplus and cash flow in order to to match more exactly the presentation used in the preparation of its Annual Statement. As a result, reclassifications have been made in the amounts as reported in the 1995 and 1994 audited financial statements to conform to the presentation used for the 1996 amounts. For 1995 and 1994, surplus as reported in these financial statements differs from the amounts reported in the statutory Annual Statement by an immaterial amount because prepaid items were reported as non-admitted.

OTHER--

Preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(Wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.)) NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

2.  BONDS:
The amortized cost and estimated fair value of investments in debt securities as of December 31, 1996 and 1995 are as follows:

                                                      DECEMBER 31, 1996
                                          ------------------------------------------
                                                      GROSS       GROSS     ESTIMATED
                                          AMORTIZED UNREALIZED   UNREALIZED   FAIR
                                            COST      GAINS       LOSSES     VALUE
                                          --------  ----------   --------   --------
                                                          (IN 000'S)
Long-term bonds:
    United States government and
     government agencies and authorities  $ 9,075     $  179         $ 0    $ 9,254
    Foreign governments                       530         14           0        544
    Public utilities                       19,997        434           8     20,423
    Transportation                            468         34           0        502
    Finance                                 9,643        182           0      9,825
    All other corporate bonds              37,430      1,149          33     38,546
                                          --------  ----------       ---    --------
        Total long-term bonds              77,143      1,992          41     79,094
Short-term bonds:
    U.S. Treasury Bills, bankers
     acceptances and commercial paper       4,507          0           0      4,507
                                          --------  ----------       ---    --------
                                          $81,650     $1,992         $41    $83,601
                                          --------  ----------       ---    --------
                                          --------  ----------       ---    --------

                                                        DECEMBER 31,1995
                                          --------------------------------------------
                                                      GROSS        GROSS      ESTIMATED
                                          AMORTIZED UNREALIZED   UNREALIZED     FAIR
                                            COST      GAINS        LOSSES      VALUE
                                          --------  ----------   ----------   --------
                                                           (IN 000'S)
Long-term bonds:
    United States government and
     government agencies and authorities  $11,243     $  327       $   10     $11,560
    Foreign governments                     1,824        157            0       1,981
    Public utilities                       39,018      1,249           20      40,247
    Transportation                          3,908         45            0       3,953
    Finance                                14,047        385            6      14,426
    All other corporate bonds              54,949      2,700            0      57,649
                                          --------  ----------        ---     --------
        Total long-term bonds             124,989      4,863           36     129,816
Short-term bonds:
    U.S. Treasury Bills, bankers
     acceptances and commercial paper       7,037          0            0       7,037
                                          --------  ----------        ---     --------
                                          $132,026    $4,863       $   36     $136,853
                                          --------  ----------        ---     --------
                                          --------  ----------        ---     --------

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(Wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.)) NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

2.  BONDS (CONTINUED):
The amortized cost and estimated fair value of bonds at December 31, 1996 and 1995 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call and/or prepayment penalties.

                                             DECEMBER 31, 1996
                                          -----------------------
                                          AMORTIZED   ESTIMATED
                                            COST      FAIR VALUE
                                          ---------  ------------
                                                (IN 000'S)
Maturities are:
    Due in one year or less                $ 22,247    $   22,452
    Due after one year through five
     years                                   48,956        50,205
    Due after five years through ten
     years                                    3,279         3,415
    Due after ten years                       3,400         3,598
                                          ---------  ------------
        Subtotal                             77,882        79,670
    Mortgage-backed securities                3,768         3,931
                                          ---------  ------------
                                           $ 81,650    $   83,601
                                          ---------  ------------
                                          ---------  ------------


                                             DECEMBER 31, 1995
                                          -----------------------
                                          AMORTIZED   ESTIMATED
                                            COST      FAIR VALUE
                                          ---------  ------------
                                                  (000'S)
Maturities are:
    Due in one year or less                $ 33,138    $   33,410
    Due after one year through five
     years                                   70,212        72,833
    Due after five years through ten
     years                                   16,167        17,283
    Due after ten years                       6,765         7,289
                                          ---------  ------------
        Subtotal                            126,282       130,815
    Mortgage-backed securities                5,744         6,038
                                          ---------  ------------
                                           $132,026    $  136,853
                                          ---------  ------------
                                          ---------  ------------

Proceeds from sales and maturities of investments in debt securities during 1996, 1995 and 1994 were $76,431,000, $111,448,000 and $85,719,000, respectively. Gross gains of $537,000, $1,295,000 and $1,400,000 and gross losses of $183,000, $335,000 and $464,000 were realized on such sales during 1996, 1995 and 1994, respectively.

A bond, included above, with an amortized cost of approximately $412,000 and $399,000 at December 31, 1996 and 1995, respectively, was on deposit with the Superintendent of Insurance of the State of New York as required by law.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(Wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.)) NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

3.  MORTGAGE LOANS:
The Registrant invests in commercial first mortgage loans throughout the United States. The Registrant monitors the condition of the mortgage loans in its portfolio. In those cases where mortgages have been restructured, appropriate provisions have been made. In those cases where, in management's judgement, the mortgage loans' values are impaired, appropriate losses are recorded.

The following table shows the geographic distribution of the mortgage portfolio.

                                            DECEMBER 31,
                                          ----------------
                                           1996     1995
                                          -------  -------
                                             (IN 000'S)

New York                                  $10,717  $14,264
California                                  4,884    5,076
Massachusetts                               6,542    6,720
Ohio                                        3,445    4,748
Florida                                     3,795    4,020
All other                                  11,049   17,016
                                          -------  -------
                                          $40,432  $51,844
                                          -------  -------
                                          -------  -------

As of December 31, 1996, the Registrant has restructured mortgage loans totalling $3,545,000 against which there are provisions of $497,000.

4.  INVESTMENT GAINS (LOSSES):

                                              YEARS ENDED
                                             DECEMBER 31,
                                          -------------------
                                          1996   1995   1994
                                          -----  -----  -----
                                              (IN 000'S)
Realized losses:
Mortgage loans                            $(676) $  (1) $(722)
Real estate                                   0    (32)     0
                                          -----  -----  -----
                                          $(676) $ (33) $(722)
                                          -----  -----  -----
                                          -----  -----  -----
Changes in unrealized gains (losses):
Mortgage loans                            $ 702  $(672) $   0
                                          -----  -----  -----
                                          -----  -----  -----

Realized capital gains and losses on bonds and mortgages which relate to changes in levels of interest rate risk are charged or credited to an interest maintenance reserve (IMR) and amortized into income over the remaining contractual life of the security sold. The gross realized capital gains credited to the interest maintenance reserve were $354,000, $960,000 and $936,000 in 1996, 1995 and 1994, respectively. All gains are transferred net of applicable income taxes.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(Wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.)) NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

5.  INVESTMENT INCOME:
Net investment income consisted of:

                                          YEARS ENDED DECEMBER 31,
                                          -------------------------
                                           1996     1995     1994
                                          -------  -------  -------
                                                 (IN 000'S)
Interest income from bonds                $ 8,576  $13,020  $15,562
Interest income from mortgage loans         4,252    5,882    6,875
Real estate investment income (loss)          376      (52)     (85)
Other investment income (loss)                (93)     170      117
                                          -------  -------  -------
    Gross investment income                13,111   19,020   22,469
Investment expenses                           797      570      522
                                          -------  -------  -------
                                          $12,314  $18,450  $21,947
                                          -------  -------  -------
                                          -------  -------  -------

6.  REINSURANCE:
The Registrant has agreements with Sun Life (Canada) which provide that Sun Life (Canada) will reinsure the mortality and morbidity risks of the group life insurance contracts and group long-term disability contracts issued by the Registrant. Under these agreements, basic death benefits and long-term disability benefits are reinsured on a yearly renewable term basis. The agreements provide that Sun Life (Canada) will reinsure the mortality risks in excess of $50,000 per policy for group life insurance contracts and $3,000 per policy per month for the group long-term disability contracts ceded by the Registrant. Reinsurance transactions under these agreements had the effect of decreasing income from operations by $500,000 for the year ended December 31, 1996 and increasing income from operations by $652,000 and $222,000 for the years ended December 31, 1995 and 1994, respectively.

The group life and long-term disability reinsurance agreements require that the reinsurer provide funds in amounts equal to the reserves ceded.

The following are summarized proforma results of operations of the Registrant for the years ended December 31, 1996, 1995 and 1994 before the effect of reinsurance transactions with Sun Life (Canada).

                                          YEARS ENDED DECEMBER 31,
                                          -------------------------
                                           1996     1995     1994
                                          -------  -------  -------
                                                 (IN 000'S)
Income:
    Premiums, annuity deposits and other
     revenues                             $85,947  $86,819  $76,681
    Net investment income                  13,019   19,204   22,698
                                          -------  -------  -------
    Subtotal                               98,966  106,023   99,379
                                          -------  -------  -------
Benefits and expenses:
    Policyholder benefits                  64,328   61,720   48,614
    Other expenses                         29,357   41,557   45,146
                                          -------  -------  -------
    Subtotal                               93,685  103,277   93,760
                                          -------  -------  -------
Income from operations                    $ 5,281  $ 2,746  $ 5,619
                                          -------  -------  -------
                                          -------  -------  -------

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(Wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.)) NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

7.  WITHDRAWAL CHARACTERISTICS OF ANNUITY ACTUARIAL RESERVES AND DEPOSIT
LIABILITIES:
Withdrawal characteristics of general account and separate account annuity reserves and deposits:

                                           DECEMBER 31, 1996
                                          --------------------
                                           AMOUNT   % OF TOTAL
                                          --------  ----------
                                               (IN 000'S)
Subject to discretionary withdrawal
  --with market value adjustment          $ 92,135     19.6%
  --at book value less surrender charges
   (surrender charge > 5%)                  38,668      8.2%
  --at book value (minimal or no charge
   or adjustment)                          318,886     67.9%
Not subject to discretionary withdrawal
 provision                                  20,326      4.3%
                                          --------  -----
Total annuity actuarial reserves and
 deposit liabilities                      $470,015    100.0%
                                          --------  -----
                                          --------  -----


                                           DECEMBER 31, 1995
                                          --------------------
                                           AMOUNT   % OF TOTAL
                                          --------  ----------
                                               (IN 000'S)
Subject to discretionary withdrawal
  --with market value adjustment          $ 81,085     16.9%
  --at book value less surrender charges
   (surrender charge > 5%)                 103,767     21.6%
  --at book value (minimal or no charge
   or adjustment)                          275,075     57.3%
Not subject to discretionary withdrawal
 provision                                  20,181      4.2%
                                          --------  -----
Total annuity actuarial reserves and
 deposit liabilities                      $480,108    100.0%
                                          --------  -----
                                          --------  -----

8.  PENSION PLANS:
The Registrant participates with Sun Life (Canada) and Sun Life of Canada (U.S.) in a non-contributory defined benefit pension plan covering essentially all employees. The benefits are based on years of service and compensation.

The funding policy for the pension plan is to contribute an amount which at least satisfies the minimum amount required by ERISA. The Registrant is charged for its share of the pension cost based upon its covered participants. Pension plan assets consist principally of a variable accumulation fund contract held in a separate account of Sun Life (Canada).

The Registrant's share of the group's accrued pension cost at December 31, 1996, 1995 and 1994 was $178,000, $97,000 and $79,000, respectively. The Registrant's share of net periodic pension cost was $81,000, $18,000 and $79,000 for the years ended December 31, 1996, 1995 and 1994, respectively.

The Registrant also participates with Sun Life (Canada), Sun Life of Canada (U.S.) and certain affiliates in a 401(k) savings plan for which substantially all employees are eligible. The Registrant matches, up to specified amounts, employees' contributions to the plan. Employer contributions were $27,000, $21,000 and $17,000 for the years ended December 31, 1996, 1995 and 1994, respectively.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(Wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.)) NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

8.  PENSION PLANS (CONTINUED):
OTHER POST-RETIREMENT BENEFIT PLANS

In addition to pension benefits, the Registrant provides certain health, dental and life insurance benefits ("post-retirement benefits") for retired employees and dependents. Substantially all employees may become eligible for these benefits if they reach normal retirement age while working for the Registrant, or retire early upon satisfying an alternate age plus service condition. Life insurance benefits are generally set at a fixed amount.

Effective January 1, 1993, the Registrant began to accrue the estimated cost of retiree benefit payments during the years the employee provides service. The Registrant has elected to recognize a transition obligation of approximately $52,000 over a period of ten years. The expense recognized in the financial statements relative to this plan was $8,000 in 1996, $7,000 in 1995 and $5,000 in 1994. Effective June 5, 1996, the Registrant made certain changes regarding eligibility and benefits to its post-retirement health benefits plans for retirees on or after that date. The impact of these changes is a decrease of 1996 post-retirement costs of $13,000. The Registrant's post-retirement health care plans currently are not funded.

9.  FAIR VALUE OF FINANCIAL INSTRUMENTS:
The following table presents the carrying amounts and fair values of the Registrant's financial instruments at December 31, 1996 and 1995:

                                                      1996                            1995
                                          -----------------------------   -----------------------------
                                             CARRYING                        CARRYING
                                              AMOUNT        FAIR VALUE        AMOUNT        FAIR VALUE
                                          --------------   ------------   --------------   ------------
                                                                   (IN 000'S)
ASSETS
Bonds                                        $ 81,650        $   83,601      $132,026        $  136,853
Mortgages                                      40,432            41,196        51,844            53,718
                                          --------------   ------------   --------------   ------------
Total                                        $122,082        $  124,797      $183,870        $  190,571
                                          --------------   ------------   --------------   ------------
                                          --------------   ------------   --------------   ------------
LIABILITIES
Individual annuities                         $ 70,166        $   68,830      $138,661        $  137,463
                                          --------------   ------------   --------------   ------------
                                          --------------   ------------   --------------   ------------

The major methods and assumptions used in estimating the fair values of financial instruments are as follows:

The fair values of short-term bonds are estimated to be the amortized cost. The fair values of long-term bonds which are publicly traded are based upon market prices or dealer quotes. For privately placed bonds, fair values are estimated using prices for publicly traded bonds of similar credit risk, maturity, repayment and liquidity characteristics.

The fair values of the Registrant's general account reserves and liabilities under investment-type contracts (insurance and annuity contracts that do not involve mortality or morbidity risks) are estimated using discounted cash flow analyses or surrender values. Those contracts that are deemed to have short-term guarantees have a carrying amount equal to the estimated market value.

The fair values of mortgages are estimated by discounting future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(Wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.)) NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

10. STATUTORY INVESTMENT VALUATION RESERVES:
The asset valuation reserve (AVR) provides a reserve for losses from investments in bonds, mortgage loans, real-estate and other invested assets with related increases or decreases being recorded directly to surplus.

Realized capital gains and losses on bonds and mortgages which relate to changes in levels of interest rate risk are charged or credited to an IMR and amortized into income over the remaining contractual life of the security sold.

The table shown below presents changes in the major elements of the AVR and IMR.

                                               1996            1995
                                          --------------  --------------
                                           AVR     IMR     AVR     IMR
                                          ------  ------  ------  ------
                                            (IN 000'S)      (IN 000'S)
Balance, beginning of year                $1,546  $1,648  $1,764  $1,778
Realized capital gains (losses), net of
 tax                                        (439)    230     (22)    624
Amortization of investment gains               0    (704)      0    (754)
Unrealized investment gains (losses)         702       0    (672)      0
Required by formula                           36       0     476       0
                                          ------  ------  ------  ------
Balance, end of year                      $1,845  $1,174  $1,546  $1,648
                                          ------  ------  ------  ------
                                          ------  ------  ------  ------

11. LIABILITY FOR UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSE:
Activity in the liability for unpaid claims and claim adjustment expense is summarized below (in 000's).

                                                      1996     1995     1994
                                                     -------  -------  -------
 Balance at January 1                                $ 4,320  $ 2,322  $ 1,648
 Claims Incurred                                       5,061    4,789    2,930
 Claims Paid                                          (3,252)  (2,791)  (2,256)
                                                     -------  -------  -------
 Balance at December 31                              $ 6,129  $ 4,320  $ 2,322
                                                     -------  -------  -------
                                                     -------  -------  -------

The information presented above includes unpaid benefit claims and claim adjustment expenses for the group life and group long-term disability contracts. As of December 31, 1996 and 1995 the unpaid claim and claim adjustment liability for these contracts is included in Policy Reserves.

12. FEDERAL INCOME TAXES:
The Registrant files a consolidated federal income tax return with Sun Life of Canada (U.S.) and other affiliates. Federal income taxes are calculated as if the Registrant filed a return as a separate company. No provision is recognized for timing differences which may exist between financial statement and taxable income. Such differences include reserves, depreciation and accrual of market discount on bonds.

The Registrant made cash payments to Sun Life of Canada (U.S.) of $2,797,000, $2,421,000 and $725,000 during 1996, 1995 and 1994, respectively.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(Wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.)) NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

13. LEASE COMMITMENTS:
The Registrant leases two separate facilities for its annuity operations and group sales office. Both leases commenced in March, 1994.

Future minimum lease commitments are as follows:

 YEAR ENDING DECEMBER 31,
 ------------------------------  AMOUNT
                                 ------
                                  (IN
                                 000'S)
 1997                            $ 336
 1998                              336
 1999                              253
 2000                              237
 2001                              237
 Thereafter                        511
                                 ------
 Total                           $1,910
                                 ------
                                 ------

Rent expense under these and prior leases in 1996, 1995 and 1994 amounted to $336,000, $336,000 and $307,000, respectively.

14. CAPITAL STOCK AND SURPLUS:
On January 2, 1985, the Registrant issued 2,000 shares of common stock to Sun Life of Canada (U.S.) for $6,000,000. Through December 31, 1996, Sun Life of Canada (U.S.) has contributed an additional $25,500,000 to the Registrant's capital, of which $750,000 was used to establish a special contingency reserve in support of separate account business as required by New York Insurance Law. As a result of the law being repealed, the Registrant is no longer required to hold a special contingency reserve and has included the funds with paid-in capital.

15. MANAGEMENT AND SERVICE CONTRACTS:
The Registrant has agreements with Sun Life (Canada) which provide that Sun Life (Canada) will furnish to the Registrant, as requested, personnel as well as certain investment, actuarial and administrative services on a cost reimbursement basis. Expenses under these agreements amounted to approximately $1,866,000 in 1996, $1,741,000 in 1995 and $1,559,000 in 1994.

16. RISK-BASED CAPITAL:
Effective December 31, 1993, the NAIC adopted risk-based capital requirements for life insurance companies. The risk-based capital requirements provide a method for measuring the minimum acceptable amount of adjusted capital that a life insurer should have, as determined under statutory accounting practices, taking into account the risk characteristics of its investments and products. The Registrant has met the minimum risk-based capital requirements at December 31, 1996 and 1995.

17. ACCOUNTING POLICIES AND PRINCIPLES:
The financial statements of the Registrant have been prepared on the basis of statutory accounting practices, which prior to 1996, were considered by the insurance industry and the accounting profession to be in accordance with GAAP for mutual life insurance companies. The primary differences between statutory accounting and GAAP are described as follows. Statutory accounting practices do not recognize the following assets or liabilities which are reflected under
GAAP: deferred acquisition costs, deferred federal income taxes and statutory non-admitted assets. AVR and IMR are established under statutory accounting

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(Wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.)) NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

17. ACCOUNTING POLICIES AND PRINCIPLES (CONTINUED):
practices but not under GAAP. Methods for calculating real estate depreciation and investment valuation allowances differ under statutory accounting practices and GAAP. Premiums for investment type products are recognized as income for statutory purposes and as deposits to policyholders' accounts for GAAP.

Because the Registrant's management uses financial information prepared in conformity with accounting policies generally accepted in Canada in the normal course of business, the management of the Registrant has determined that the cost of complying with Statement No. 120 would exceed the benefits that the Registrant, or the users of its financial statements, would experience. Consequently, the Registrant has elected not to apply such standards in the preparation of these financial statements.

INDEPENDENT AUDITORS' REPORT

TO THE BOARD OF DIRECTORS AND STOCKHOLDER
SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
NEW YORK, NEW YORK

We have audited the accompanying statutory statements of admitted assets, liabilities and capital stock and surplus of Sun Life Insurance and Annuity Company of New York as of December 31, 1996 and 1995, and the related statutory statements of operations, changes in capital stock and surplus and cash flow for each of the three years in the period ended December 31, 1996. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Notes 1 and 17 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of New York, which practices differ from generally accepted accounting principles. The effects on the financial statements of the variances between the statutory basis of accounting and generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and capital stock and surplus of Sun Life Insurance and Annuity Company of New York as of December 31, 1996 and 1995, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 1996 on the basis of accounting described in Notes 1 and 17.

However, because of the effects of the matter discussed in the second preceding paragraph, in our opinion, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of Sun Life Insurance and Annuity Company of New York as of December 31, 1996 and 1995 or the results of its operations or its cash flow for each of the three years in the period ended December 31, 1996.

In our previous report dated February 7, 1996 we expressed an opinion that the 1995 and 1994 financial statements, prepared using accounting practices prescribed or permitted by the Insurance Department of the State of New York, presented fairly, in all material respects, the financial position of Sun Life Insurance and Annuity Company of New York, as of December 31, 1995, and the results of its operations and its cash flow for the years ended December 31, 1995 and 1994 in conformity with generally accepted accounting principles. As described in Notes 1 and 17 to the financial statements, pursuant to provisions of Statement of Financial Accounting Standards No. 120, ACCOUNTING AND REPORTING BY MUTUAL LIFE INSURANCE ENTERPRISES AND BY INSURANCE ENTERPRISES FOR CERTAIN LONG-DURATION PARTICIPATING CONTRACTS, financial statements of mutual life insurance enterprises (and stock life insurance companies that are wholly owned subsidiaries of mutual life insurance companies) for periods ending on or before December 15, 1996, prepared using accounting practices prescribed or permitted by insurance regulators are not considered presentations in conformity with generally accepted accounting principles when presented for comparative purposes with the enterprise's financial statements for periods subsequent to the effective date of Statement No. 120. Accordingly, our present opinion on the presentation of the 1995 and 1994 financial statements in accordance with generally accepted accounting principles, as presented herein, is different from that expressed in our previous report.

As management has stated in Note 17, because the Company's management uses financial information prepared in accordance with accounting principles generally accepted in Canada in the normal course of business, the management of Sun Life Insurance and Annuity Company of New York has determined that the cost of complying with Statement No. 120 would exceed the benefits that the Company, or the users of its financial statements would experience. Consequently, the Company has elected not to apply such standards in the preparation of these financial statements.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 3, 1997

                                   APPENDIX A

ILLUSTRATIVE EXAMPLE OF VARIABLE ACCUMULATION UNIT VALUE CALCULATIONS:

    Suppose the net asset value of a Series Fund share at the end of the current valuation period is $18.38; at the end of the immediately preceding valuation period was $18.32; the Valuation Period is one day; and no dividends or distributions caused Series Fund shares to go "ex-dividend" during the current Valuation Period. $18.38 divided by $18.32 is 1.00327511. Subtracting the one day risk factor for mortality and expense risks and the distribution expense charge of .00003809 (the daily equivalent of the current maximum charge of 1.40% on an annual basis) gives a net investment factor of 1.00323702. If the value of the variable accumulation unit for the immediately preceding valuation period had been 14.5645672, the value for the current valuation period would be
14.6117130 (14.5645672 X 1.00323702).

ILLUSTRATIVE EXAMPLE OF VARIABLE ANNUITY UNIT VALUE CALCULATIONS:

    Suppose the circumstances of the first example exist, and the value of an annuity unit for the immediately preceding valuation period had been 12.3456789. If the first variable annuity payment is determined by using an annuity payment based on an assumed interest rate of 4% per year, the value of the annuity unit for the current valuation period would be 12.3843113 (12.3456789 X 1.00323702 (the Net Investment Factor) X 0.99989255). 0.99989255 is the factor, for a one day Valuation Period, that neutralizes the assumed interest rate of four percent (4%) per year used to establish the Annuity Payment Rates found in the Contract.

ILLUSTRATIVE EXAMPLE OF VARIABLE ANNUITY PAYMENT CALCULATIONS:

    Suppose that a Contract's Accumulation Account is credited with 8,765.4321 variable accumulation units of a particular Sub-Account but is not credited with any fixed accumulation units; that the variable accumulation unit value and the annuity unit value for the particular Sub-Account for the valuation period which ends immediately preceding the annuity commencement date are 14.5645672 and
12.3456789 respectively; that the annuity payment rate for the age and option elected is $6.78 per $1,000; and that the annuity unit value on the day prior to the second variable annuity payment date is 12.3843113. The first variable annuity payment would be $865.57 (8,765.4321 X 14.5645672 X 6.78 divided by 1,000). The number of annuity units credited would be 70.1112 ($865.57 divided by 12.3456789) and the second variable annuity payment would be $868.28 (70.1112 X 12.3843113).

                                   APPENDIX B
        WITHDRAWALS, WITHDRAWAL CHARGES AND THE MARKET VALUE ADJUSTMENT

PART 1: VARIABLE ACCOUNT (THE MARKET VALUE ADJUSTMENT DOES NOT APPLY TO THE VARIABLE ACCOUNT)

    These examples assume the following:

        1)  The Purchase Payment was $10,000

        2) The date of full surrender or partial withdrawal occurs during the 3rd Contract Year and

           a) the Contract's Account Value is $12,000 and is attributable to the value of Variable Accumulation Units of one Sub-Account,

           b)  no previous partial withdrawals have been made.

EXAMPLE A--FULL SURRENDER:

        1) 10% or .10 of the Purchase Payment is available without imposition of a withdrawal charge: (.10 X $10,000 = $1,000).

        2) The balance of the full surrender ($12,000 - $1,000 = $11,000) is subject to the withdrawal charge applicable during the 3rd Contract Year (5% or .05).

        3)  The amount of the withdrawal charge is .05 X $11,000 = $550.

        4)  The amount of the full surrender is $12,000. - $550 = $11,450.

EXAMPLE B--PARTIAL WITHDRAWAL (IN THE AMOUNT OF $2,000):

        1) 10% or .10 of the Purchase Payment is available without imposition of a withdrawal charge. (.10 X $10,000 = $1,000).

        2) The balance of the partial withdrawal ($2,000 - $1,000 = $1,000) is subject to the withdrawal charge applicable during the 3rd Contract Year (5% or .05).

        3) The amount of the withdrawal charge is equal to the amount required to complete the partial withdrawal ($2,000 - $1,000 = $1,000) divided by 1 - .05 or .95 less the amount required to complete the balance of the partial withdrawal.

        Withdrawal Charge = $1,000 - $1,000
                           .95

                        = $52.63

    In this example, in order for the Owner to receive the amount requested ($2,000), a gross withdrawal of $2052.63 must be processed with $52.63 representing the withdrawal charge calculated above.

PART 2--FIXED ACCOUNT--EXAMPLES OF THE MARKET VALUE ADJUSTMENT (MVA)

    The MVA factor is:

                                 N/12
           1 + I
        (  1 + J      )                     -1

    These examples assume the following:

        1) the Guarantee Amount was allocated to a five year Guarantee Period with a Guaranteed Interest Rate of 6% or .06 (l).

        2)  the date of surrender is two years from the Expiration Date (N =
    24).

        3) the value of the Guarantee Amount on the date of surrender is $11,910.16

        4)  the interest earned in the current Contract Year is $674.16.

        5) no transfers or partial withdrawals affecting this Guarantee Amount have been made

        6) withdrawal charges, if any, are calculated in the same manner as shown in the examples in Part 1.

EXAMPLE OF A NEGATIVE MVA:

    Assume that on the date of surrender, the current rate (J) is 8% or .08

                                                               N/12
                                         1 + l
 The MVA factor =             (          1 + J      )                     -1
                                                               24/12
                                         1 + .06
                =             (          1 + .08    )                     -1

                =             (.981)2 -1

                =             .963 -1

                =      -      .037

    The value of the Guarantee Amount less interest credited to the Guarantee Amount in the current Contract Year is multiplied by the MVA factor to determine the MVA

                   ($11,910.16 - $674.16) X (-.037) = -$415.73

        -$415.73 represents the MVA that will be deducted from the value of the Guarantee Amount before the deduction of any withdrawal charge.

    For a partial withdrawal of $2,000.00 from this Guarantee Amount, the MVA would be

                    ($2,000.00 - $674.16) X (-.037) = -$49.06

        -$49.06 represents the MVA that will be deducted from the partial withdrawal amount before the deduction of any withdrawal charge.

EXAMPLE OF A POSITIVE MVA:

    Assume that on the date of surrender, the current rate (J) is 5% or .05.

                                                               N/12
                                         1 + l
 The MVA factor =             (          1 + J      )                     -1
                                                               24/12
                                         1 + .06
                =             (          1 + .05    )                     -1

                =             (1.010)2 -1

                =             1.019 -1

                =             .019

    The value of the Guarantee Amount less interest credited to the Guarantee Amount in the current Contract Year is multiplied by the MVA factor to determine the MVA

                   ($11,910.16 - $674.16) X .019 = $213.48

        $213.48 represents the MVA that would be added to the value of the Guarantee Amount before the deduction of any withdrawal charge.

    For a partial withdrawal of $2,000.00 from this Guarantee Amount, the MVA would be

                    ($2,000.00 - $674.16) X .019 = $25.19

        $25.19 represents the MVA that will be added to the value of the partial withdrawal amount before the deduction of any withdrawal charge.

                                   APPENDIX C
                        CALCULATION OF PERFORMANCE DATA

AVERAGE ANNUAL TOTAL RETURN:

    The table below shows, for various Sub-Accounts of the Variable Account, the Average Annual Total Return for the stated periods (or shorter period indicated in the note below), based upon a hypothetical initial Purchase Payment of $1,000, calculated in accordance with the formula set out below the table. For purposes of determining these investment results, the actual investment performance of each Series of MFS/Sun Life Series Trust is reflected from the date such Series commenced operations ("Inception"), although the Contracts have been offered only since March 1, 1993.


                          AVERAGE ANNUAL TOTAL RETURN
                        PERIOD ENDING DECEMBER 31, 1996



                           1 YEAR             5 YEAR                 10 YEAR                              DATE OF
                           PERIOD             PERIOD                  PERIOD             LIFE*           INCEPTION
                         -----------  ----------------------  ----------------------  -----------  ----------------------
Capital Appreciation
 Series................      12.79%            13.27%                  13.95%             --          August 13, 1985
Conservative Growth
 Series................      16.58%            11.65%                  12.22%             --          December 5, 1986
Government Securities
 Series................      (5.38%)            3.83%                   6.25%             --          August 12, 1985
High Yield Series......       4.41%             9.19%                   8.13%             --          August 13, 1985
Managed Sectors
 Series................       9.45%             8.56%                   --                14.85%        May 27, 1988
Money Market Series....      (2.35%)            1.52%                   3.84%             --          August 29, 1985
Total Return Series....       5.90%             8.78%                   --                10.20%        May 16, 1988
Utilities Series.......      12.11%             --                      --                10.95%     November 16, 1993
World Governments
 Series................      (2.51%)            4.31%                   --                 7.14%        May 16, 1988
World Growth Series....       5.30%             --                      --                 8.97%     November 16, 1993


------------------------
*From Date of Inception, as the lifetimes of these series are less than the periods indicated.

The length of the period and the last day of each period used in the above table are set out in the table heading and in the footnotes above. The Average Annual Total Return for each period was determined by finding the average annual compounded rate of return over each period that would equate the initial amount invested to the ending redeemable value for that period, in accordance with the following formula:

                                P(1 + T)n = ERV

 Where: P      =      a hypothetical Purchase Payment of $1,000
        T      =      average annual total return for the period
        n      =      number of years
      ERV      =      redeemable value (as of the end of the period) of a
                      hypothetical $1,000 Purchase Payment made at the beginning of the 1-year, 5-year, or 10-year period (or fractional portion thereof)

   The formula assumes that: 1) all recurring fees have been deducted from the Contract's Accumulation Account; 2) all applicable non-recurring Contract charges are deducted at the end of the period; and 3) there will be a full surrender at the end of the period.

    The $30 annual Account Fee will be allocated among the Sub-Accounts so that each Sub-Account's allocated portion of the Account Fee is proportional to the percentage of the number of Contracts that have amounts allocated to that Sub-Account. Because the impact of Account Fees on a particular Contract may differ from those assumed in the computation due to differences between actual allocations and the assumed ones, the total return that would have been experienced by an actual Contract over these same time periods may have been different from that shown above.

NON-STANDARDIZED INVESTMENT PERFORMANCE:

    The Variable Account may illustrate its results over various periods and compare its results to indices and other variable annuities in sales materials including advertisements, brochures and reports. Such results may be computed on a "cumulative" and/or "annualized" basis.

    "Cumulative" quotations are arrived at by calculating the change in the Accumulation Unit value of a Sub-Account between the first and last day of the base period being measured, and expressing the difference as a percentage of the Accumulation Unit value at the beginning of the base period.

    "Annualized" quotations (described in the following table as "Compound Growth Rate") are calculated by applying a formula which determines the level rate of return which, if earned over the entire base period, would produce the cumulative return.

                    NON-STANDARDIZED INVESTMENT PERFORMANCE:

$10,000 INVESTED IN                       ...WOULD HAVE GROWN TO THIS AMOUNT ON
THIS SUB-ACCOUNT UNDER A                            DECEMBER 31, 1996*
REGATTA-NY CONTRACT
THIS MANY YEARS AGO...

                            CAPITAL APPRECIATION SERIES                                      GOVERNMENT SECURITIES SERIES
           -------------------------------------------------------------             ---------------------------------------------
 NUMBER                                     CUMULATIVE       COMPOUND      NUMBER                                     CUMULATIVE
   OF                                         GROWTH          GROWTH         OF                                         GROWTH
  YEARS         PERIODS         AMOUNT         RATE            RATE         YEARS         PERIODS         AMOUNT         RATE
---------  -----------------  -----------  -------------  --------------  ---------  -----------------  -----------  -------------
    1      12/31/95-12/31/96  $ 11,980.32       19.80%          19.80%        1      12/31/95-12/31/96  $ 10,020.66        0.21%
    2      12/31/94-12/31/96  $ 15,887.20       58.87%          26.04%        2      12/31/94-12/31/96  $ 11,626.38       16.26%
    3      12/31/93-12/31/96  $ 15,104.16       51.04%          14.74%        3      12/31/93-12/31/96  $ 11,218.54       12.19%
    4      12/31/92-12/31/96  $ 17,579.46       75.79%          15.15%        4      12/31/92-12/31/96  $ 12,031.05       20.31%
    5      12/31/91-12/31/96  $ 19,699.93       97.00%          14.52%        5      12/31/91-12/31/96  $ 12,671.30       26.71%
   10      12/31/86-12/31/96  $ 37,752.31      277.52%          14.21%       10      12/31/86-12/31/96  $ 18,628.94       86.29%
  Life      8/13/85-12/31/96  $ 48,147.06      381.47%          14.79%      Life      8/12/85-12/31/96  $ 22,263.65      122.64%


                              MANAGED SECTORS SERIES                                              TOTAL RETURN SERIES
           -------------------------------------------------------------             ---------------------------------------------
 NUMBER                                     CUMULATIVE       COMPOUND      NUMBER                                     CUMULATIVE
   OF                                         GROWTH          GROWTH         OF                                         GROWTH
  YEARS         PERIODS         AMOUNT         RATE            RATE         YEARS         PERIODS         AMOUNT         RATE
---------  -----------------  -----------  -------------  --------------  ---------  -----------------  -----------  -------------
    1      12/31/95-12/31/96  $ 11,596.20       15.96%          15.96%        1      12/31/95-12/31/96  $ 11,248.28       12.48%
    2      12/31/94-12/31/96  $ 15,125.84       51.26%          22.99%        2      12/31/94-12/31/96  $ 14,064.02       40.64%
    3      12/31/93-12/31/96  $ 14,630.21       46.30%          13.52%        3      12/31/93-12/31/96  $ 13,556.07       35.56%
    4      12/31/92-12/31/96  $ 15,011.82       50.12%          10.69%        4      12/31/92-12/31/96  $ 15,120.96       51.21%
    5      12/31/91-12/31/96  $ 15,765.45       57.65%           9.53%        5      12/31/91-12/31/96  $ 16,190.51       61.91%
  Life      5/27/88-12/31/96  $ 33,134.16      231.34%          14.94%      Life      5/16/88-12/31/96  $ 23,884.91      138.85%

                            CONSERVATIVE GROWTH SERIES                                             UTILITIES SERIES
           -------------------------------------------------------------             ---------------------------------------------
 NUMBER                                     CUMULATIVE       COMPOUND      NUMBER                                     CUMULATIVE
   OF                                         GROWTH          GROWTH         OF                                         GROWTH
  YEARS         PERIODS         AMOUNT         RATE            RATE         YEARS         PERIODS         AMOUNT         RATE
---------  -----------------  -----------  -------------  --------------  ---------  -----------------  -----------  -------------
    1      12/31/95-12/31/96  $ 12,366.55       23.67%          23.67%        1      12/31/95-12/31/96  $ 11,867.33       18.67%
    2      12/31/94-12/31/96  $ 16,761.86       67.62%          29.47%        2      12/31/94-12/31/96  $ 15,496.11       54.96%
    3      12/31/93-12/31/96  $ 16,347.69       63.48%          17.80%
    4      12/31/92-12/31/96  $ 17,473.03       74.73%          14.97%
    5      12/31/91-12/31/96  $ 18,204.90       82.05%          12.73%
   10      12/31/86-12/31/96  $ 32,127.80      221.28%          12.38%
  Life      12/5/86-12/31/96  $ 32,080.54      220.81%          12.26%      Life     11/16/93-12/31/96  $ 14,525.95       45.26%

                                                            HIGH YIELD SERIES
                                      -------------------------------------------------------------
 NUMBER       COMPOUND      NUMBER                                     CUMULATIVE       COMPOUND
   OF          GROWTH         OF                                         GROWTH          GROWTH
  YEARS         RATE         YEARS         PERIODS         AMOUNT         RATE            RATE
---------  --------------  ---------  -----------------  -----------  -------------  --------------
    1             0.21%        1      12/31/95-12/31/96  $ 11,055.92       10.56%          10.56%
    2             7.83%        2      12/31/94-12/31/96  $ 12,761.18       27.61%          12.97%
    3             3.91%        3      12/31/93-12/31/96  $ 12,304.30       23.04%           7.16%
    4             4.73%        4      12/31/92-12/31/96  $ 14,287.09       42.87%           9.33%
    5             4.85%        5      12/31/91-12/31/96  $ 16,196.97       61.97%          10.13%
   10             6.42%       10      12/31/86-12/31/96  $ 21,966.38      119.66%           8.19%
  Life            7.28%      Life      8/13/85-12/31/96  $ 25,686.97      156.87%           8.63%
                                                        WORLD GOVERNMENTS SERIES
                                      -------------------------------------------------------------
 NUMBER       COMPOUND      NUMBER                                     CUMULATIVE       COMPOUND
   OF          GROWTH         OF                                         GROWTH          GROWTH
  YEARS         RATE         YEARS         PERIODS         AMOUNT         RATE            RATE
---------  --------------  ---------  -----------------  -----------  -------------  --------------
    1            12.48%        1      12/31/95-12/31/96  $ 10,321.22        3.21%           3.21%
    2            18.59%        2      12/31/94-12/31/96  $ 11,776.08       17.76%           8.52%
    3            10.67%        3      12/31/93-12/31/96  $ 11,092.43       10.92%           3.52%
    4            10.89%        4      12/31/92-12/31/96  $ 13,011.63       30.12%           6.80%
    5            10.12%        5      12/31/91-12/31/96  $ 12,908.42       29.08%           5.24%
  Life           10.61%      Life      5/16/88-12/31/96  $ 18,303.78       83.04%           7.25%
                                                           WORLD GROWTH SERIES
                                      -------------------------------------------------------------
 NUMBER       COMPOUND      NUMBER                                     CUMULATIVE       COMPOUND
   OF          GROWTH         OF                                         GROWTH          GROWTH
  YEARS         RATE         YEARS         PERIODS         AMOUNT         RATE            RATE
---------  --------------  ---------  -----------------  -----------  -------------  --------------
    1            18.67%        1      12/31/95-12/31/96  $ 11,151.61       11.52%          11.52%
    2            24.48%        2      12/31/94-12/31/96  $ 12,756.81       27.57%          12.95%
    3
    4
    5
   10
  Life           12.69%      Life     11/16/93-12/31/96  $ 13,752.25       37.52%          10.73%


------------------------
*For purposes of determining these investment results, the actual investment performance of each Series of MFS/Sun Life Series Trust is reflected from the date such Series commenced operations, although the Contracts have been offered only since March 1, 1993. The charges imposed under the Contract against the assets of the Variable Account for mortality and expense risks and administrative expenses have been deducted. However, the annual Account Fee is not reflected and these examples do not assume surrender at the end of the period.

                        ADVERTISING AND SALES LITERATURE

    As set forth in the Prospectus, the Company may refer to the following organizations (and others) in its marketing materials:

    A.M. BEST'S RATING SYSTEM is designed to evaluate the various factors affecting the overall performance of an insurance company in order to provide an opinion as to an insurance company's relative financial strength and ability to meet its contractual obligations. The procedure includes both a quantitative and qualitative review of each company.

    DUFF & PHELPS CREDIT RATING COMPANY's Insurance Company Claims Paying Ability Rating is an independent evaluation by a nationally accredited rating organization of an insurance company's ability to meet its future obligations under the contracts and products it sells. The rating takes into account both quantitative and qualitative factors.

    LIPPER VARIABLE INSURANCE PRODUCTS PERFORMANCE ANALYSIS SERVICE is a publisher of statistical data covering the investment company industry in the United States and overseas. Lipper is recognized as the leading source of data on open-end and closed-end funds. Lipper currently tracks the performance of over 5,000 investment companies and publishes numerous specialized reports, including reports on performance and portfolio analysis, fee and expense analysis.

    STANDARD & POOR's insurance claims-paying ability rating is an opinion of an operating insurance company's financial capacity to meet obligations of its insurance policies in accordance with their terms.

    VARDS (Variable Annuity Research Data Service) provides a comprehensive guide to variable annuity contract features and historical fund performance. The service also provides a readily understandable analysis of the comparative characteristics and market performance of funds inclusive in variable contracts.

    STANDARD & POOR'S INDEX--broad-based measurement of changes in stock-market conditions based on the average performance of 500 widely held common stocks; commonly known as the Standard & Poor's 500 (S&P 500). The selection of stocks, their relative weightings to reflect differences in the number of outstanding shares, and publication of the index itself are services of Standard & Poor's Corporation, a financial advisory, securities rating, and publishing firm. The index tracks 400 industrial company stocks, 20 transportation stocks, 40 financial company stocks, and 40 public utilities.

    NASDAQ-OTC Price Index--this index is based on the National Association of Securities Dealers Automated Quotations (NASDAQ) and represents all domestic over-the-counter stocks except those traded on exchanges and those having only one market maker, a total of some 3,500 stocks. It is market value-weighted and was introduced with a base of 100.00 on February 5, 1971.

    DOW JONES INDUSTRIAL AVERAGE (DJIA)--price-weighted average of 30 actively traded blue chip stocks, primarily industrials, but including American Express Company and American Telephone and Telegraph Company. Prepared and Published by Dow Jones & Company, it is the oldest and most widely quoted of all the market indicators. The average is quoted in points, not dollars.

    In its advertisements and other sales literature for the Variable Account and the Series Fund, the Company intends to illustrate the advantages of the Contracts in a number of ways:

    COMPOUND INTEREST ILLUSTRATIONS. These will emphasize several advantages of the variable annuity contract. For example, but not by way of limitation, the literature may emphasize the potential savings through tax deferral and/or the potential advantage of the Variable Account over the fixed account.

    DOLLAR COST AVERAGING ILLUSTRATIONS. These illustrations will generally discuss the price-leveling effect of making regular investments in the same Sub-Accounts over a period of time to take advantage of the trends in market prices of the portfolio securities purchased by those Sub-Accounts.

    SYSTEMATIC WITHDRAWAL PROGRAM. A service provided by the Company, through which the Owner may take any distribution allowed by Code Section 401(a)(9) in the case of Qualified Contracts, or permitted under Code Section 72 in the case of Non-Qualified Contracts, by way of a series of partial withdrawals. Withdrawals under this program may be fully or partially includible in income and may be subject to a 10% penalty tax. Consult your tax advisor.

    THE COMPANY'S ASSETS, SIZE. The Company may discuss its general financial condition (see, for example, the references to Standard & Poor's, Duff & Phelps and A.M. Best Company above); it may refer to its assets; it may also discuss its relative size and/or ranking among companies in the industry or among any sub-classification of those companies, based upon recognized evaluation criteria.

                                   SUN LIFE INSURANCE AND ANNUITY COMPANY
                                   OF NEW YORK
                                   80 BROAD STREET
                                   NEW YORK, NEW YORK 10004

                                   TELEPHONE:
                                   (212) 943-3855
                                   (800) 447-7569

                                   GENERAL DISTRIBUTOR
                                   Clarendon Insurance Agency, Inc.
                                   500 Boylston Street
                                   Boston, Massachusetts 02116

                                   LEGAL COUNSEL
                                   Covington & Burling
                                   1201 Pennsylvania Avenue, N.W.
                                   P.O. Box 7566
                                   Washington, D.C. 20044

                                   AUDITORS
                                   Deloitte & Touche LLP
                                   125 Summer Street
                                   Boston, Massachusetts 02110
REGNY-1 5/97

                                     PART B

          INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

     The information required in a Statement of Additional Information is contained in the Prospectus included in Part A of this Registration Statement.

                                     PART C

                                OTHER INFORMATION


Item 24.  FINANCIAL STATEMENTS AND EXHIBITS

     (a)  The following Financial Statements are included in this Registration
Statement:

Included in Part A:

A.   Condensed Financial Information - Accumulation Unit Values

B.   Financial Statements of the Registrant:

     1.   Statement of Condition, December 31, 1996;

     2.   Statement of Operations, Year Ended December 31, 1996;

     3. Statements of Changes in Net Assets, Years Ended December 31, 1996 and 1995;

     4.   Notes to Financial Statements; and

     5.   Independent Auditors' Report.

C.   Financial Statements of the Depositor:

     1. Statutory Statements of Admitted Assets, Liabilities and Capital Stock and Surplus, December 31, 1996 and 1995;

     2. Statutory Statements of Operations, Years Ended December 31, 1996, 1995 and 1994;

     3. Statutory Statements of changes in Capital Stock and Surplus, Years Ended December 31, 1996, 1995 and 1994;

     4. Statutory Statements of Cash Flow, Years Ended December 31, 1996, 1995 and 1994;

     5.   Notes to Statutory Financial Statements; and

     6.   Independent Auditors' Report.

     (b) The following Exhibits are incorporated in this Registration Statement by reference unless otherwise indicated:

     (1) Resolution of the Board of Directors of the depositor dated December 3, 1984, authorizing the establishment of the Registrant (filed as Exhibit A.(1) to the Registration Statement of the Registrant on Form N-8B-2, File No. 811-4440);

     (2)  Not applicable;

     (3) (a) Marketing Coordination and Administrative Services Agreement between the depositor, Massachusetts Financial Services Company and Clarendon Insurance Agency, Inc. dated December 3, 1984 (filed as Exhibit A.(3)(a) to the Registration Statement of the Registrant on Form N-8B-2, File No. 811-4440);

          (b)  (i)  Specimen Sales Operations and General Agent Agreement;

          (b) (ii)  Specimen Broker-Dealer Supervisory and Service Agreement;

          (b)(iii) Specimen Registered Representatives Agent Agreement (filed as Exhibits A.(3)(b)(i), A.(3)(b)(ii) and A.(3)(b)(iii), respectively, to the Registration Statement of the Registrant on Form N-8B-2, File No. 811-4440);

     (4)  Regatta NY Flexible Payment Combination Fixed/Variable
Annuity Contract (filed as Exhibit 4 to Post-Effective Amendment No. 1 to the Registration Statement of the Registrant on Form N-4, Reg. No. 33-41629);

     (5) Form of Application used with the variable annuity contract filed as Exhibit (4) (filed as Exhibit 5 to Post-Effective Amendment No. 1 to the Registration Statement of the Registrant on Form N-4, Reg. No. 33-41629);

     (6) Declaration of Intent and Charter and the by-laws of the Depositor (filed as Exhibits A.(6)(a) and A.(6)(b), respectively, to the Registration Statement of the Registrant on Form N-8B-2, File No. 811-4440).

     (7)  Not Applicable;

     (8) Service Agreement between the depositor and Massachusetts Financial Services Company dated December 3, 1984 (filed as Exhibit A.(8)(a) to the Registration Statement of the Registrant on Form N-8B-2, File No. 811-4440);

     (9) Opinion of Counsel and Consent to its use as to the legality of the securities being registered (filed as Exhibit 9 to Pre-Effective Amendment No. 2 to the Registration Statement of the Registrant on Form N-4, Reg. No. 33-41629);

     (10)      (a)  Consent of Deloitte & Touche (filed herewith);

               (b)  Consent of David D. Horn, Esq. (filed herewith);

               (c)  Certification of Counsel (filed herewith);

     (11)      None;

     (12)      Not Applicable;

     (13) Schedule for Computation of Performance Quotations (filed herewith); and

     (14) Financial Data Schedule meeting the requirements of Rule 483 under the Securities Act of 1933 (filed herewith).

     Item 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal                                Positions and Offices
Business Address                                  with the Depositor
------------------                                ---------------------

John D. McNeil                                    Chairman and Director
150 King Street West
Toronto, Ontario
  Canada  M5H 1J9


Donald A. Stewart                                 President and Director
150 King Street West
Toronto, Ontario
  Canada  M5H 1J9


David D. Horn                                     Senior Vice President
One Sun Life Executive Park                       and Director
Wellesley Hills, MA  02181

John S. Lane                                      Director
150 King Street West
Toronto, Ontario
  Canada  M5H 1J9

Richard B. Bailey                                 Director
500 Boylston Street
Boston, MA  02116

A. Keith Brodkin                                  Director
500 Boylston Street
Boston, MA 02116


M. Colyer Crum                                    Director
104 West Cliff Street
Weston, MA 02193


John G. Ireland                                   Director
680 Steamboat Road
Greenwich, CT 06830

Name and Principal                                Positions and Offices
Business Address                                  with the Depositor
------------------                                ---------------------

Edward M. Lamont                                  Director
Moores Hill Road
Syosset, New York  11791

Angus A. MacNaughton                              Director
950 Tower Lane
Metro Tower, Suite 1170
Foster City, California  94404

Fioravante G. Perrotta                            Director
200 Park Avenue
New York, New York  10166

Ralph F. Peters                                   Director
55 Strimples Mill Road
Stockton, New Jersey 08559

Pamela T. Timmins                                 Director
306 East 61st Street
New York, New York  10028

Robert P. Vrolyk                                  Vice President, Controller
One Sun Life Executive Park                       and Actuary
Wellesley Hills, MA  02181

Michael A. Cohen                                  Vice President and
80 Broad Street                                   Regional Manager
New York, New York 10004

C. James Prieur                                   Vice President, Investments
One Sun Life Executive Park
Wellesley Hills, MA  02181

S. Caesar Raboy                                   Senior Vice President
One Sun Life Executive Park
Wellesley Hills, MA  02181

L. Brock Thomson                                  Vice President
One Sun Life Executive Park                       and Treasurer
Wellesley Hills, MA  02181


Margaret Sears Mead                               Assistant Vice President and
One Sun Life Executive Park                       Secretary
Wellesley Hills, MA  02181

Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     No person is directly or indirectly controlled by the Registrant. The Registrant is a separate account of Sun Life Insurance and Annuity Company of New York which is a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.). Sun Life Assurance Company of Canada (U.S.) is a wholly-owned subsidiary of Sun Life Assurance Company of Canada.

     The following is a list of all corporations directly or indirectly controlled by or under common control with Sun Life Assurance Company of Canada, showing the state or other sovereign power under the laws of which each is organized and the percentage ownership of voting securities giving rise to the control relationship:

                                                                      Percent of
                                                     State or Country Ownership
                                                     or Jurisdiction  of Voting
                                                     of Incorporation Securities
                                                     ---------------- ----------
Sun Life Assurance Company of Canada                 Canada             100%
--------------------------------------------------------------------------------
Sun Life Assurance Company of Canada
  (U.S.)...........................................  Delaware           100%
Sun Life Assurance Company of Canada
  (U.K.) Limited ..................................  United Kingdom     100%
Sun Life of Canada Investment Management
  Limited .........................................  Canada             100%
Sun Life of Canada Benefit Management
  Limited .........................................  Canada             100%
Spectrum United Holdings, Inc......................  Canada             100%
Sun Canada Financial Co............................  Delaware           100%
Sun Life Insurance and Annuity Company of
  New York ........................................  New York             0%**
Sun Investment Services Company ...................  Delaware             0%**
Sun Benefit Services Company, Inc. ................  Delaware             0%**
Massachusetts Financial Services Company ..........  Delaware             0%*
New London Trust, F.S.B............................  Federally Chartered  0%**
Massachusetts Casualty Insurance Company...........  Massachusetts        0%**
Clarendon Insurance Agency, Inc. ..................  Massachusetts        0%***
MFS Service Center, Inc............................  Delaware             0%***
MFS/Sun Life Series Trust .........................  Massachusetts        0%****
Sun Capital Advisers, Inc. ........................  Delaware             0%**
MFS International, Ltd. ...........................  Ireland              0%***
MFS Institutional Advisors, Inc....................  Delaware             0%***
MFS Fund Distributors, Inc. .......................  Delaware             0%***
MFS Retirement Services, Inc. .....................  Delaware             0%***
Sun Life Financial Services Limited................  Bermuda              0%**

-------
     * 93.5% of the issued and outstanding voting securities of Massachusetts Financial Services Company are owned by Sun Life Assurance Company of Canada (U.S.)

    **   100% of the issued and outstanding voting securities of New London
          Trust, F.S.B., Sun Life Insurance and Annuity Company of New York, Sun Investment Services Company, Sun Benefit Services Company, Inc., Sun Capital Advisers, Inc., Sun Life Financial Services Limited and Massachusetts Casualty Insurance Company are owned by Sun Life Assurance Company of Canada (U.S.).
     *** 100% of the issued and outstanding voting securities of Clarendon Insurance Agency, Inc., MFS Service Center, Inc., MFS International, Ltd., MFS Institutional Advisors, Inc., MFS Fund Distributors, Inc., and MFS Retirement Services, Inc. are owned by Massachusetts Financial Services Company.
     **** 100% of the issued and outstanding voting securities of  MFS/Sun Life
          Series Trust are owned by separate accounts of   Sun Life Assurance
          Company of Canada (U.S.) and Sun Life Insurance and Annuity Company of New York.

     Omitted from the list are subsidiaries of Sun Life Assurance Company of Canada which, considered in the aggregate, would not constitute a "significant subsidiary" (as that term is defined in Rule 8b-2 under Section 8 of the Investment Company Act of 1940) of Sun Life Assurance Company of Canada.

     None of the companies listed is a subsidiary of the Registrant, therefore the only financial statements being filed are those of Sun Life Insurance and Annuity Company of New York.

Item 27.  NUMBER OF CONTRACT OWNERS


     As of February 28, 1997 there were 911 qualified and 2,303 non-qualified Regatta contracts and 216 qualified and 639 non-qualified Regatta Gold contracts participating in the investment experience of the Variable Account.


Item 28.  INDEMNIFICATION

     Article 5, Section 5.6 of the By-laws of Sun Life Insurance and Annuity Company of New York, a copy of which was filed as Exhibit A.(6)(b) to the Registration Statement of the Registrant on Form N-8B-2 (File No. 811-4440), provides for indemnification of directors, officers and employees of Sun Life Insurance and Annuity Company of New York.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Sun Life Insurance and Annuity Company of New York pursuant to the certificate of incorporation, by-laws, or otherwise, Sun Life (N.Y.) has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Sun Life (N.Y.) of expenses incurred or paid by a director, officer, or controlling person of Sun Life (N.Y.) in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Sun Life (N.Y.) will, unless in the opinion of their counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by them is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  PRINCIPAL UNDERWRITERS

     (a) Clarendon Insurance Agency, Inc., which is a wholly-owned subsidiary of Massachusetts Financial Services Company, acts as general distributor for the Registrant, Sun Life of Canada (U.S.) Variable Accounts C, D, E and F, Sun Life (N.Y.)

Variable Accounts A and B and Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, World Governments Variable Account, Total Return Variable Account and Managed Sectors Variable Account.


Name and Principal                 Positions and Offices
Business Address*                  with Underwriter
------------------                 ---------------------

A. Keith Brodkin.......          Chairman and Director**
Arnold D. Scott........                 Director
Jeffrey L. Shames......                 Director
Cynthia M. Orcutt......                President
Bruce C. Avery.........              Vice President
Joseph W. Dello Russo..                Treasurer
Stephen E. Cavan.......                 Secretary
Robert T. Burns........            Assistant Secretary
Thomas B. Hastings.....            Assistant Treasurer

------------------

* The principal business address of all directors and officers of the principal underwriter except Ms. Orcutt is 500 Boylston Street,
     Boston, Massachusetts  02116.   The principal business address of Ms.
     Orcutt is One Sun  Life Executive Park, Wellesley Hills, Massachusetts
     02181.
** Mr. Brodkin is a Director of Sun Life Assurance Company of Canada (U.S.) and Sun Life Insurance and Annuity Company of New York.

     (c)  Inapplicable.


Item 30.  LOCATION OF ACCOUNTS AND RECORDS

     Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by Sun Life Insurance and Annuity Company of New York, in whole or in part, at its Home Office at 80 Broad Street, New York, New York 10004, at the offices of Massachusetts Financial Services Company at
500 Boylston Street, Boston, Massachusetts   02116, or at the offices  of Sun
Life Assurance Company of Canada (U.S.) at 50 Milk Street, Boston Massachusetts 02103 and One Sun Life Executive Park, Wellesley Hills, Massachusetts 02181.

Item 31.  MANAGEMENT SERVICES

     Not applicable.

Item 32.  UNDERTAKINGS


     Representation with respect to Section 26(e) of the Investment Company Act of 1940.

     Sun Life Insurance and Annuity Company of New York represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the insurance company.

                                   SIGNATURES


     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1993 and has caused this amendment to its Registration Statement to be signed on its behalf in the Town of Wellesley and Commonwealth of Massachusetts on the 30th day of April, 1997.


                                        Sun Life (N.Y.)
                                          Variable Account C
                                        (Registrant)

                                        Sun Life Insurance and Annuity
                                          Company of New York
                                        (Depositor)




                                   By:*   /s/ JOHN D. McNEIL
                                   --------------------------------
                                              John D. McNeil
                                              Chairman

Attest:  /s/ BONNIE S. ANGUS
       ---------------------
             Bonnie S. Angus
             Assistant Vice President


     As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities with the Depositor, Sun Life Insurance and Annuity Company of New York, and on the dates indicated.


     Signatures                        Title                     Date
     ----------                        -----                     ----
                                   Chairman and
                                     Director
                                    (Principal
*    /s/ JOHN D. McNEIL           Executive Officer)           April 30, 1997
----------------------------
          John D. McNeil

----------------------------
*   By Bonnie S. Angus  pursuant to Power of Attorney filed with
    Post-Effective Amendment No. 1 to the Registration Statement of the Registrant on Form N-4, File No. 33-41629.

    Signatures                                 Title                Date
    ----------                                 -----                ----

                                          Vice President,
                                      Controller and Actuary
                                      (Principal Financial &
    /s/ ROBERT P. VROLYK                Accounting Officer)     April 30, 1997
--------------------------------------
        Robert P. Vrolyk

                                             President
                                           and Director
--------------------------------------
        Donald A. Stewart


*   /s/ RICHARD B. BAILEY                    Director           April 30, 1997
--------------------------------------
        Richard B. Bailey


*   /s/ A. KEITH BRODKIN                     Director           April 30, 1997
--------------------------------------
        A. Keith Brodkin


*   /s/ JOHN S. LANE                         Director           April 30, 1997
--------------------------------------
        John S. Lane

                                            Senior Vice
                                             President
*   /s/ DAVID D. HORN                      and Director         April 30, 1997
--------------------------------------
        David D. Horn


*   /s/ JOHN G. IRELAND                      Director           April 30, 1997
--------------------------------------
        John G. Ireland


*   /s/ EDWARD M. LAMONT                     Director           April 30, 1997
--------------------------------------
        Edward M. Lamont


*   /s/ FIORAVANTE G. PERROTTA               Director           April 30, 1997
--------------------------------------
        Fioravante G. Perrotta

---------------------------------

*   By Bonnie S. Angus  pursuant to Power of Attorney filed with
    Post-Effective Amendment No. 1 to the Registration Statement of the Registrant on Form N-4, File No. 33-41629.

    Signatures                                 Title                  Date
    ----------                                 -----                  ----

*  /s/ RALPH F. PETERS                       Director           April 30, 1997
--------------------------------------
      Ralph F. Peters


*  /s/ PAMELA T. TIMMINS                     Director           April 30, 1997
--------------------------------------
       Pamela T. Timmins


*  /s/ ANGUS A. MacNAUGHTON                  Director           April 30, 1997
--------------------------------------
      Angus A. MacNaughton


*  /s/ M. COLYER CRUM                        Director           April 30, 1997
--------------------------------------
      M. Colyer Crum











---------------------------
*   By Bonnie S. Angus  pursuant to Power of Attorney filed with
    Post-Effective Amendment No. 1 to the Registration Statement of the Registrant on Form N-4, File No. 33-41629.